UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2014

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2014, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury Inflation Protected Securities Fund)

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Annual Report
August 31, 2014

Schwab Short-Term
Bond Market Fundtm

Schwab Intermediate-Term Bond Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury Inflation Protected Securities Fund)

This page is intentionally left blank.

Five ways for investors to include bond funds
in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Returns for the 12 Months Ended August 31, 2014

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	1.72%

Barclays U.S. Government/Credit: 1-5 Years Index	1.94%
Fund Category: Morningstar Short-Term Bond	2.21%

Performance Details	pages 6-7

Schwab Intermediate-Term Bond Fundtm (Ticker Symbol: SWIIX)	3.95%

Barclays U.S. Intermediate Aggregate Bond Index	4.18%
Fund Category: Morningstar Intermediate-Term Bond	6.19%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	5.56%

Barclays U.S. Aggregate Bond Index	5.66%
Fund Category: Morningstar Intermediate-Term Bond	6.19%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	5.04%

Barclays GNMA Index	5.54%
Fund Category: Morningstar Intermediate Government	4.14%

Performance Details	pages 12-13

Schwab® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	5.44%

Barclays U.S. TIPS Index (Series-L)	5.70%
Fund Category: Morningstar Inflation Protected Bond	4.68%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding the Schwab Bond Funds. These funds are part of our line-up of products designed to serve as the foundation of an investor’s portfolio, and offer a range of solutions and risk levels for the fixed income portion of your portfolio.

For the 12-month reporting period ended August 31, 2014, the funds generated moderate total returns that reflected an overall decline in bond yields, but an overall increase in bond prices. Slow U.S. economic growth in early 2014 and assurances from the Federal Reserve that short-term interest rates need to remain low supported these results, even as the economy improved enough for the Fed to reduce its policies to hold down long-term interest rates. Corporate bonds outperformed Treasuries, as credit conditions generally improved. Additionally, falling yields translated into higher total returns for long-term bonds than for short-term bonds. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 5.7%.

Total returns in bonds are impacted by changes in interest rates. Since bond yields and bond prices tend to move in opposite directions, when yields rise, prices on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 3

From the President continued

For the 12-month reporting period ended August 31, 2014, the funds generated moderate total returns that reflected an overall decline in bond yields, but an overall increase in bond prices.

For more information about the Schwab Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

The Schwab Short-Term Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Government/Credit: 1-5 Years Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 1.72% for the 12-month reporting period ended August 31, 2014, while the comparative index returned 1.94%.

Market Highlights. U.S. bonds generated moderately positive overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower (and returns correspondingly higher), including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, corporate bonds and mortgage-backed securities generally outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments in the low yield environment. In addition, long-term bonds outperformed short-term bonds, with long-term bonds generating double-digit returns across some fixed income sectors.

Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses, transaction costs, and pricing differences between fund holdings and index pricing. Also, given the large number of securities in the comparative index, the fund employs a sampling strategy, which can lead to performance differences relative to the index.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	66.7%
Corporate Bonds	25.1%
Foreign Securities	7.9%
Municipal Bonds	0.2%
Other Investment Company	0.1%

By Credit Quality[2]

AAA	71.9%
AA	4.1%
A	9.0%
BBB	14.7%
BB	0.2%
Short-Term Ratings	0.1%

Weighted Average Maturity[3]	2.8 Yrs
Weighted Average Duration[3]	2.7 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2004 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	1.72%	2.01%	1.69%
Barclays U.S. Government/Credit: 1-5 Years Index	1.94%	2.39%	3.36%
Fund Category: Morningstar Short-Term Bond	2.21%	2.71%	2.97%

Fund Expense Ratios4: Net 0.29%; Gross 0.61%

 Yields1

30-Day SEC Yield[3]	0.69%

30-Day SEC Yield-No Waiver[5]	0.36%

12-Month Distribution Yield[3]	0.84%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 7

Schwab Intermediate-Term Bond Fund™

The Schwab Intermediate-Term Bond Fund (the fund) seeks total return. Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus borrowings for investment purposes) in debt instruments. For more information about the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 3.95% for the 12-month reporting period ended August 31, 2014, while the Barclays U.S. Intermediate Aggregate Bond Index (the comparative index) returned 4.18%.

Market Highlights. U.S. bonds generated moderately positive overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower (and returns correspondingly higher), including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, corporate bonds and mortgage-backed securities generally outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments in the low yield environment. In addition, long-term bonds outperformed short-term bonds, with long-term bonds generating double-digit returns across some fixed income sectors.

Positioning and Strategies. The investment adviser implemented several strategies expected to help the fund’s performance, with generally positive results. Corporate bonds were conservatively overweighted relative to the comparative index, enhancing the fund’s performance as these securities performed well compared with other fixed income sectors.

Mortgage-backed security holdings also generally supported the fund’s performance. Selection within this sector focused on mortgage-backed securities that were expected to realize slower prepayments on their underlying mortgages, and therefore maintain the higher-yielding benefits provided by these securities in the low yield environment.

In addition, the fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. The average month-end position in these securities was 4.0% for the fund, with a minimum exposure of 3.2% and maximum exposure of 4.8%.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	36.5%
Mortgage-Backed Securities[2]	34.3%
Corporate Bonds	20.6%
Foreign Securities	4.5%
Commercial Mortgage Backed Securities	3.1%
Other Investment Company	0.4%
Asset-Backed Obligations	0.3%
Preferred Stock	0.3%

By Credit Quality[3]

AAA	73.9%
AA	1.4%
A	7.1%
BBB	15.0%
BB	1.0%
Short-Term Ratings	0.4%
Unrated Securities	1.2%

Weighted Average Maturity[4]	4.5 Yrs
Weighted Average Duration[4]	3.9 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 3.9% of net assets on August 31, 2014.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

 Schwab Intermediate-Term Bond Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2007 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Intermediate-Term Bond Fundtm (10/31/07)	3.95%	4.32%	4.79%
Barclays U.S. Intermediate Aggregate Bond Index	4.18%	3.85%	4.52%
Fund Category: Morningstar Intermediate-Term Bond	6.19%	5.30%	5.07%

Fund Expense Ratios5: Net 0.46%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	1.67%

30-Day SEC Yield-No Waiver[6]	1.48%

12-Month Distribution Yield[3]	1.99%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.01% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fund™

The Schwab Total Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Aggregate Bond Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 5.56% for the 12-month reporting period ended August 31, 2014, while the comparative index returned 5.66%.

Market Highlights. U.S. bonds generated moderately positive overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower (and returns correspondingly higher), including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, corporate bonds and mortgage-backed securities generally outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments in the low yield environment. In addition, long-term bonds outperformed short-term bonds, with long-term bonds generating double-digit returns across some fixed income sectors.

Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses, transaction costs, and pricing differences between fund holdings and index pricing. Also, given the large number of securities in the comparative index, the fund employs a sampling strategy, which can lead to performance differences relative to the index.

In addition, the fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. The average month-end position in these securities was 5.0% for the fund, with a minimum exposure of 3.7% and maximum exposure of 6.3%.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	36.7%
Mortgage-Backed Securities[2]	27.4%
Corporate Bonds	22.1%
Foreign Securities	5.0%
Short-Term Investments	4.8%
Commercial Mortgage Backed Securities	2.0%
Municipal Bonds	0.9%
Other Investment Company	0.6%
Asset-Backed Obligations	0.5%

By Credit Quality[3]

AAA	73.3%
AA	3.2%
A	9.3%
BBB	13.0%
BB	0.3%
Short-Term Ratings	0.6%
Unrated Securities	0.3%

Weighted Average Maturity[4]	7.0 Yrs
Weighted Average Duration[4]	5.2 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.9% of net assets on August 31, 2014.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2004 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	5.56%	4.10%	3.23%
Barclays U.S. Aggregate Bond Index	5.66%	4.48%	4.72%
Fund Category: Morningstar Intermediate-Term Bond	6.19%	5.30%	4.56%

Fund Expense Ratios4: Net 0.29%; Gross 0.56%

 Yields1

30-Day SEC Yield[3]	1.88%

30-Day SEC Yield-No Waiver[5]	1.62%

12-Month Distribution Yield[3]	2.30%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 11

Schwab GNMA Fund™

The Schwab GNMA Fund (the fund) seeks high current income consistent with preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities. For more information about the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 5.04% for the 12-month reporting period that ended August 31, 2014, while its comparative index, the Barclays GNMA Index (the comparative index), returned 5.54%.

Market Highlights. U.S. bonds generated moderately positive overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower (and returns correspondingly higher), including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, corporate bonds and mortgage-backed securities generally outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments in the low yield environment. In addition, long-term bonds outperformed short-term bonds, with long-term bonds generating double-digit returns across some fixed income sectors.

Positioning and Strategies. The investment adviser implemented multiple strategies that generally enhanced the fund’s performance, although holdings of long-term, low-coupon mortgage pools at market weight generally detracted from the fund’s relative results. Among the fund’s more successful strategies was an emphasis on mortgage-backed securities that were expected to realize relatively slow underlying mortgage prepayments, which helped the fund maintain its income stream in the low yield environment. This strategy was accomplished by holding securities backed by mortgages with interest rates of 5.5% or more, and these securities appreciated as long-term interest rates declined.

In addition, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed securities that settle on a forward date. The average month-end position in these securities was 9.1% for the fund, with a minimum exposure of 7.9% and maximum exposure of 13.5%.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Mortgage-Backed Securities[2]	94.9%
Short-Term Investment	4.3%
Other Investment Company	0.8%

By Credit Quality[3]

AAA	80.7%
Short-Term Ratings	0.8%
Unrated Securities	18.5%

Weighted Average Maturity[4]	5.9 Yrs
Weighted Average Duration[4]	4.6 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 8.0% of net assets on August 31, 2014.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	See Glossary for definitions of maturity and duration.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2004 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab GNMA Fundtm (3/3/03)	5.04%	3.59%	4.42%
Barclays GNMA Index	5.54%	4.03%	4.84%
Fund Category: Morningstar Intermediate Government	4.14%	3.31%	3.89%

Fund Expense Ratios5: Net 0.57%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	2.41%

30-Day SEC Yield-No Waiver[6]	2.32%

12-Month Distribution Yield[3]	2.70%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.02% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 13

Schwab® Treasury Inflation Protected Securities Index Fund

The Schwab Treasury Inflation Protected Securities Index Fund (the fund) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the comparative index). Under normal circumstances, the fund will invest at least 90% of its net assets in securities included in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 5.44% for the 12-month period ended August 31, 2014, while the comparative index returned 5.70%.

Market Highlights. U.S. bonds generated moderately positive overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower (and returns correspondingly higher), including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, U.S. Treasury securities generally underperformed lower credit-quality bonds, as investors favored potentially higher-yielding investments in the low yield environment. In addition, long-term bonds outperformed short-term bonds, with long-term bonds generating double-digit returns across some fixed income sectors.

This overall decline in interest rates also helped the performance of TIPS. In addition, consumer prices—as measured by the non-seasonally adjusted consumer price index for all urban consumers, CPI-NSA (the index against which the principal of TIPS is adjusted)—rose 1.7% during the 12-month reporting period, translating into upwardly adjusted principals for TIPS and a greater income stream for these securities. As a result, U.S. TIPS performed well compared with many other U.S. bond sectors.

Positioning and Strategies. Consistent with its objective and strategies, the fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s duration and maturity allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government Securities	99.9%
Other Investment Company	0.1%

By Credit Quality[2]

AAA	99.9%
Short-Term Ratings	0.1%

Weighted Average Maturity[3]	8.6 Yrs
Weighted Average Duration[3]	7.8 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.

14 Schwab Taxable Bond Funds

 Schwab® Treasury Inflation Protected Securities Index Fund

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 31, 2006 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	5.44%	5.04%	4.86%
Barclays U.S. TIPS Index (Series-L)	5.70%	5.45%	5.46%
Fund Category: Morningstar Inflation Protected Bond	4.68%	4.63%	4.52%

Fund Expense Ratios5: Net 0.19%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	2.03%

30-Day SEC Yield-No Waiver[6]	1.69%

12-Month Distribution Yield[3]	1.97%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab Short-Term Bond Market Fundtm
Actual Return	0.29%	$1,000.00	$1,004.40	$1.47
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.74	$1.48

Schwab Intermediate-Term Bond Fundtm
Actual Return	0.45%	$1,000.00	$1,015.60	$2.29
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.94	$2.29

Schwab Total Bond Market Fundtm
Actual Return	0.29%	$1,000.00	$1,027.60	$1.49
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.74	$1.49

Schwab GNMA Fundtm
Actual Return	0.56%	$1,000.00	$1,020.40	$2.85
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.38	$2.86

Schwab® Treasury Inflation Protected Securities Index Fund
Actual Return	0.19%	$1,000.00	$1,036.10	$0.98
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	9.21	9.33	9.27	9.19	8.93

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.07	0.10	0.12	0.18
Net realized and unrealized gains (losses)	0.08	(0.12)	0.06	0.08	0.26

Total from investment operations	0.16	(0.05)	0.16	0.20	0.44
Less distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.10)	(0.12)	(0.18)

Net asset value at end of period	9.29	9.21	9.33	9.27	9.19

Total return (%)	1.72	(0.49)	1.74	2.23	4.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.29	0.29	0.49 [1]	0.55
Gross operating expenses	0.62	0.61	0.62	0.62	0.62
Net investment income (loss)	0.85	0.80	1.07	1.34	1.95
Portfolio turnover rate[2]	67	77	92	94	173
Net assets, end of period ($ x 1,000,000)	438	439	443	267	258

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
2 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

66.1%	U.S. Government and Government Agencies	289,595,730	289,769,232
7.8%	Foreign Securities	34,021,683	34,323,710
24.9%	Corporate Bonds	107,856,003	108,984,248
0.1%	Municipal Bonds	624,587	636,340
0.1%	Other Investment Company	468,469	468,469

99.0%	Total Investments	432,566,472	434,181,999
1.0%	Other Assets and Liabilities, Net		4,173,322

100.0%	Net Assets		438,355,321

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 66.1% of net assets

U.S. Government Agency Securities 7.5%
Fannie Mae
4.38%, 10/15/15	2,000,000	2,092,982
2.38%, 04/11/16	1,750,000	1,804,701
0.63%, 08/26/16	2,850,000	2,852,688
1.20%, 07/17/17 (b)	1,500,000	1,501,347
0.88%, 08/28/17	1,000,000	995,500
0.88%, 10/26/17	1,500,000	1,488,315
1.13%, 03/28/18 (b)	575,000	572,265
1.13%, 05/25/18 (b)	1,000,000	987,994
1.75%, 06/20/19	1,000,000	1,001,000
Federal Farm Credit Bank
4.88%, 12/16/15	150,000	158,792
Federal Home Loan Bank
0.38%, 06/24/16	1,150,000	1,147,470
0.50%, 09/28/16	2,000,000	1,996,334
4.88%, 05/17/17	1,500,000	1,657,946
1.00%, 06/21/17	1,000,000	1,001,238
1.63%, 06/14/19	400,000	397,459
Freddie Mac
2.50%, 05/27/16	2,000,000	2,069,580
2.00%, 08/25/16	2,000,000	2,055,204
0.75%, 10/05/16 (b)	2,000,000	2,000,350
1.00%, 03/08/17	1,000,000	1,003,629
1.00%, 06/29/17	1,750,000	1,750,479
1.03%, 11/28/17 (b)	975,000	968,532
0.88%, 03/07/18	1,800,000	1,772,366
1.75%, 05/30/19	1,500,000	1,505,898

		32,782,069

U.S. Treasury Obligations 58.6%
U.S. Treasury Notes
1.25%, 09/30/15	1,000,000	1,011,953
0.25%, 10/15/15	2,000,000	2,002,070
1.25%, 10/31/15	3,000,000	3,037,500
0.38%, 11/15/15	2,000,000	2,004,532
4.50%, 11/15/15	4,000,000	4,206,796
1.38%, 11/30/15	4,000,000	4,058,436
0.25%, 12/15/15	6,000,000	6,002,694
0.25%, 12/31/15	2,000,000	2,000,938
2.13%, 12/31/15	1,750,000	1,793,750
0.38%, 01/15/16	7,750,000	7,763,167
2.00%, 01/31/16	335,000	343,192
0.38%, 02/15/16	3,000,000	3,003,867
0.25%, 02/29/16	2,250,000	2,248,639
2.13%, 02/29/16	1,000,000	1,027,148
2.63%, 02/29/16	750,000	775,913
0.38%, 03/15/16	4,000,000	4,003,592
2.25%, 03/31/16	1,000,000	1,030,156
2.38%, 03/31/16	1,500,000	1,547,813
0.25%, 04/15/16	1,200,000	1,198,102
0.38%, 04/30/16	2,500,000	2,500,538
2.00%, 04/30/16	2,000,000	2,053,790
0.25%, 05/15/16	1,000,000	997,715
0.38%, 05/31/16	3,850,000	3,848,495
1.75%, 05/31/16	4,000,000	4,092,736
3.25%, 05/31/16	1,000,000	1,049,082
0.50%, 06/15/16	6,000,000	6,008,556
0.50%, 06/30/16	3,500,000	3,504,511
1.50%, 06/30/16	5,000,000	5,095,605
3.25%, 06/30/16	1,450,000	1,523,576
0.63%, 07/15/16	2,500,000	2,507,862
1.50%, 07/31/16	1,100,000	1,121,291
0.63%, 08/15/16	6,000,000	6,015,354
4.88%, 08/15/16	1,750,000	1,897,964
1.00%, 08/31/16	1,500,000	1,514,591
3.00%, 08/31/16	1,000,000	1,049,180
0.88%, 09/15/16	2,500,000	2,517,187
1.00%, 09/30/16	2,000,000	2,018,282
0.63%, 10/15/16	3,000,000	3,003,165
3.13%, 10/31/16	4,500,000	4,744,336
4.63%, 11/15/16	3,500,000	3,806,523
0.88%, 11/30/16	1,250,000	1,256,788
2.75%, 11/30/16	2,500,000	2,618,360
0.88%, 12/31/16	4,000,000	4,018,592
3.25%, 12/31/16	6,000,000	6,357,186
0.88%, 02/28/17	2,100,000	2,106,972
0.75%, 03/15/17	3,000,000	3,000,351
1.00%, 03/31/17	2,000,000	2,010,938
0.88%, 04/30/17	4,500,000	4,506,327
3.13%, 04/30/17	600,000	636,422
0.88%, 05/15/17	2,000,000	2,002,266
0.63%, 05/31/17	9,000,000	8,943,048
2.75%, 05/31/17	1,500,000	1,576,758
0.88%, 06/15/17	1,000,000	1,000,234
0.75%, 06/30/17	2,250,000	2,240,771
2.50%, 06/30/17	800,000	835,562
0.88%, 07/15/17	3,700,000	3,696,529
0.50%, 07/31/17	5,000,000	4,937,305
2.38%, 07/31/17	1,000,000	1,041,172
0.63%, 08/31/17	7,000,000	6,927,816

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.63%, 09/30/17	3,500,000	3,458,847
0.75%, 10/31/17	2,000,000	1,981,094
0.63%, 11/30/17	3,500,000	3,447,090
2.25%, 11/30/17	1,500,000	1,555,137
0.75%, 12/31/17	6,500,000	6,419,764
0.88%, 01/31/18	4,750,000	4,704,728
0.75%, 02/28/18	1,250,000	1,230,615
0.75%, 03/31/18	1,000,000	983,086
0.63%, 04/30/18	3,000,000	2,931,210
1.00%, 05/31/18	5,000,000	4,945,705
1.38%, 06/30/18	2,500,000	2,504,005
1.38%, 07/31/18	1,000,000	1,000,703
1.50%, 08/31/18	5,250,000	5,272,969
1.38%, 09/30/18	3,500,000	3,494,942
1.25%, 10/31/18	3,000,000	2,976,564
1.25%, 11/30/18	3,000,000	2,973,399
1.38%, 12/31/18	4,000,000	3,982,500
1.50%, 01/31/19	4,500,000	4,497,187
1.50%, 02/28/19	5,500,000	5,492,052
1.63%, 03/31/19	4,000,000	4,012,032
1.63%, 04/30/19	3,500,000	3,507,245
1.50%, 05/31/19	6,750,000	6,720,469
1.63%, 06/30/19	2,250,000	2,252,021
1.63%, 07/31/19	2,000,000	2,000,390
1.63%, 08/31/19	5,000,000	4,999,415

		256,987,163

Total U.S. Government and Government Agencies
(Cost $289,595,730)		289,769,232

Foreign Securities 7.8% of net assets

Foreign Agencies 2.8%

Austria 0.2%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	300,000	304,815
0.75%, 12/15/16	500,000	500,263

		805,078

Brazil 0.2%
Petrobras Global Finance BV
3.00%, 01/15/19	650,000	642,115
Petrobras International Finance Co.
3.88%, 01/27/16	350,000	360,674

		1,002,789

Germany 1.5%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	1,000,000	1,032,370
2.00%, 06/01/16 (d)	1,250,000	1,282,998
4.88%, 01/17/17 (d)	1,550,000	1,697,512
4.50%, 07/16/18 (d)	800,000	892,440
1.88%, 04/01/19 (d)	650,000	657,183
Landwirtschaftliche Rentenbank
2.50%, 02/15/16 (d)	750,000	772,821

		6,335,324

Japan 0.4%
Japan Finance Corp.
2.25%, 07/13/16	750,000	773,053
1.75%, 11/13/18	500,000	501,960
2.13%, 02/07/19	250,000	254,855
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	221,000

		1,750,868

Mexico 0.1%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	281,125
Petroleos Mexicanos
3.50%, 07/18/18	250,000	261,875

		543,000

Norway 0.0%
Statoil A.S.A.
1.15%, 05/15/18	200,000	197,432

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	637,802
The Korea Development Bank
3.50%, 08/22/17	600,000	632,393

		1,270,195

Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	152,909
1.13%, 04/05/18	450,000	446,070

		598,979

		12,503,665

Foreign Local Government 0.6%

Canada 0.6%
Hydro Quebec
2.00%, 06/30/16	300,000	307,233
Province of Manitoba
1.13%, 06/01/18	150,000	148,350
Province of Nova Scotia
5.13%, 01/26/17	250,000	275,413
Province of Ontario
1.88%, 09/15/15	400,000	406,662
2.30%, 05/10/16	300,000	308,906
3.15%, 12/15/17	250,000	264,744
1.20%, 02/14/18	500,000	496,332
2.00%, 01/30/19	500,000	504,880

		2,712,520

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	443,000

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	150,000	150,120

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	344,250

Italy 0.2%
Republic of Italy
4.75%, 01/25/16	500,000	526,649
5.38%, 06/12/17	300,000	331,175

		857,824

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.1%
United Mexican States
5.63%, 01/15/17	500,000	553,750

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	274,475

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	232,000

Turkey 0.2%
Turkey Government International Bond
7.00%, 09/26/16	150,000	165,570
7.00%, 03/11/19	650,000	750,717

		916,287

		3,771,706

Supranational* 3.5%
African Development Bank
6.88%, 10/15/15	250,000	265,239
0.88%, 05/15/17	300,000	299,394
Asian Development Bank
2.50%, 03/15/16	650,000	670,741
1.75%, 09/11/18	450,000	455,550
1.88%, 04/12/19	250,000	252,434
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	110,696
Council of Europe Development Bank
1.50%, 02/22/17	400,000	406,126
European Bank for Reconstruction & Development
1.38%, 10/20/16	650,000	659,772
1.00%, 02/16/17	250,000	251,219
European Investment Bank
4.88%, 02/16/16	600,000	639,059
2.25%, 03/15/16	1,000,000	1,027,948
2.50%, 05/16/16	800,000	827,450
5.13%, 09/13/16	500,000	545,190
4.88%, 01/17/17	650,000	712,023
1.75%, 03/15/17	450,000	459,688
1.00%, 06/15/18	400,000	394,291
1.63%, 12/18/18	750,000	752,692
1.88%, 03/15/19	1,000,000	1,009,817
Inter-American Development Bank
0.88%, 03/15/18	1,250,000	1,232,097
1.75%, 08/24/18	250,000	252,432
International Bank for Reconstruction & Development
2.13%, 03/15/16	900,000	922,972
0.88%, 04/17/17	700,000	701,977
1.13%, 07/18/17	500,000	502,718
1.88%, 03/15/19	200,000	203,261
International Finance Corp.
2.25%, 04/11/16	200,000	205,744
2.13%, 11/17/17	650,000	669,560
1.75%, 09/04/18	400,000	404,884
1.75%, 09/16/19	250,000	249,973
Nordic Investment Bank
1.00%, 03/07/17	250,000	250,872

		15,335,819

Total Foreign Securities
(Cost $34,021,683)		34,323,710

Corporate Bonds 24.9% of net assets

Finance 10.8%

Banking 8.2%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	262,945
3.05%, 08/23/18	150,000	156,868
American Express Centurion Bank
6.00%, 09/13/17	250,000	283,635
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	217,500
American Express Credit Corp.
2.75%, 09/15/15	250,000	256,073
2.13%, 07/27/18	350,000	355,080
Bank of America Corp.
1.50%, 10/09/15	250,000	252,385
6.50%, 08/01/16	125,000	137,457
1.35%, 11/21/16	400,000	401,513
5.30%, 03/15/17	250,000	272,825
6.00%, 09/01/17	600,000	673,938
5.75%, 12/01/17	750,000	842,005
2.00%, 01/11/18	700,000	703,659
6.88%, 04/25/18	400,000	466,792
2.65%, 04/01/19	500,000	505,635
Barclays Bank PLC
2.50%, 02/20/19	500,000	508,617
BB&T Corp.
4.90%, 06/30/17	250,000	273,588
6.85%, 04/30/19	300,000	362,206
BNP Paribas S.A.
3.60%, 02/23/16	500,000	520,139
2.45%, 03/17/19	250,000	253,135
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	204,531
Capital One Bank USA NA
2.25%, 02/13/19 (b)	750,000	752,578
Capital One Financial Corp.
6.75%, 09/15/17	200,000	230,712
Citigroup, Inc.
1.70%, 07/25/16	1,000,000	1,012,211
4.45%, 01/10/17	500,000	536,404
6.00%, 08/15/17	500,000	562,562
6.13%, 05/15/18	600,000	688,726
2.50%, 09/26/18	500,000	508,071
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	350,009
Deutsche Bank AG
3.25%, 01/11/16	300,000	310,131
1.35%, 05/30/17	250,000	249,706
Fifth Third Bancorp
3.63%, 01/25/16	600,000	624,463
HSBC USA, Inc.
1.63%, 01/16/18	200,000	200,828
JPMorgan Chase & Co.
3.45%, 03/01/16	1,000,000	1,039,122
3.15%, 07/05/16	300,000	312,004
6.00%, 01/15/18	400,000	454,700
1.80%, 01/25/18	500,000	502,188
2.35%, 01/28/19	600,000	606,438
KeyBank NA
1.10%, 11/25/16 (b)	250,000	250,813
Lloyds Bank PLC
4.88%, 01/21/16	200,000	211,661

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.20%, 03/28/17	400,000	429,838
2.30%, 11/27/18	400,000	405,193
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	252,604
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	1,200,000	1,298,128
Morgan Stanley
5.38%, 10/15/15	1,000,000	1,051,472
6.25%, 08/28/17	1,000,000	1,132,864
5.95%, 12/28/17	300,000	339,654
2.38%, 07/23/19	500,000	499,920
MUFG Union Bank NA
3.00%, 06/06/16	250,000	259,361
PNC Bank NA
2.20%, 01/28/19 (b)	250,000	252,126
PNC Funding Corp.
2.70%, 09/19/16 (b)	750,000	776,272
Rabobank Nederland
3.38%, 01/19/17	150,000	158,253
Regions Financial Corp.
2.00%, 05/15/18 (b)	250,000	249,128
Royal Bank of Canada
2.63%, 12/15/15	300,000	308,102
State Street Corp.
2.88%, 03/07/16	200,000	207,110
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	252,857
2.45%, 01/10/19	250,000	254,000
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	312,869
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	511,313
The Bank of Nova Scotia
1.38%, 07/15/16	500,000	506,646
1.45%, 04/25/18	250,000	247,771
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	547,798
6.40%, 10/02/17	500,000	571,079
The Goldman Sachs Group, Inc.
5.35%, 01/15/16	150,000	159,204
6.25%, 09/01/17	250,000	283,052
5.95%, 01/18/18	1,000,000	1,129,273
6.15%, 04/01/18	1,400,000	1,595,920
2.63%, 01/31/19	500,000	506,383
The Toronto-Dominion Bank
2.50%, 07/14/16	250,000	258,370
2.63%, 09/10/18	500,000	514,922
2.13%, 07/02/19	250,000	249,732
UBS AG
5.88%, 12/20/17	175,000	198,827
5.75%, 04/25/18	100,000	113,867
UBS Preferred Funding Trust V
6.24%, 12/31/49 (a)(b)	300,000	317,813
Wells Fargo & Co.
5.75%, 05/16/16	300,000	324,774
2.63%, 12/15/16	250,000	259,445
5.63%, 12/11/17	1,000,000	1,131,319
2.15%, 01/15/19	200,000	201,720
Westpac Banking Corp.
2.25%, 01/17/19	600,000	608,047

		35,990,879

Brokerage 0.2%
Jefferies Group LLC
3.88%, 11/09/15	150,000	155,630
5.50%, 03/15/16	65,000	69,478
5.13%, 04/13/18	150,000	164,081
Nomura Holdings, Inc.
4.13%, 01/19/16	300,000	312,405
2.75%, 03/19/19	150,000	152,224

		853,818

Finance Company 0.7%
GATX Corp.
1.25%, 03/04/17	100,000	99,502
2.50%, 07/30/19	150,000	150,286
General Electric Capital Corp.
1.50%, 07/12/16	650,000	659,082
2.30%, 04/27/17	900,000	925,861
5.63%, 05/01/18	300,000	341,606
2.30%, 01/14/19	250,000	254,920
HSBC Finance Corp.
5.50%, 01/19/16	150,000	159,329
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	507,520

		3,098,106

Insurance 1.2%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	388,463
American International Group, Inc.
5.05%, 10/01/15	100,000	104,820
5.85%, 01/16/18	300,000	340,477
2.30%, 07/16/19 (b)	400,000	402,049
Assurant, Inc.
2.50%, 03/15/18	150,000	151,580
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	100,000	101,381
2.00%, 08/15/18	150,000	151,893
Berkshire Hathaway, Inc.
2.20%, 08/15/16	150,000	154,621
Cigna Corp.
2.75%, 11/15/16	250,000	259,476
5.38%, 03/15/17	100,000	109,999
CNA Financial Corp.
6.50%, 08/15/16	150,000	165,634
Genworth Holdings, Inc.
8.63%, 12/15/16	200,000	230,862
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	329,683
MetLife, Inc.
6.82%, 08/15/18	400,000	475,317
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	340,776
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	110,593
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	424,491
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	200,280
Voya Financial, Inc.
2.90%, 02/15/18	300,000	310,693
WellPoint, Inc.
5.25%, 01/15/16	100,000	106,382
2.25%, 08/15/19	300,000	299,116

		5,158,586

Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
3.63%, 03/15/16	600,000	624,271

See financial notes 21

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
ProLogis LP
2.75%, 02/15/19 (b)	450,000	458,960
Simon Property Group LP
5.25%, 12/01/16 (b)	250,000	271,208
2.15%, 09/15/17 (b)	150,000	153,954
Ventas Realty LP
3.13%, 11/30/15	500,000	514,763
2.00%, 02/15/18 (b)	250,000	251,971

		2,275,127

		47,376,516

Industrial 12.7%

Basic Industry 0.9%
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	497,150
Barrick Gold Corp.
2.50%, 05/01/18	200,000	203,166
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	117,041
Domtar Corp.
10.75%, 06/01/17	75,000	92,138
Eastman Chemical Co.
2.40%, 06/01/17	300,000	307,518
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	150,000	164,708
Freeport-McMoRan, Inc.
2.38%, 03/15/18	700,000	710,142
Glencore Canada Corp.
6.00%, 10/15/15	200,000	211,102
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	335,841
Monsanto Co.
2.75%, 04/15/16	200,000	206,695
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	600,000	611,354
Rock-Tenn Co.
4.45%, 03/01/19	200,000	217,108
The Dow Chemical Co.
5.70%, 05/15/18	101,000	114,752
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	333,753

		4,122,468

Capital Goods 1.1%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	102,785
Caterpillar Financial Services Corp.
1.25%, 11/06/17	350,000	349,091
2.10%, 06/09/19	500,000	502,522
CRH America, Inc.
6.00%, 09/30/16	75,000	82,335
Eaton Corp.
0.95%, 11/02/15	350,000	351,511
5.60%, 05/15/18	300,000	340,934
General Dynamics Corp.
2.25%, 07/15/16	100,000	103,042
General Electric Co.
5.25%, 12/06/17	750,000	841,213
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	150,000	154,074
John Deere Capital Corp.
5.50%, 04/13/17	150,000	166,666
2.80%, 09/18/17	350,000	365,979
1.95%, 12/13/18	250,000	251,141
L-3 Communications Corp.
3.95%, 11/15/16	200,000	211,011
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	102,569
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	199,686
Owens Corning, Inc.
6.50%, 12/01/16	100,000	110,730
United Technologies Corp.
1.80%, 06/01/17	500,000	509,236
Waste Management, Inc.
2.60%, 09/01/16	200,000	206,470

		4,950,995

Communications 1.9%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	256,388
American Tower Corp.
3.40%, 02/15/19	350,000	363,653
AT&T, Inc.
0.90%, 02/12/16	150,000	150,544
2.40%, 08/15/16	200,000	205,989
1.40%, 12/01/17	200,000	200,038
5.50%, 02/01/18	250,000	282,228
2.38%, 11/27/18	300,000	305,907
British Telecommunications PLC
1.63%, 06/28/16	250,000	252,958
2.35%, 02/14/19	200,000	202,295
Comcast Corp.
4.95%, 06/15/16	150,000	161,214
6.30%, 11/15/17	250,000	288,558
COX Communications, Inc.
5.50%, 10/01/15	100,000	105,024
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	516,757
2.40%, 03/15/17	100,000	102,897
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	226,980
Omnicom Group, Inc.
5.90%, 04/15/16	300,000	323,895
Orange S.A.
2.75%, 02/06/19	200,000	205,305
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	275,000	287,175
The Walt Disney Co.
1.35%, 08/16/16	150,000	152,072
1.85%, 05/30/19	300,000	298,130
Time Warner Cable, Inc.
5.85%, 05/01/17	250,000	279,317
Time Warner, Inc.
5.88%, 11/15/16	300,000	331,173
2.10%, 06/01/19	400,000	397,163
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	250,415
2.50%, 09/15/16	450,000	464,213
2.00%, 11/01/16	200,000	204,016
2.55%, 06/19/19	700,000	712,075
Viacom, Inc.
2.50%, 12/15/16	150,000	154,591
2.20%, 04/01/19	300,000	299,890
Vodafone Group PLC
5.63%, 02/27/17	150,000	165,518
1.25%, 09/26/17	200,000	198,487

		8,344,865

22 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Consumer Cyclical 1.5%
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,483
American Honda Finance Corp.
1.13%, 10/07/16	350,000	352,237
CVS Caremark Corp.
1.20%, 12/05/16	105,000	105,522
2.25%, 08/12/19 (b)	500,000	500,503
eBay, Inc.
1.63%, 10/15/15	125,000	126,705
1.35%, 07/15/17	150,000	150,573
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	255,542
6.63%, 08/15/17	500,000	571,440
5.00%, 05/15/18	750,000	828,700
2.88%, 10/01/18	200,000	206,114
Kohl’s Corp.
6.25%, 12/15/17	100,000	114,167
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	104,917
Macy’s Retail Holdings, Inc.
7.45%, 07/15/17	250,000	291,059
Marriott International, Inc.
6.20%, 06/15/16	150,000	163,320
McDonald’s Corp.
5.30%, 03/15/17	250,000	276,612
Nordstrom, Inc.
6.25%, 01/15/18	200,000	229,638
Starbucks Corp.
2.00%, 12/05/18 (b)	250,000	251,765
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	175,280
The Home Depot, Inc.
5.40%, 03/01/16	500,000	536,005
Toyota Motor Credit Corp.
2.80%, 01/11/16	200,000	206,286
1.38%, 01/10/18	200,000	199,821
Wal-Mart Stores, Inc.
2.80%, 04/15/16	200,000	207,495
5.38%, 04/05/17	200,000	222,050
1.13%, 04/11/18	300,000	296,503
Yum! Brands, Inc.
6.25%, 03/15/18	34,000	38,873

		6,510,610

Consumer Non-Cyclical 3.3%
AbbVie, Inc.
1.75%, 11/06/17	750,000	754,532
2.00%, 11/06/18	250,000	249,716
Amgen, Inc.
2.13%, 05/15/17	150,000	153,535
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	252,262
2.15%, 02/01/19	200,000	202,457
Bottling Group LLC
5.50%, 04/01/16	150,000	161,557
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	260,017
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	355,197
Celgene Corp.
2.30%, 08/15/18	500,000	507,602
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	152,352
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	156,407
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	251,774
Diageo Capital PLC
1.13%, 04/29/18	150,000	147,493
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	300,000	304,985
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	724,339
General Mills, Inc.
5.70%, 02/15/17	100,000	110,864
5.65%, 02/15/19	400,000	462,596
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	261,466
2.05%, 04/01/19	300,000	301,328
Kellogg Co.
4.45%, 05/30/16	100,000	106,207
Kraft Foods Group, Inc.
2.25%, 06/05/17	400,000	409,336
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,716
Mattel, Inc.
2.50%, 11/01/16	100,000	103,051
McKesson Corp.
0.95%, 12/04/15	300,000	300,983
3.25%, 03/01/16	100,000	103,525
5.70%, 03/01/17	150,000	166,848
2.28%, 03/15/19	200,000	200,306
Merck & Co, Inc.
1.30%, 05/18/18	350,000	348,195
Mondelez International, Inc.
4.13%, 02/09/16	500,000	523,552
2.25%, 02/01/19 (b)	200,000	200,507
Mylan, Inc.
1.80%, 06/24/16	200,000	202,797
2.60%, 06/24/18	150,000	152,958
2.55%, 03/28/19	450,000	452,739
Newell Rubbermaid, Inc.
2.05%, 12/01/17	300,000	302,796
PepsiCo, Inc.
2.50%, 05/10/16	100,000	103,132
1.25%, 08/13/17	100,000	100,335
Pfizer, Inc.
2.10%, 05/15/19	400,000	403,066
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	149,744
5.65%, 05/16/18	250,000	285,036
Procter & Gamble Co.
1.80%, 11/15/15	250,000	254,338
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,119
Sanofi
2.63%, 03/29/16	250,000	258,190
1.25%, 04/10/18	400,000	396,114
The Coca-Cola Co.
1.15%, 04/01/18	250,000	247,929
4.88%, 03/15/19	250,000	282,159
The Kroger Co.
3.90%, 10/01/15	200,000	206,800
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	500,000	505,684
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	304,276

See financial notes 23

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,417
UST LLC
5.75%, 03/01/18	500,000	566,768
Whirlpool Corp.
6.50%, 06/15/16	250,000	274,489
Zoetis, Inc.
1.15%, 02/01/16	250,000	251,061

		14,234,652

Energy 2.1%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	549,239
Apache Corp.
1.75%, 04/15/17	100,000	101,505
BP Capital Markets PLC
3.13%, 10/01/15	250,000	257,228
3.20%, 03/11/16	250,000	260,006
1.85%, 05/05/17	300,000	305,601
1.38%, 05/10/18	100,000	99,045
2.24%, 05/10/19	200,000	201,318
Chevron Corp.
1.72%, 06/24/18 (b)	650,000	655,033
ConocoPhillips
5.20%, 05/15/18	150,000	168,284
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	202,016
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	500,358
Encana Corp.
6.50%, 05/15/19	250,000	294,677
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	222,456
6.70%, 07/01/18	350,000	408,537
Ensco PLC
3.25%, 03/15/16	150,000	155,378
Enterprise Products Operating LLC
6.50%, 01/31/19	200,000	236,949
Hess, Corp.
1.30%, 06/15/17	250,000	249,973
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	400,000	451,115
2.65%, 02/01/19	300,000	303,138
Marathon Oil Corp.
0.90%, 11/01/15	250,000	250,702
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	103,865
Nabors Industries, Inc.
2.35%, 09/15/16	200,000	205,633
Noble Holding International Ltd.
3.05%, 03/01/16	500,000	515,695
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	599,021
Shell International Finance BV
5.20%, 03/22/17	150,000	165,887
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	311,209
Suncor Energy, Inc.
6.10%, 06/01/18	400,000	461,668
Total Capital International S.A.
2.10%, 06/19/19	250,000	250,509
Total Capital S.A.
2.30%, 03/15/16	100,000	102,592
1.50%, 02/17/17	150,000	151,689
Valero Energy Corp.
6.13%, 06/15/17	200,000	225,715
Weatherford International Ltd.
5.50%, 02/15/16	200,000	212,670
Williams Partners LP
7.25%, 02/01/17	200,000	226,722

		9,405,433

Technology 1.6%
Apple, Inc.
0.45%, 05/03/16	150,000	149,823
1.00%, 05/03/18	350,000	343,312
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	515,957
Baidu, Inc.
3.25%, 08/06/18	200,000	207,517
Broadcom Corp.
2.70%, 11/01/18	500,000	515,545
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	214,606
1.10%, 03/03/17	350,000	351,346
Fiserv, Inc.
3.13%, 10/01/15	200,000	205,068
6.80%, 11/20/17	400,000	460,658
Hewlett-Packard Co.
2.65%, 06/01/16	500,000	515,469
2.75%, 01/14/19	400,000	409,880
Intel Corp.
1.35%, 12/15/17	150,000	150,029
International Business Machines Corp.
1.25%, 02/06/17	350,000	352,728
1.25%, 02/08/18	250,000	249,230
1.88%, 05/15/19	200,000	199,924
Microsoft Corp.
1.63%, 09/25/15	250,000	253,510
1.63%, 12/06/18	250,000	250,375
NetApp, Inc.
2.00%, 12/15/17	750,000	758,519
Oracle Corp.
5.25%, 01/15/16	250,000	266,239
2.25%, 10/08/19	200,000	200,978
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	154,506
Xerox Corp.
2.95%, 03/15/17	150,000	156,165

		6,881,384

Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	341,813
CSX Corp.
5.60%, 05/01/17	100,000	110,910
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,249
Southwest Airlines Co.
5.13%, 03/01/17	400,000	433,973

		1,189,945

		55,640,352

Utilities 1.4%

Electric 1.3%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	401,863

24 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
CMS Energy Corp.
5.05%, 02/15/18	150,000	166,096
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	504,988
Consumers Energy Co.
5.50%, 08/15/16	74,000	80,788
Duke Energy Corp.
1.63%, 08/15/17	150,000	151,171
2.10%, 06/15/18 (b)	200,000	201,901
Duke Energy Ohio, Inc.
5.45%, 04/01/19	400,000	458,564
Edison International
3.75%, 09/15/17	300,000	319,349
NextEra Energy Capital Holdings, Inc.
2.60%, 09/01/15	100,000	101,995
7.88%, 12/15/15	150,000	163,505
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	350,000	350,856
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	225,490
PPL Capital Funding Inc.
1.90%, 06/01/18 (b)	100,000	100,149
PSEG Power LLC
5.50%, 12/01/15	200,000	211,675
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	326,636
The Dayton Power & Light Co.
1.88%, 09/15/16	300,000	305,286
The Southern Co.
2.45%, 09/01/18	350,000	358,204
2.15%, 09/01/19 (b)	500,000	500,274
TransAlta Corp.
6.65%, 05/15/18	100,000	113,246
Xcel Energy, Inc.
0.75%, 05/09/16	500,000	500,448

		5,542,484

Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	150,000	150,767
Sempra Energy
6.50%, 06/01/16	250,000	274,129

		424,896

		5,967,380

Total Corporate Bonds
(Cost $107,856,003)		108,984,248

Municipal Bonds 0.1% of net assets

Fixed-Rate Obligations 0.1%
California
GO Bonds
3.95%, 11/01/15	350,000	364,273
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	272,067

Total Municipal Bonds
(Cost $624,587)		636,340

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	468,469	468,469

Total Other Investment Company
(Cost $468,469)		468,469

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $432,632,839 and the unrealized appreciation and depreciation were $2,390,176 and ($841,016), respectively, with a net unrealized appreciation of $1,549,160.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $655,697 or 0.1% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO —	General obligation
REIT —	Real Estate Investment Trust

See financial notes 25

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$289,769,232	$—	$289,769,232
Foreign Securities[1]	—	34,323,710	—	34,323,710
Corporate Bonds[1]	—	108,984,248	—	108,984,248
Municipal Bonds[1]	—	636,340	—	636,340
Other Investment Company[1]	468,469	—	—	468,469

Total	$468,469	$433,713,530	$—	$434,181,999

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

26 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $432,566,472)		$434,181,999
Receivables:
Investments sold		19,543,462
Interest		2,192,643
Fund shares sold		286,761
Due from investment adviser		2,449
Prepaid expenses	+	3,748

Total assets		456,211,062

Liabilities

Payables:
Investments bought		11,494,070
Shareholder service fees		18,177
Fund shares redeemed		6,237,247
Distributions to shareholders		42,685
Accrued expenses	+	63,562

Total liabilities		17,855,741

Net Assets

Total assets		456,211,062
Total liabilities	−	17,855,741

Net assets		$438,355,321

Net Assets by Source
Capital received from investors		489,969,131
Net realized capital losses		(53,229,337)
Net unrealized capital appreciation		1,615,527

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$438,355,321		47,206,365		$9.29

See financial notes 27

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$4,882,922
Securities on loan	+	704

Total investment income		4,883,626

Expenses

Investment adviser and administrator fees		1,290,181
Shareholder service fees		1,064,506
Portfolio accounting fees		100,115
Shareholder reports		54,140
Professional fees		44,019
Registration fees		38,628
Transfer agent fees		26,672
Custodian fees		11,814
Independent trustees’ fees		10,512
Interest expense		2
Other expenses	+	10,436

Total expenses		2,651,025
Expense reduction by CSIM and its affiliates	−	1,403,848

Net expenses	−	1,247,177

Net investment income		3,636,449

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,376,519
Net change in unrealized appreciation (depreciation) on investments	+	2,039,521

Net realized and unrealized gains		3,416,040

Increase in net assets resulting from operations		$7,052,489

28 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$3,636,449	$3,519,782
Net realized gains		1,376,519	2,186,031
Net change in unrealized appreciation (depreciation)	+	2,039,521	(7,343,895)

Increase (decrease) in net assets from operations		7,052,489	(1,638,082)

Distributions to shareholders

Distributions from net investment income		($3,636,449)	($3,519,782)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,476,574	$171,226,318	27,837,215	$258,840,696
Shares reinvested		311,076	2,886,296	267,443	2,486,255
Shares redeemed	+	(19,240,163)	(178,294,815)	(27,934,919)	(259,948,466)

Net transactions in fund shares		(452,513)	($4,182,201)	169,739	$1,378,485

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,658,878	$439,121,482	47,489,139	$442,900,861
Total increase (decrease)	+	(452,513)	(766,161)	169,739	(3,779,379)

End of period		47,206,365	$438,355,321	47,658,878	$439,121,482

See financial notes 29

Schwab Intermediate-Term Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	10.06	10.61	10.54	10.43	9.89

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.15	0.17	0.32	0.50
Net realized and unrealized gains (losses)	0.21	(0.32)	0.22	0.16	0.58

Total from investment operations	0.39	(0.17)	0.39	0.48	1.08
Less distributions:
Distributions from net investment income	(0.20)	(0.20)	(0.21)	(0.36)	(0.54)
Distributions from net realized gains	(0.00)[1]	(0.18)	(0.11)	(0.01)	—

Total distributions	(0.20)	(0.38)	(0.32)	(0.37)	(0.54)

Net asset value at end of period	10.25	10.06	10.61	10.54	10.43

Total return (%)	3.95	(1.68)	3.80	4.75	11.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.51 [2,3]	0.61	0.61	0.62
Gross operating expenses	0.64	0.63	0.62	0.61	0.63
Net investment income (loss)	1.73	1.48	1.67	3.13	4.71
Portfolio turnover rate[4]	177	288	304	294	173
Net assets, end of period ($ x 1,000,000)	370	353	418	431	459

1 Per-share amount was less than $0.01.
2 Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
3 The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
4 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

30 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

21.9%		Corporate Bonds	79,305,376	80,937,192
0.3%		Asset-Backed Obligations	1,111,771	1,127,343
36.3%		Mortgage-Backed Securities	131,327,576	134,374,002
3.3%		Commercial Mortgage-Backed Securities	11,806,732	12,112,910
38.7%		U.S. Government and Government Agencies	142,291,254	143,191,808
4.8%		Foreign Securities	17,343,073	17,675,230
0.3%		Preferred Stock	1,018,680	1,018,400
0.4%		Other Investment Company	1,725,195	1,725,195

106.0%		Total Investments	385,929,657	392,162,080
(2	.1)%	TBA Sale Commitments	(7,722,656)	(7,733,013)
(3.9%)		Other Assets and Liabilities, Net		(14,579,822)

100.0%		Net Assets		369,849,245

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 21.9% of net assets

Finance 8.5%

Banking 5.1%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	522,894
American Express Co.
5.50%, 09/12/16	500,000	546,027
Bank of America Corp.
5.42%, 03/15/17	500,000	546,218
1.27%, 01/15/19 (a)	1,000,000	1,024,282
5.63%, 07/01/20	500,000	573,725
4.00%, 04/01/24	550,000	567,679
BNP Paribas S.A.
3.60%, 02/23/16	300,000	312,083
3.25%, 03/03/23	500,000	504,839
BPCE S.A.
1.48%, 04/25/16 (a)	1,000,000	1,015,963
Capital One Financial Corp.
1.00%, 11/06/15	500,000	501,302
Citigroup, Inc.
5.00%, 09/15/14	250,000	250,354
3.95%, 06/15/16	500,000	525,839
1.19%, 07/25/16 (a)	1,000,000	1,010,102
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	150,004
First Tennessee Bank NA
5.05%, 01/15/15	1,000,000	1,015,022
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	852,563
4.95%, 03/25/20	500,000	559,937
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,214,703
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	522,500
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	508,254
Morgan Stanley
5.50%, 07/24/20	1,000,000	1,138,151
3.75%, 02/25/23	100,000	102,819
4.10%, 05/22/23	250,000	254,953
Rabobank Nederland
4.63%, 12/01/23	700,000	745,748
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,477
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	250,000	254,466
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	500,964
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	294,710
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	254,764
5.63%, 01/15/17	250,000	273,223
2.38%, 01/22/18	400,000	406,612
6.15%, 04/01/18	650,000	740,963
3.85%, 07/08/24 (b)	100,000	102,014
Wells Fargo & Co.
5.63%, 12/11/17	300,000	339,396
4.60%, 04/01/21	500,000	559,113

		18,841,663

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	306,235
2.75%, 03/19/19	250,000	253,706

		559,941

Finance Company 1.2%
GATX Corp.
1.25%, 03/04/17	600,000	597,009
2.50%, 07/30/19	600,000	601,144
General Electric Capital Corp.
5.63%, 05/01/18	500,000	569,343
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,021,875
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	507,520
3.75%, 08/15/21 (b)	500,000	510,748
4.25%, 08/15/24 (b)	500,000	512,403

		4,320,042

Insurance 1.2%
Aflac, Inc.
3.63%, 06/15/23	250,000	257,685
American International Group, Inc.
2.38%, 08/24/15	600,000	612,077
Assurant, Inc.
2.50%, 03/15/18	750,000	757,900

See financial notes 31

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Cigna Corp.
5.13%, 06/15/20	350,000	395,165
CNA Financial Corp.
5.88%, 08/15/20	250,000	290,086
Genworth Holdings, Inc.
7.70%, 06/15/20	500,000	606,863
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	549,579
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	110,593
WellPoint, Inc.
2.30%, 07/15/18	250,000	253,629
2.25%, 08/15/19	250,000	249,263
3.50%, 08/15/24 (b)	500,000	502,467

		4,585,307

Real Estate Investment Trust 0.9%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	507,721
Kilroy Realty LP
6.63%, 06/01/20	500,000	592,649
4.25%, 08/15/29 (b)	500,000	504,365
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	757,824
ProLogis LP
4.50%, 08/15/17	250,000	269,157
WP Carey, Inc.
4.60%, 04/01/24 (b)	500,000	523,279

		3,154,995

		31,461,948

Industrial 12.5%

Basic Industry 1.5%
Airgas, Inc.
3.65%, 07/15/24 (b)	500,000	511,617
Anglo American Capital PLC
1.18%, 04/15/16 (a)(c)	500,000	503,168
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	737,502
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	500,000	519,573
Glencore Funding LLC
2.50%, 01/15/19 (c)	500,000	499,413
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	260,120
LYB International Finance BV
4.00%, 07/15/23	500,000	529,856
Monsanto Co.
2.75%, 07/15/21	1,000,000	1,006,220
The Dow Chemical Co.
4.25%, 11/15/20 (b)	750,000	819,790
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	100,410

		5,487,669

Capital Goods 0.7%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	501,570
Eaton Corp.
0.95%, 11/02/15	100,000	100,432
2.75%, 11/02/22	750,000	734,375
General Electric Co.
0.85%, 10/09/15	200,000	200,927
5.25%, 12/06/17	500,000	560,808
John Deere Capital Corp.
2.95%, 03/09/15	350,000	354,785

		2,452,897

Communications 2.4%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	315,869
America Movil, S.A.B. de CV
1.23%, 09/12/16 (a)	1,000,000	1,008,733
AT&T, Inc.
2.38%, 11/27/18	200,000	203,938
5.80%, 02/15/19	750,000	871,441
Comcast Corp.
5.88%, 02/15/18	400,000	458,456
5.70%, 07/01/19	350,000	409,038
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	282,617
Embarq Corp.
7.08%, 06/01/16	750,000	825,432
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	567,450
Orange S.A.
2.75%, 02/06/19	400,000	410,610
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	304,545
Time Warner, Inc.
3.15%, 07/15/15	250,000	255,803
Verizon Communications, Inc.
0.63%, 06/09/17 (a)	1,000,000	1,003,982
4.50%, 09/15/20	1,000,000	1,099,650
5.15%, 09/15/23	500,000	566,510
Viacom, Inc.
3.88%, 04/01/24 (b)	300,000	307,208

		8,891,282

Consumer Cyclical 1.8%
CVS Caremark Corp.
3.38%, 08/12/24 (b)	500,000	503,927
eBay, Inc.
0.72%, 08/01/19 (a)	1,000,000	1,002,167
Ford Motor Credit Co. LLC
1.48%, 05/09/16 (a)	1,000,000	1,015,066
6.63%, 08/15/17	265,000	302,863
Hyundai Capital Services, Inc.
1.03%, 03/18/17 (a)(c)	1,000,000	1,004,393
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	509,124
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	235,907
4.38%, 09/01/23 (b)	250,000	268,021
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	676,231
QVC, Inc.
5.45%, 08/15/34 (b)(c)	500,000	505,807
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	580,303
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	112,307

		6,716,116

Consumer Non-Cyclical 1.8%
Altria Group, Inc.
4.75%, 05/05/21	500,000	557,800
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	262,992

32 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Cardinal Health, Inc.
4.63%, 12/15/20	500,000	554,838
3.20%, 06/15/22	100,000	100,616
3.20%, 03/15/23	250,000	248,339
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	251,766
Forest Laboratories, Inc.
5.00%, 12/15/21 (b)(c)	1,000,000	1,104,432
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	595,427
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	562,889
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	350,887
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,096,322
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	152,858
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	554,812
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	158,744
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	250,550

		6,803,272

Energy 2.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	285,265
BP Capital Markets PLC
2.24%, 05/10/19	1,250,000	1,258,239
Canadian Natural Resources Ltd.
0.61%, 03/30/16 (a)	250,000	250,824
3.80%, 04/15/24	250,000	260,012
Continental Resources, Inc.
5.00%, 09/15/22 (b)	500,000	540,000
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23 (b)	500,000	503,060
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	1,000,000	1,027,940
Encana Corp.
6.50%, 05/15/19	500,000	589,353
Energy Transfer Partners LP
6.70%, 07/01/18	150,000	175,088
4.15%, 10/01/20 (b)	100,000	105,917
Enterprise Products Operating LLC
3.90%, 02/15/24 (b)	250,000	261,216
EOG Resources, Inc.
2.45%, 04/01/20 (b)	500,000	504,540
Hess Corp.
8.13%, 02/15/19	500,000	623,926
Nabors Industries, Inc.
5.10%, 09/15/23 (b)	600,000	665,359
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	100,000	103,575
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	650,000	721,500
The Williams Cos., Inc.
4.55%, 06/24/24 (b)	1,000,000	1,009,017
Valero Energy Corp.
9.38%, 03/15/19	250,000	324,517
Williams Partners LP
7.25%, 02/01/17	300,000	340,082

		9,549,430

Technology 1.3%
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	309,574
4.50%, 03/01/23 (b)	300,000	313,997
Baidu, Inc.
3.25%, 08/06/18	300,000	311,276
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	508,220
Cisco Systems, Inc.
1.10%, 03/03/17	400,000	401,539
Hewlett-Packard Co.
1.17%, 01/14/19 (a)	500,000	506,958
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	511,264
Oracle Corp.
0.43%, 07/07/17 (a)	500,000	501,343
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	208,359
Seagate HDD Cayman
4.75%, 01/01/25 (c)	1,000,000	1,025,000
Xerox Corp.
4.25%, 02/15/15	250,000	254,186

		4,851,716

Transportation 0.4%
American Airlines Pass-Through Trust
4.00%, 01/15/27	332,053	339,525
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300,000	336,924
3.60%, 09/01/20 (b)	250,000	265,239
CSX Corp.
7.38%, 02/01/19	300,000	364,902

		1,306,590

		46,058,972

Utilities 0.9%

Electric 0.8%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	96,816
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	580,928
Duke Energy Corp.
0.61%, 04/03/17 (a)	1,000,000	1,003,461
5.05%, 09/15/19	300,000	339,090
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	500,000	528,333
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	150,000	150,367
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	98,928
Sempra Energy
3.55%, 06/15/24 (b)	250,000	255,287
TransAlta Corp.
6.65%, 05/15/18	100,000	113,246

		3,166,456

Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	100,000	100,511

See financial notes 33

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Sempra Energy
2.88%, 10/01/22 (b)	150,000	149,305

		249,816

		3,416,272

Total Corporate Bonds
(Cost $79,305,376)		80,937,192

Asset-Backed Obligations 0.3% of net assets

Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,127,343

Total Asset-Backed Obligations
(Cost $1,111,771)		1,127,343

Mortgage-Backed Securities 36.3% of net assets

Collateralized Mortgage Obligations 0.6%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	975,152	999,054
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	223,565	235,516
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	30,683	31,067
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	278,637	283,277
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	325,150	332,222
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	327,699	310,899

		2,192,035

TBA Securities 5.9%
Fannie Mae TBA
2.00%, 10/01/29 (b)(f)	400,000	393,563
2.50%, 10/01/29 (b)(f)	300,000	303,398
3.00%, 10/01/29 to 09/01/44 (b)(f)	2,800,000	2,819,600
3.50%, 10/01/29 (b)(f)	1,800,000	1,898,156
2.50%, 09/01/44 (b)(f)	500,000	479,629
4.00%, 10/01/44 (b)(f)	1,800,000	1,901,883
4.50%, 10/01/44 (b)(f)	2,500,000	2,694,190
Freddie Mac TBA
2.00%, 10/01/29 (b)(f)	400,000	393,305
2.50%, 10/01/29 (b)(f)	900,000	909,724
3.00%, 10/01/29 (b)(f)	800,000	826,375
3.50%, 10/01/29 to 09/01/44 (b)(f)	3,700,000	3,830,369
3.00%, 10/01/44 (b)(f)	300,000	297,785
4.00%, 10/01/44 (b)(f)	500,000	527,339
Ginnie Mae TBA
3.00%, 09/01/44 to 10/01/44 (b)(f)	3,000,000	3,040,234
3.50%, 10/01/44 (b)(f)	700,000	726,059
4.50%, 10/01/44 (b)(f)	900,000	976,781

		22,018,390

U.S. Government Agency Mortgages 29.8%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(g)	299,363	329,346
7.00%, 11/15/16 to 01/01/35 (b)	360,038	417,578
6.00%, 06/01/17 to 10/01/39 (b)	2,213,002	2,490,176
4.50%, 03/01/18 to 10/01/43 (b)	4,882,265	5,253,772
6.50%, 03/01/19 to 09/01/22 (b)	306,436	340,060
6.50%, 07/01/21 (b)(g)	21,880	24,682
5.50%, 10/01/22 (b)(g)	344,318	382,386
5.50%, 01/01/23 to 05/01/40 (b)	1,606,844	1,796,545
5.00%, 08/01/23 (b)(g)	1,341,870	1,479,258
5.00%, 09/01/23 to 05/01/40 (b)	1,991,492	2,210,939
3.00%, 01/01/26 to 05/01/43 (b)	10,256,949	10,382,736
2.50%, 07/01/28 (b)	2,881,935	2,931,961
3.50%, 02/01/32 to 08/01/44 (b)	9,486,595	9,801,812
5.49%, 08/01/32 to 12/01/32 (b)	724,959	809,513
5.45%, 06/01/33 to 07/01/33 (b)	101,438	113,244
3.70%, 06/01/40 (a)(b)	2,483,250	2,647,918
4.00%, 09/01/40 (b)(g)	5,118,938	5,442,146
4.00%, 02/01/41 to 02/01/42 (b)	408,217	435,268
Fannie Mae REMICs
6.00%, 01/25/20 (b)	69,911	74,713
2.50%, 02/25/21 (b)	27,498	27,490
3.25%, 04/25/28 (b)	20,577	21,101
Freddie Mac
4.50%, 09/01/15 (b)(g)	789	833
6.50%, 03/01/16 to 02/01/21 (b)(g)	167,139	183,462
6.00%, 06/01/16 to 10/01/38 (b)	475,287	541,882
5.50%, 11/01/17 to 07/01/35 (b)	804,601	888,705
4.50%, 10/01/18 to 08/01/41 (b)	4,024,827	4,369,890
5.00%, 10/01/18 to 10/01/43 (b)	2,055,232	2,246,882
4.00%, 07/01/19 to 01/01/44 (b)	4,964,001	5,281,442
6.50%, 08/01/22 to 04/01/26 (b)	134,717	152,145
2.50%, 07/01/28 to 05/01/33 (b)	1,465,669	1,485,805
3.00%, 09/01/28 to 07/01/43 (b)	4,162,602	4,180,244
5.50%, 06/01/33 to 10/01/33 (b)(g)	2,305,723	2,585,050
3.50%, 03/01/42 to 07/01/43 (b)	1,285,957	1,323,779
Freddie Mac REMICs
3.00%, 08/15/19 (b)	471,354	479,280
2.00%, 07/15/20 (b)	559,848	566,159
0.71%, 05/15/23 (a)(b)	53,421	53,678
4.00%, 11/15/23 to 07/15/24 (b)	477,576	488,392
5.00%, 06/15/33 (b)	541,379	544,158
6.00%, 08/15/35 (b)	82,833	85,321
Ginnie Mae
6.00%, 03/15/17 to 03/15/24 (b)	21,106	23,199
9.50%, 03/20/17 to 05/20/20 (b)	4,791	5,039
5.00%, 12/15/17 to 08/15/40 (b)	5,118,695	5,659,211
10.00%, 04/15/18 to 06/20/19 (b)	1,938	2,052
5.50%, 06/15/18 to 08/20/40 (b)	4,048,822	4,595,206
4.00%, 08/15/18 to 08/20/44 (b)	6,269,738	6,690,484
4.50%, 11/15/18 to 07/20/44 (b)	4,271,792	4,661,502
8.50%, 06/15/21 to 10/20/26 (b)	1,543	1,589
7.50%, 03/15/22 to 10/15/25 (b)	2,606	2,730
6.50%, 10/15/23 (b)	1,212	1,376
8.00%, 06/20/24 to 07/15/27 (b)	2,857	3,152
3.00%, 02/15/26 to 07/20/44 (b)	3,113,260	3,176,680
3.50%, 01/20/27 to 08/20/44 (b)	5,794,142	6,040,621
2.50%, 06/15/27 (b)	348,328	357,337
2.00%, 07/20/28 (b)	22,874	22,571
5.50%, 02/15/33 to 06/15/34 (b)(g)	2,603,359	2,930,214
5.00%, 10/15/34 (b)(g)	1,788,802	1,974,008
5.25%, 11/15/34 (b)	128,783	141,506

34 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Ginnie Mae REMICs
6.47%, 08/20/34 (a)(b)	865,914	1,005,349

		110,163,577

Total Mortgage-Backed Securities
(Cost $131,327,576)		134,374,002

Commercial Mortgage-Backed Securities 3.3% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	2,962,002	3,070,592
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	959,940	1,035,500
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	560,176
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	464,692	465,494
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	258,212
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	511,034
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	336,849	350,484
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	644,229
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	109,923
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	161,361
Government National Mortgage Association
Series 2012-55 Class A
1.70%, 08/16/33 (b)	61,393	61,879
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
6.01%, 07/10/38 (a)(b)	644,026	686,396
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,082,981
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,114,649

Total Commercial Mortgage-Backed Securities
(Cost $11,806,732)		12,112,910

U.S. Government and Government Agencies 38.7% of net assets

U.S. Government Agency Securities 4.0%
Fannie Mae
1.63%, 10/26/15 (g)	2,000,000	2,031,864
0.63%, 08/26/16	6,000,000	6,005,658
0.88%, 10/26/17	3,000,000	2,976,630
Freddie Mac
2.50%, 05/27/16	3,000,000	3,104,370
1.25%, 08/01/19	600,000	587,409

		14,705,931

U.S. Treasury Obligations 34.7%
U.S. Treasury Notes
0.25%, 09/30/15	4,600,000	4,605,750
0.38%, 01/15/16	7,000,000	7,011,893
2.00%, 04/30/16 (g)	3,000,000	3,080,685
1.50%, 07/31/16	2,550,000	2,599,355
0.63%, 08/15/16	8,000,000	8,020,472
0.75%, 01/15/17 (g)	16,000,000	16,023,120
0.88%, 02/28/17	5,000,000	5,016,600
3.13%, 04/30/17 (g)	1,500,000	1,591,055
0.88%, 05/15/17	3,000,000	3,003,399
0.88%, 06/15/17	3,000,000	3,000,702
0.75%, 06/30/17	10,000,000	9,958,980
0.88%, 07/15/17	1,500,000	1,498,593
1.88%, 10/31/17 (g)	3,000,000	3,076,173
0.75%, 12/31/17	6,000,000	5,925,936
2.88%, 03/31/18 (g)	2,000,000	2,115,312
3.75%, 11/15/18 (g)	2,000,000	2,189,610
1.63%, 03/31/19	3,000,000	3,009,024
1.25%, 04/30/19	2,250,000	2,218,007
1.50%, 05/31/19	1,500,000	1,493,438
1.00%, 06/30/19	3,250,000	3,156,055
1.63%, 06/30/19	1,500,000	1,501,347
1.38%, 01/31/20	2,500,000	2,452,540
1.25%, 02/29/20	4,500,000	4,377,303
3.50%, 05/15/20	5,000,000	5,467,190
2.63%, 08/15/20	2,000,000	2,086,172
2.38%, 12/31/20	4,000,000	4,103,124
2.13%, 01/31/21	2,500,000	2,525,292
2.00%, 02/28/21	3,000,000	3,005,157
2.25%, 04/30/21	1,000,000	1,015,742
2.13%, 06/30/21	2,500,000	2,515,625
1.63%, 08/15/22	2,000,000	1,922,734
2.00%, 02/15/23	1,500,000	1,474,454
2.50%, 08/15/23	2,000,000	2,038,124
2.75%, 11/15/23	1,000,000	1,038,398
2.75%, 02/15/24	2,500,000	2,593,360
2.50%, 05/15/24	1,750,000	1,775,156

		128,485,877

Total U.S. Government and Government Agencies
(Cost $142,291,254)		143,191,808

Foreign Securities 4.8% of net assets

Foreign Agencies 1.7%

Brazil 0.6%
Petrobras Global Finance BV
1.85%, 05/20/16 (a)	1,500,000	1,504,035
2.59%, 03/17/17 (a)	500,000	507,550

		2,011,585

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,109,316

Mexico 0.4%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	510,825
2.25%, 07/18/18 (a)	500,000	525,750
5.50%, 01/21/21	500,000	565,000

		1,601,575

See financial notes 35

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	500,000	527,634

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	531,501
Korea Development Bank
3.75%, 01/22/24	500,000	523,589

		1,055,090

		6,305,200

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	989,002

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	250,000	276,875
4.88%, 01/22/21	100,000	110,400

		387,275

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	241,875

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	101,024
5.38%, 06/12/17	250,000	275,979

		377,003

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	568,750
3.63%, 03/15/22	250,000	260,875

		829,625

Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	161,250

Poland 0.2%
Poland Government International Bond
6.38%, 07/15/19	500,000	595,238

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	548,950

Turkey 0.1%
Turkey Government International Bond
3.25%, 03/23/23	300,000	281,700

		3,422,916

Supranational* 1.9%
Asian Development Bank
2.50%, 03/15/16	750,000	773,932
European Investment Bank
2.50%, 05/16/16	2,000,000	2,068,624
4.00%, 02/16/21	750,000	837,112
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,014,356
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,002,825
International Finance Corp.
1.13%, 11/23/16	500,000	503,954
1.75%, 09/04/18	600,000	607,325
1.75%, 09/16/19	150,000	149,984

		6,958,112

Total Foreign Securities
(Cost $17,343,073)		17,675,230

	Number	Value
Security	of Shares	($)

Preferred Stock 0.3% of net assets

Real Estate 0.3%
Vornado Realty LP	40,000	1,018,400

Total Preferred Stock
(Cost $1,018,680)		1,018,400

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,725,195	1,725,195

Total Other Investment Company
(Cost $1,725,195)		1,725,195

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $385,957,021 and the unrealized appreciation and depreciation were $6,935,214 and ($730,155), respectively, with a net unrealized appreciation of $6,205,059.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.1% of net assets

U.S. Government Agency Mortgages 2.1%
Ginnie Mae TBA
5.00%, 09/01/44 (b)(f)	3,000,000	3,293,558
5.50%, 09/01/44 (b)(f)	4,000,000	4,439,455

		7,733,013

Total TBA Sale Commitments
(Proceeds $7,722,656)		7,733,013

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

36 See financial notes

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings continued

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,901,686 or 1.9% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$34,878,220	$—	$34,878,220
Industrial[1]	—	44,752,382	—	44,752,382
Transportation	—	967,065	339,525	1,306,590
Asset-Backed Obligations	—	1,127,343	—	1,127,343
Mortgage-Backed Securities[1]	—	134,374,002	—	134,374,002
Commercial Mortgage-Backed Securities	—	12,112,910	—	12,112,910
U.S. Government and Government Agencies[1]	—	143,191,808	—	143,191,808
Foreign Securities[1]	—	17,675,230	—	17,675,230
Preferred Stock	1,018,400	—	—	1,018,400
Other Investment Company[1]	1,725,195	—	—	1,725,195

Total	$2,743,595	$389,078,960	$339,525	$392,162,080

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($7,733,013)	$—	($7,733,013)

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Securities	2013	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	$—	$—	$7,472	$332,053	$—	$—	$—	$339,525

Total	$—	$—	$—	$7,472	$332,053	$—	$—	$—	$339,525

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at August 31, 2014 was $7,472.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 37

 Schwab Intermediate-Term Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $385,929,657)		$392,162,080
Receivables:
Investments sold		2,088,703
Interest		1,759,332
Fund shares sold		940,880
TBA sale commitment		7,722,656
Prepaid expenses	+	3,985

Total assets		404,677,636

Liabilities

TBA sale commitments, at value (proceeds $7,722,656)		7,733,013
Payables:
Investments bought		2,477,499
Investments bought - Delayed delivery		23,955,861
Investment adviser and administrator fees		6,317
Shareholder service fees		15,203
Fund shares redeemed		362,247
Distributions to shareholders		187,579
Interest for TBA sale commitments		17,472
Accrued expenses	+	73,200

Total liabilities		34,828,391

Net Assets

Total assets		404,677,636
Total liabilities	−	34,828,391

Net assets		$369,849,245

Net Assets by Source
Capital received from investors		363,341,075
Distributions in excess of net investment income		(187,579)
Net realized capital gains		473,683
Net unrealized capital appreciation		6,222,066

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$369,849,245		36,069,558		$10.25

38 See financial notes

 Schwab Intermediate-Term Bond Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$7,667,275*
Dividends	+	85,514

Total investment income		7,752,789

Expenses

Investment adviser and administrator fees		1,066,077
Shareholder service fees		883,252
Portfolio accounting fees		92,001
Professional fees		71,309
Registration fees		38,303
Shareholder reports		37,200
Custodian fees		34,793
Transfer agent fees		23,188
Interest expense		15,228*
Independent trustees’ fees		10,005
Other expenses	+	9,346

Total expenses		2,280,702
Expense reduction by CSIM and its affiliates	−	666,359

Net expenses	−	1,614,343

Net investment income		6,138,446

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,848,591
Net realized losses on TBA sale commitments	+	(232,813)

Net realized gains		1,615,778
Net change in unrealized appreciation (depreciation) on investments		6,089,395
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(19,573)

Net change in unrealized appreciation (depreciation)	+	6,069,822

Net realized and unrealized gains		7,685,600

Increase in net assets resulting from operations		$13,824,046

*	Includes $16,975 in interest income and $15,192 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

See financial notes 39

 Schwab Intermediate-Term Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$6,138,446	$5,788,362
Net realized gains		1,615,778	3,119,934
Net change in unrealized appreciation (depreciation)	+	6,069,822	(14,979,835)

Increase (decrease) in net assets from operations		13,824,046	(6,071,539)

Distributions to shareholders

Distributions from net investment income		(6,966,655)	(7,436,362)
Distributions from net realized gains	+	(160,807)	(6,888,288)

Total distributions		($7,127,462)	($14,324,650)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,742,824	$99,074,351	9,131,188	$94,585,160
Shares reinvested		397,473	4,050,506	601,274	6,241,174
Shares redeemed	+	(9,122,261)	(92,649,051)	(14,113,510)	(146,012,986)

Net transactions in fund shares		1,018,036	$10,475,806	(4,381,048)	($45,186,652)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,051,522	$352,676,855	39,432,570	$418,259,696
Total increase (decrease)	+	1,018,036	17,172,390	(4,381,048)	(65,582,841)

End of period		36,069,558	$369,849,245	35,051,522	$352,676,855

Distributions in excess of net investment income			($187,579)		($365,301)

40 See financial notes

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–		9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	9.26	9.76	9.51	9.42		8.96

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.20	0.25	0.26		0.29
Net realized and unrealized gains (losses)	0.30	(0.47)	0.26	0.10		0.48

Total from investment operations	0.51	(0.27)	0.51	0.36		0.77
Less distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.26)	(0.27)		(0.31)

Net asset value at end of period	9.55	9.26	9.76	9.51		9.42

Total return (%)	5.56	(2.85)	5.46	3.93		8.76

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.29	0.29	0.49	[1]	0.55
Gross operating expenses	0.55	0.56	0.56	0.59	[2]	0.58 [2]
Net investment income (loss)	2.18	2.10	2.58	2.78		3.21
Portfolio turnover rate[3]	93	165	160	166		155
Net assets, end of period ($ x 1,000,000)	1,021	885	957	936		929

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
2 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
3 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

28.7%	Mortgage-Backed Securities	287,286,659	293,422,862
23.3%	Corporate Bonds	225,145,858	237,360,669
38.6%	U.S. Government and Government Agencies	382,799,969	393,732,674
2.0%	Commercial Mortgage-Backed Securities	20,190,417	20,914,402
0.5%	Asset-Backed Obligations	5,250,814	5,199,906
5.3%	Foreign Securities	52,500,146	53,886,535
1.0%	Municipal Bonds	8,805,092	9,925,198
0.6%	Other Investment Company	6,608,733	6,608,733
5.0%	Short-Term Investments	51,099,658	51,099,658

105.0%	Total Investments	1,039,687,346	1,072,150,637
(5.0%)	Other Assets and Liabilities, Net		(51,293,542)

100.0%	Net Assets		1,020,857,095

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 28.7% of net assets

TBA Securities 4.9%
Fannie Mae TBA
2.00%, 10/01/29 (b)(g)	1,000,000	983,907
2.50%, 10/01/29 (b)(g)	1,300,000	1,314,726
3.00%, 10/01/29 to 09/01/44 (b)(g)	3,600,000	3,647,325
3.50%, 10/01/29 (b)(g)	2,100,000	2,214,516
2.50%, 09/01/44 (b)(g)	700,000	671,480
3.50%, 09/01/44 (b)(g)	1,700,000	1,750,947
4.00%, 10/01/44 (b)(g)	5,900,000	6,233,950
4.50%, 10/01/44 (b)(g)	2,800,000	3,017,492
Freddie Mac TBA
2.00%, 10/01/29 (b)(g)	600,000	589,957
2.50%, 10/01/29 (b)(g)	900,000	909,724
3.00%, 10/01/29 (b)(g)	400,000	413,187
3.50%, 10/01/29 to 09/01/44 (b)(g)	5,700,000	5,908,400
4.50%, 09/01/44 (b)(g)	3,500,000	3,780,000
3.00%, 10/01/44 (b)(g)	1,600,000	1,588,188
4.00%, 10/01/44 (b)(g)	500,000	527,339
Ginnie Mae TBA
2.50%, 09/01/44 (b)(g)	500,000	487,859
3.00%, 09/01/44 to 10/01/44 (b)(g)	5,200,000	5,268,594
3.50%, 10/01/44 (b)(g)	7,400,000	7,673,648
4.00%, 10/01/44 (b)(g)	2,200,000	2,337,156
4.50%, 10/01/44 (b)(g)	1,100,000	1,193,156

		50,511,551

U.S. Government Agency Mortgages 23.8%
Fannie Mae
5.50%, 02/01/16 to 03/01/35 (b)(h)	4,397,707	4,960,482
5.00%, 12/01/17 to 06/01/42 (b)	6,621,731	7,274,653
4.50%, 05/01/18 to 01/01/44 (b)	12,668,277	13,738,215
6.50%, 06/01/18 to 11/01/37 (b)	747,263	858,435
5.50%, 05/01/23 to 07/01/40 (b)	1,316,957	1,476,550
5.00%, 07/01/23 to 06/01/36 (b)(h)	2,360,170	2,608,491
3.50%, 09/01/23 to 08/01/44 (b)	23,464,207	24,304,911
4.00%, 04/01/24 to 02/01/44 (b)	21,324,393	22,714,403
6.00%, 09/01/24 to 10/01/39 (b)	4,005,689	4,529,033
3.00%, 10/01/26 to 07/01/43 (b)	24,176,862	24,385,587
2.50%, 10/01/27 to 07/01/28 (b)	6,547,687	6,658,362
2.00%, 08/01/28 to 09/01/28 (b)	183,787	181,345
6.50%, 03/01/32 to 11/01/37 (b)(h)	794,305	904,723
1.92%, 03/01/34 (a)(b)	837,051	892,904
2.04%, 03/01/35 (a)(b)	317,969	334,685
2.54%, 08/01/35 (a)(b)(h)	1,520,143	1,623,829
7.00%, 04/01/37 (b)	155,228	173,841
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (b)(h)	501,348	563,292
4.50%, 06/01/18 to 08/01/41 (b)	6,692,625	7,249,179
5.00%, 01/01/19 to 06/01/40 (b)	5,633,285	6,247,649
5.50%, 08/01/22 to 07/01/40 (b)	3,496,253	3,909,034
6.00%, 12/01/23 to 10/01/38 (b)	1,079,759	1,224,526
4.00%, 03/01/24 to 06/01/44 (b)	13,695,584	14,537,647
3.00%, 10/01/26 to 09/01/43 (b)	15,144,492	15,322,208
2.50%, 11/01/27 to 02/01/43 (b)	4,613,585	4,673,226
2.00%, 04/01/28 (b)	176,393	173,992
3.50%, 07/01/32 to 07/01/43 (b)	7,865,168	8,104,426
6.50%, 10/01/36 to 09/01/39 (b)	250,370	282,255
2.02%, 05/01/37 (a)(b)	803,332	847,266
Ginnie Mae
4.00%, 06/20/20 to 08/20/44 (b)	13,617,043	14,554,275
5.50%, 09/20/23 to 03/15/40 (b)	2,470,537	2,751,306
4.50%, 05/15/24 to 07/20/44 (b)	11,396,494	12,448,323
3.00%, 02/15/26 to 07/20/43 (b)	9,178,840	9,354,607
3.50%, 02/15/26 to 08/20/44 (b)	12,087,545	12,605,530
2.50%, 03/20/28 to 01/20/29 (b)	667,203	685,153
2.00%, 07/20/28 (b)	45,748	45,142
5.00%, 08/15/28 to 07/20/44 (b)	6,798,799	7,535,084
1.63%, 04/20/32 (a)(b)	268,729	279,469
6.00%, 07/20/34 to 08/15/38 (b)	1,325,974	1,511,194
6.50%, 10/20/37 (b)	316,910	356,569
3.00%, 10/20/40 (a)(b)	28,396	29,510

		242,911,311

Total Mortgage-Backed Securities
(Cost $287,286,659)		293,422,862

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 23.3% of net assets

Finance 7.7%

Banking 5.0%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	420,712
3.05%, 08/23/18	200,000	209,158
American Express Co.
7.00%, 03/19/18	300,000	353,537
6.80%, 09/01/66 (a)(b)	500,000	543,750
Bank of America Corp.
5.25%, 12/01/15	500,000	525,535
6.50%, 08/01/16	750,000	824,744
5.30%, 03/15/17	1,500,000	1,636,947
6.88%, 04/25/18	450,000	525,141
5.65%, 05/01/18	400,000	450,217
6.88%, 11/15/18	250,000	295,410
2.65%, 04/01/19	750,000	758,453
5.88%, 01/05/21	500,000	583,782
5.00%, 05/13/21	900,000	1,007,788
3.30%, 01/11/23	500,000	496,382
4.00%, 04/01/24	300,000	309,643
6.00%, 10/15/36	250,000	311,779
4.88%, 04/01/44	400,000	429,650
Barclays Bank PLC
5.00%, 09/22/16	150,000	162,029
6.75%, 05/22/19	300,000	360,329
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	213,318
BNP Paribas S.A.
3.60%, 02/23/16	300,000	312,083
5.00%, 01/15/21	250,000	282,473
3.25%, 03/03/23	250,000	252,419
Capital One Bank USA NA
3.38%, 02/15/23	250,000	249,544
Capital One Financial Corp.
1.50%, 03/22/18 (b)	500,000	495,073
Citigroup, Inc.
1.70%, 07/25/16	150,000	151,832
4.45%, 01/10/17	1,000,000	1,072,808
6.00%, 08/15/17	200,000	225,025
6.13%, 11/21/17	750,000	851,488
6.13%, 05/15/18	750,000	860,908
4.05%, 07/30/22	1,000,000	1,032,444
6.13%, 08/25/36	250,000	293,801
5.88%, 01/30/42	250,000	308,689
6.68%, 09/13/43	100,000	127,648
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	500,014
5.40%, 01/14/20	250,000	281,898
Deutsche Bank AG
6.00%, 09/01/17	450,000	508,125
3.70%, 05/30/24	100,000	101,264
Fifth Third Bancorp
8.25%, 03/01/38	200,000	302,321
HSBC Bank USA
5.88%, 11/01/34	500,000	620,826
HSBC Holdings PLC
4.00%, 03/30/22	500,000	536,444
7.63%, 05/17/32	150,000	205,392
6.50%, 09/15/37	200,000	253,519
JPMorgan Chase & Co.
2.60%, 01/15/16	800,000	819,863
1.13%, 02/26/16	250,000	251,426
3.15%, 07/05/16	500,000	520,007
6.00%, 01/15/18	1,000,000	1,136,751
4.25%, 10/15/20	1,500,000	1,624,186
3.20%, 01/25/23	500,000	499,082
6.40%, 05/15/38	300,000	390,200
5.50%, 10/15/40	100,000	117,611
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	566,010
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,651
Lloyds Bank PLC
4.88%, 01/21/16	400,000	423,323
4.20%, 03/28/17	500,000	537,298
2.30%, 11/27/18	300,000	303,895
6.38%, 01/21/21	500,000	607,351
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,250
Morgan Stanley
5.45%, 01/09/17	1,500,000	1,644,015
6.63%, 04/01/18	200,000	231,770
7.30%, 05/13/19	250,000	302,825
2.38%, 07/23/19	2,000,000	1,999,678
4.10%, 05/22/23	500,000	509,907
6.25%, 08/09/26	250,000	307,771
6.38%, 07/24/42	400,000	522,565
National City Bank
5.80%, 06/07/17	500,000	559,617
National City Corp.
6.88%, 05/15/19	100,000	120,165
Rabobank Nederland
2.13%, 10/13/15	200,000	203,708
3.38%, 01/19/17	350,000	369,257
4.63%, 12/01/23	100,000	106,535
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	498,255
Royal Bank of Canada
2.63%, 12/15/15	250,000	256,752
2.20%, 07/27/18	500,000	510,750
Royal Bank of Scotland N.V.
4.65%, 06/04/18	500,000	529,026
State Street Corp.
2.88%, 03/07/16	350,000	362,442
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	300,000	307,806
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	365,014
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	511,313
The Bank of Nova Scotia
1.38%, 07/15/16	600,000	607,975
4.38%, 01/13/21	500,000	555,594
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	235,768
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	819,668
5.95%, 01/18/18	600,000	677,564
2.38%, 01/22/18	300,000	304,959
6.15%, 04/01/18	250,000	284,986
7.50%, 02/15/19	1,000,000	1,209,742
3.85%, 07/08/24 (b)	500,000	510,069
5.95%, 01/15/27	450,000	522,019
6.75%, 10/01/37	600,000	741,536
4.80%, 07/08/44 (b)	750,000	787,283

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	513,272
The Toronto-Dominion Bank
2.13%, 07/02/19	500,000	499,464
UBS AG
5.88%, 12/20/17	550,000	624,885
US Bancorp
2.20%, 11/15/16 (b)	250,000	257,066
Wells Fargo & Co.
5.63%, 12/11/17	700,000	791,923
3.50%, 03/08/22	1,000,000	1,042,648
3.45%, 02/13/23	800,000	806,424
5.38%, 02/07/35	250,000	295,965
5.38%, 11/02/43	325,000	371,312

		51,182,539

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	300,000	343,343
4.25%, 05/24/21	500,000	551,868
Jefferies Group LLC
5.50%, 03/15/16	125,000	133,612
5.13%, 04/13/18	250,000	273,468
6.45%, 06/08/27	75,000	85,423
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	240,725

		1,628,439

Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	200,000	199,003
2.50%, 07/30/19	150,000	150,286
5.20%, 03/15/44 (b)	150,000	165,027
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	278,047
General Electric Capital Corp.
5.00%, 01/08/16	650,000	688,359
1.50%, 07/12/16	500,000	506,986
2.30%, 04/27/17	500,000	514,367
5.63%, 09/15/17	200,000	224,835
5.63%, 05/01/18	650,000	740,147
2.30%, 01/14/19	250,000	254,920
4.38%, 09/16/20	300,000	330,374
5.30%, 02/11/21	150,000	172,230
6.75%, 03/15/32	300,000	404,929
5.88%, 01/14/38	250,000	311,367
6.88%, 01/10/39	150,000	208,418
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	415,500
HSBC Finance Corp.
5.50%, 01/19/16	100,000	106,219
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	230,000
Synchrony Financial
3.75%, 08/15/21 (b)	250,000	255,374
4.25%, 08/15/24 (b)	250,000	256,202

		6,412,590

Insurance 1.3%
ACE INA Holdings, Inc.
2.60%, 11/23/15	200,000	204,836
5.80%, 03/15/18	250,000	284,441
2.70%, 03/13/23	500,000	488,801
Aetna, Inc.
3.95%, 09/01/20	250,000	269,647
Aflac, Inc.
3.63%, 06/15/23	750,000	773,054
American International Group, Inc.
5.60%, 10/18/16	925,000	1,011,528
6.40%, 12/15/20	59,000	71,201
6.25%, 05/01/36	250,000	320,811
8.18%, 05/15/68 (a)(b)	100,000	138,250
Assurant, Inc.
6.75%, 02/15/34	200,000	245,244
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	500,000	551,952
Cigna Corp.
2.75%, 11/15/16	450,000	467,057
5.88%, 03/15/41 (b)	500,000	623,153
5.38%, 02/15/42 (b)	150,000	174,439
CNA Financial Corp.
7.35%, 11/15/19	325,000	398,278
Genworth Holdings, Inc.
8.63%, 12/15/16	100,000	115,431
7.70%, 06/15/20	350,000	424,804
6.50%, 06/15/34	250,000	297,797
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	229,481
6.00%, 01/15/19	100,000	115,149
Lincoln National Corp.
4.00%, 09/01/23	200,000	211,137
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	111,618
MetLife, Inc.
6.82%, 08/15/18	450,000	534,732
4.88%, 11/13/43	250,000	276,960
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	374,270
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	825,412
The Allstate Corp.
4.50%, 06/15/43	200,000	212,321
The Chubb Corp.
6.00%, 05/11/37	100,000	129,403
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	350,648
6.75%, 06/20/36	150,000	207,669
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,140
2.75%, 02/15/23 (b)	150,000	147,055
5.80%, 03/15/36	350,000	439,989
Voya Financial, Inc.
2.90%, 02/15/18	200,000	207,128
WellPoint, Inc.
2.25%, 08/15/19	300,000	299,116
3.30%, 01/15/23	500,000	502,175
3.50%, 08/15/24 (b)	250,000	251,233
4.65%, 08/15/44 (b)	750,000	778,076

		13,164,436

Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	172,815
3.80%, 02/01/24 (b)	150,000	154,214
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	253,861
BRE Properties, Inc.
5.20%, 03/15/21 (b)	100,000	112,582
Digital Realty Trust LP
5.88%, 02/01/20	250,000	280,347

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	423,810
HCP, Inc.
6.70%, 01/30/18	400,000	463,760
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	215,819
4.50%, 01/15/24 (b)	150,000	158,587
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	202,574
4.25%, 08/15/29 (b)	300,000	302,619
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	270,728
3.20%, 05/01/21 (b)	150,000	151,565
ProLogis LP
2.75%, 02/15/19 (b)	150,000	152,987
4.25%, 08/15/23 (b)	200,000	211,170
Regency Centers LP
4.80%, 04/15/21	150,000	165,803
Simon Property Group LP
5.25%, 12/01/16 (b)	150,000	162,725
2.80%, 01/30/17 (b)	200,000	208,056
2.75%, 02/01/23 (b)	500,000	487,856
3.75%, 02/01/24 (b)	500,000	520,883
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	110,378
4.25%, 03/01/22 (b)	500,000	529,735

		5,712,874

		78,100,878

Industrial 13.8%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	348,005
3.65%, 07/15/24 (b)	300,000	306,971
Barrick Gold Corp.
4.10%, 05/01/23	250,000	254,004
Barrick North America Finance LLC
5.75%, 05/01/43	500,000	541,244
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	276,876
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	700,000	727,403
4.13%, 02/24/42	250,000	252,546
CF Industries, Inc.
7.13%, 05/01/20	150,000	183,255
Domtar Corp.
10.75%, 06/01/17	250,000	307,125
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	360,217
Ecolab, Inc.
3.00%, 12/08/16	200,000	208,868
Freeport-McMoRan, Inc.
2.15%, 03/01/17	500,000	509,660
Glencore Canada Corp.
6.00%, 10/15/15	250,000	263,877
International Paper Co.
7.50%, 08/15/21	250,000	319,216
7.30%, 11/15/39	300,000	414,000
Kinross Gold Corp.
5.95%, 03/15/24 (b)(c)	150,000	156,301
Lubrizol Corp.
8.88%, 02/01/19	200,000	255,321
LYB International Finance BV
4.00%, 07/15/23	150,000	158,957
5.25%, 07/15/43	500,000	565,237
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	559,735
Monsanto Co.
2.75%, 04/15/16	100,000	103,347
4.20%, 07/15/34 (b)	750,000	781,057
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	232,544
Packaging Corp. of America
4.50%, 11/01/23 (b)	250,000	270,186
Plains Exploration & Production Co.
6.75%, 02/01/22 (b)	228,000	259,350
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	263,190
7.13%, 07/15/28	200,000	266,009
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	500,000	509,462
4.75%, 03/22/42 (b)	500,000	536,693
Rock-Tenn Co.
4.45%, 03/01/19	250,000	271,385
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	318,345
The Dow Chemical Co.
7.38%, 11/01/29	325,000	444,037
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	160,606
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	160,119
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	393,330
Vale S.A.
5.63%, 09/11/42	500,000	519,585

		12,458,063

Capital Goods 1.1%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	250,785
1.25%, 11/06/17	700,000	698,181
Deere & Co.
5.38%, 10/16/29	550,000	662,321
Eaton Corp.
0.95%, 11/02/15	150,000	150,648
1.50%, 11/02/17	200,000	200,222
2.75%, 11/02/22	250,000	244,792
4.00%, 11/02/32	150,000	153,051
Emerson Electric Co.
5.00%, 04/15/19	250,000	281,846
General Electric Co.
0.85%, 10/09/15	100,000	100,463
5.25%, 12/06/17	750,000	841,213
3.38%, 03/11/24	150,000	154,281
4.13%, 10/09/42	500,000	514,491
4.50%, 03/11/44	250,000	273,235
Honeywell International, Inc.
5.00%, 02/15/19	150,000	170,000
5.38%, 03/01/41	250,000	306,480
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	177,881
John Deere Capital Corp.
2.80%, 09/18/17	400,000	418,262
1.70%, 01/15/20	150,000	147,360
Joy Global, Inc.
6.00%, 11/15/16	150,000	165,060

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	274,082
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	259,508
5.50%, 11/15/39	100,000	121,746
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	349,451
Owens Corning
4.20%, 12/15/22 (b)	500,000	516,353
Raytheon Co.
3.13%, 10/15/20	200,000	207,409
4.88%, 10/15/40	150,000	168,618
Republic Services, Inc.
4.75%, 05/15/23 (b)	500,000	561,241
Textron, Inc.
5.95%, 09/21/21 (b)	500,000	583,757
The Boeing Co.
3.75%, 11/20/16	300,000	319,723
6.88%, 03/15/39	100,000	145,756
United Technologies Corp.
1.80%, 06/01/17	250,000	254,618
6.13%, 02/01/19	500,000	588,263
4.50%, 06/01/42	700,000	756,689
Waste Management, Inc.
7.00%, 07/15/28	200,000	266,164

		11,283,950

Communications 2.5%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	315,869
6.40%, 12/15/35	250,000	319,296
6.15%, 03/01/37	450,000	547,607
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	256,388
5.00%, 10/16/19	200,000	226,208
4.38%, 07/16/42	300,000	294,057
American Tower Corp.
3.40%, 02/15/19	200,000	207,801
5.00%, 02/15/24	200,000	216,587
AT&T, Inc.
0.90%, 02/12/16	500,000	501,814
3.00%, 02/15/22	350,000	352,095
6.15%, 09/15/34	300,000	368,214
5.35%, 09/01/40	250,000	280,589
5.55%, 08/15/41	100,000	114,873
4.80%, 06/15/44 (b)	600,000	630,030
CBS Corp.
5.75%, 04/15/20	275,000	317,277
4.90%, 08/15/44 (b)	100,000	103,121
Comcast Corp.
5.90%, 03/15/16	600,000	647,403
5.70%, 07/01/19	200,000	233,736
3.38%, 02/15/25 (b)	350,000	354,624
6.50%, 11/15/35	175,000	230,925
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	467,802
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	516,757
5.20%, 03/15/20	100,000	113,047
4.45%, 04/01/24 (b)	150,000	161,254
6.00%, 08/15/40 (b)	350,000	417,615
Discovery Communications LLC
3.25%, 04/01/23	300,000	297,226
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	567,450
5.00%, 05/13/45	400,000	413,628
Historic TW, Inc.
6.88%, 06/15/18	500,000	590,345
NBCUniversal Media LLC
5.95%, 04/01/41	150,000	189,164
4.45%, 01/15/43	250,000	262,722
Orange S.A.
2.75%, 02/06/19	150,000	153,979
9.00%, 03/01/31 (a)	200,000	306,214
5.38%, 01/13/42	100,000	112,293
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	977,796
Qwest Corp.
6.75%, 12/01/21	300,000	349,560
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	387,951
TCI Communication, Inc.
7.13%, 02/15/28	350,000	468,560
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	350,000	383,019
5.13%, 04/27/20	100,000	111,538
5.46%, 02/16/21	500,000	568,558
7.05%, 06/20/36	100,000	131,706
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	250,000	287,495
The Walt Disney Co.
5.63%, 09/15/16	300,000	329,505
2.55%, 02/15/22	500,000	498,325
4.13%, 12/01/41	100,000	102,174
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	670,361
8.25%, 04/01/19	200,000	251,854
4.50%, 09/15/42 (b)	250,000	254,079
Time Warner Entertainment Co. LP
8.38%, 07/15/33	350,000	527,747
Time Warner, Inc.
2.10%, 06/01/19	300,000	297,872
4.88%, 03/15/20	400,000	446,412
3.55%, 06/01/24 (b)	250,000	250,197
6.50%, 11/15/36	250,000	314,271
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	309,475
1.35%, 06/09/17	250,000	250,244
3.65%, 09/14/18	350,000	373,525
4.50%, 09/15/20	200,000	219,930
5.15%, 09/15/23	750,000	849,765
4.15%, 03/15/24 (b)	200,000	211,874
6.40%, 09/15/33	1,000,000	1,264,512
5.85%, 09/15/35	650,000	772,816
6.55%, 09/15/43	1,000,000	1,289,881
Viacom, Inc.
2.50%, 12/15/16	300,000	309,183
4.25%, 09/01/23 (b)	150,000	158,185
Vodafone Group PLC
4.63%, 07/15/18	500,000	551,535
6.15%, 02/27/37	250,000	303,810

		25,561,725

Consumer Cyclical 1.5%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	191,545
CVS Caremark Corp.
6.13%, 08/15/16	1,000,000	1,100,703
2.25%, 08/12/19 (b)	250,000	250,251
4.75%, 05/18/20 (b)	350,000	394,831

46 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.38%, 08/12/24 (b)	250,000	251,963
5.75%, 05/15/41 (b)	200,000	245,656
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	22,000	20,909
Delphi Corp.
6.13%, 05/15/21 (b)	700,000	775,250
4.15%, 03/15/24 (b)	500,000	520,748
eBay, Inc.
1.63%, 10/15/15	400,000	405,457
2.60%, 07/15/22 (b)	300,000	292,058
Ford Motor Co.
7.45%, 07/16/31	100,000	136,579
4.75%, 01/15/43	250,000	262,707
Ford Motor Credit Co. LLC
6.63%, 08/15/17	750,000	857,160
5.00%, 05/15/18	350,000	386,727
4.25%, 09/20/22	350,000	374,600
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	305,474
4.63%, 07/02/44 (b)	300,000	307,378
Kohl’s Corp.
4.00%, 11/01/21 (b)	500,000	528,114
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	154,184
4.65%, 04/15/42 (b)	100,000	108,550
Macy’s Retail Holdings, Inc.
2.88%, 02/15/23 (b)	500,000	487,693
6.90%, 04/01/29	200,000	257,272
5.13%, 01/15/42 (b)	250,000	274,355
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	364,125
McDonald’s Corp.
2.63%, 01/15/22	400,000	402,809
3.70%, 02/15/42	200,000	190,277
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	191,745
3.63%, 05/01/43 (b)	100,000	96,735
Nordstrom, Inc.
6.25%, 01/15/18	100,000	114,819
QVC, Inc.
5.45%, 08/15/34 (b)(c)	300,000	303,484
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	319,410
Target Corp.
3.50%, 07/01/24	400,000	409,360
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	116,061
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	158,864
5.88%, 12/16/36	500,000	636,243
4.88%, 02/15/44 (b)	150,000	170,061
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	105,045
VF Corp.
6.45%, 11/01/37	50,000	66,138
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	343,415
3.25%, 10/25/20	500,000	526,810
5.88%, 04/05/27	275,000	349,732
5.25%, 09/01/35	100,000	119,661
6.50%, 08/15/37	150,000	205,046
6.20%, 04/15/38	350,000	464,787
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	280,767

		14,825,558

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
1.20%, 11/06/15	500,000	502,876
2.00%, 11/06/18	500,000	499,432
4.40%, 11/06/42	300,000	302,989
Actavis, Inc.
4.63%, 10/01/42 (b)	135,000	135,036
Altria Group, Inc.
9.70%, 11/10/18	111,000	144,161
9.25%, 08/06/19	50,000	65,842
4.75%, 05/05/21	150,000	167,340
2.85%, 08/09/22	200,000	195,956
4.00%, 01/31/24	600,000	625,325
9.95%, 11/10/38	17,000	28,966
AmerisourceBergen Corp.
4.88%, 11/15/19	250,000	279,430
Amgen, Inc.
2.50%, 11/15/16	250,000	258,287
5.70%, 02/01/19	500,000	574,416
3.63%, 05/15/22 (b)	150,000	156,420
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	151,357
2.15%, 02/01/19	300,000	303,686
3.70%, 02/01/24	300,000	315,591
4.63%, 02/01/44	650,000	712,331
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	450,000	509,877
4.38%, 02/15/21	150,000	166,745
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	169,647
AstraZeneca PLC
6.45%, 09/15/37	500,000	664,732
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	215,305
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	129,901
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	125,468
Cardinal Health, Inc.
3.20%, 06/15/22	500,000	503,079
3.20%, 03/15/23	250,000	248,339
4.60%, 03/15/43	100,000	105,020
Celgene Corp.
4.63%, 05/15/44 (b)	1,000,000	1,034,538
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	724,000	714,799
4.65%, 01/25/43 (b)	165,000	167,243
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	453,981
Delhaize Group S.A.
5.70%, 10/01/40	500,000	551,982
Diageo Capital PLC
1.13%, 04/29/18	100,000	98,329
5.88%, 09/30/36	150,000	188,596
Dr. Pepper Snapple Group, Inc.
2.00%, 01/15/20	500,000	491,267
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	258,693
4.75%, 11/15/21	450,000	501,240
Forest Laboratories, Inc.
4.88%, 02/15/21 (c)	1,000,000	1,101,169

See financial notes 47

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
General Mills, Inc.
5.65%, 02/15/19	500,000	578,245
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	529,532
Hasbro, Inc.
6.30%, 09/15/17	100,000	113,392
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	111,908
4.85%, 05/15/41	200,000	233,425
Kellogg Co.
7.45%, 04/01/31	250,000	331,884
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	398,329
5.30%, 03/01/41	200,000	243,117
Koninklijke Philips NV
5.00%, 03/15/42	300,000	337,721
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	446,285
5.00%, 06/04/42	300,000	327,489
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,716
6.88%, 05/01/20	100,000	118,830
McKesson Corp.
2.28%, 03/15/19	650,000	650,993
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	254,663
3.63%, 03/15/24 (b)	650,000	676,558
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	762,316
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	227,167
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	102,947
Mondelez International, Inc.
4.13%, 02/09/16	750,000	785,329
2.25%, 02/01/19 (b)	200,000	200,507
Mylan, Inc.
1.80%, 06/24/16	200,000	202,797
2.60%, 06/24/18	300,000	305,915
4.20%, 11/29/23 (b)	350,000	366,549
5.40%, 11/29/43 (b)	200,000	220,818
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	151,398
4.70%, 08/15/20	200,000	216,484
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	203,811
4.50%, 01/15/20	250,000	279,497
4.88%, 11/01/40	500,000	560,667
Pfizer, Inc.
6.20%, 03/15/19	500,000	590,207
7.20%, 03/15/39	250,000	361,523
Philip Morris International, Inc.
1.13%, 08/21/17	600,000	598,975
4.50%, 03/26/20	350,000	388,368
2.50%, 08/22/22	100,000	98,012
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,119
3.25%, 11/01/22	100,000	98,063
4.75%, 11/01/42	150,000	146,954
Safeway, Inc.
7.25%, 02/01/31	250,000	255,697
Sanofi
2.63%, 03/29/16	800,000	826,207
1.25%, 04/10/18	250,000	247,572
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	306,964
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	208,604
The Coca-Cola Co.
3.15%, 11/15/20	200,000	210,138
2.50%, 04/01/23	750,000	730,993
The Kroger Co.
3.90%, 10/01/15	200,000	206,800
3.85%, 08/01/23 (b)	100,000	103,963
5.40%, 07/15/40 (b)	50,000	57,199
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	451,402
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	103,565
4.15%, 02/01/24 (b)	300,000	317,488
5.30%, 02/01/44 (b)	300,000	343,037
Unilever Capital Corp.
4.25%, 02/10/21	700,000	780,290
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	480,191
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	104,411

		31,976,422

Energy 2.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	285,265
6.45%, 09/15/36	100,000	128,678
Apache Corp.
5.10%, 09/01/40 (b)	250,000	276,813
Baker Hughes, Inc.
7.50%, 11/15/18	100,000	122,493
BP Capital Markets PLC
1.85%, 05/05/17	150,000	152,801
2.24%, 05/10/19	250,000	251,648
4.50%, 10/01/20	300,000	331,511
3.56%, 11/01/21	600,000	630,616
3.25%, 05/06/22	250,000	255,545
2.75%, 05/10/23	150,000	146,140
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	278,544
3.80%, 04/15/24	250,000	260,012
5.85%, 02/01/35	250,000	301,020
6.25%, 03/15/38	200,000	253,440
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	127,157
Chevron Corp.
3.19%, 06/24/23 (b)	500,000	514,786
Continental Resources, Inc.
5.00%, 09/15/22 (b)	250,000	270,000
4.90%, 06/01/44 (b)(c)	100,000	106,072
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	303,024
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	150,000	154,028
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	400,000	439,896
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	462,573
4.70%, 11/01/42 (b)	100,000	94,578
Encana Corp.
6.50%, 05/15/19	400,000	471,483
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	237,792

48 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.20%, 02/01/22 (b)	250,000	276,212
6.63%, 10/15/36	200,000	242,680
5.15%, 02/01/43 (b)	150,000	152,534
Ensco PLC
4.70%, 03/15/21	100,000	109,023
Enterprise Products Operating LLC
6.30%, 09/15/17	700,000	800,888
3.90%, 02/15/24 (b)	100,000	104,487
6.65%, 10/15/34	250,000	331,127
EOG Resources, Inc.
2.45%, 04/01/20 (b)	300,000	302,724
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	304,119
7.45%, 09/15/39	225,000	332,708
Hess Corp.
8.13%, 02/15/19	300,000	374,356
7.30%, 08/15/31	300,000	407,677
5.60%, 02/15/41	100,000	118,941
Husky Energy, Inc.
7.25%, 12/15/19	163,000	200,632
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	320,456
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	477,335
6.95%, 01/15/38	250,000	307,856
5.00%, 08/15/42 (b)	200,000	197,824
5.50%, 03/01/44 (b)	800,000	846,529
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	242,091
Marathon Oil Corp.
0.90%, 11/01/15	100,000	100,281
2.80%, 11/01/22 (b)	200,000	195,914
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	205,633
6.15%, 02/15/18	450,000	512,173
5.10%, 09/15/23 (b)(c)	300,000	332,679
Nexen Energy ULC
6.20%, 07/30/19	125,000	145,999
5.88%, 03/10/35	300,000	353,005
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	328,670
Noble Energy, Inc.
8.25%, 03/01/19	100,000	125,165
6.00%, 03/01/41 (b)	400,000	485,032
Noble Holding International Ltd.
2.50%, 03/15/17	200,000	204,633
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	211,742
Phillips 66
5.88%, 05/01/42	150,000	185,100
Plains All American Pipeline LP
5.75%, 01/15/20	500,000	579,768
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	325,000	360,750
Shell International Finance BV
5.20%, 03/22/17	500,000	552,957
3.63%, 08/21/42	250,000	237,412
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (c)	150,000	167,055
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	311,209
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	651,786
Talisman Energy, Inc.
7.75%, 06/01/19	250,000	308,352
6.25%, 02/01/38	250,000	295,397
The Williams Cos., Inc.
5.75%, 06/24/44 (b)	850,000	861,727
Tosco Corp.
7.80%, 01/01/27	750,000	1,065,004
Total Capital International S.A.
3.75%, 04/10/24	150,000	157,527
Total Capital S.A.
2.30%, 03/15/16	150,000	153,888
4.13%, 01/28/21	350,000	384,092
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	383,106
3.75%, 10/16/23 (b)	100,000	104,721
4.63%, 03/01/34 (b)	350,000	380,256
6.20%, 10/15/37	150,000	194,010
5.00%, 10/16/43 (b)	150,000	169,527
Valero Energy Corp.
9.38%, 03/15/19	250,000	324,516
10.50%, 03/15/39	200,000	339,941
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	534,898
Williams Partners LP
7.25%, 02/01/17	250,000	283,402
4.13%, 11/15/20 (b)	500,000	532,794
XTO Energy, Inc.
6.75%, 08/01/37	100,000	148,931

		26,175,166

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	294,849

Technology 1.3%
Apple, Inc.
0.45%, 05/03/16	100,000	99,882
1.00%, 05/03/18	200,000	196,178
2.40%, 05/03/23	300,000	288,132
3.85%, 05/04/43	100,000	95,916
Arrow Electronics, Inc.
3.38%, 11/01/15	250,000	257,139
3.00%, 03/01/18	200,000	206,383
4.50%, 03/01/23 (b)	500,000	523,329
Broadcom Corp.
3.50%, 08/01/24 (b)	300,000	304,932
4.50%, 08/01/34 (b)	850,000	886,685
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	751,122
4.45%, 01/15/20	800,000	890,016
5.90%, 02/15/39	150,000	187,984
EMC Corp.
1.88%, 06/01/18	1,000,000	1,003,477
2.65%, 06/01/20	40,000	40,493
Fiserv, Inc.
3.13%, 06/15/16	250,000	259,471
Google, Inc.
3.38%, 02/25/24	300,000	311,482
Harris Corp.
6.15%, 12/15/40	150,000	183,752
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	310,158
2.75%, 01/14/19	200,000	204,940
3.75%, 12/01/20	550,000	577,678
4.65%, 12/09/21	350,000	386,229
Intel Corp.
1.95%, 10/01/16	250,000	256,211
3.30%, 10/01/21	400,000	418,514

See financial notes 49

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.80%, 10/01/41	150,000	163,112
International Business Machines Corp.
5.70%, 09/14/17	400,000	452,868
7.63%, 10/15/18	700,000	859,770
Leidos, Inc.
5.50%, 07/01/33	150,000	145,238
Microsoft Corp.
5.30%, 02/08/41	500,000	598,709
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	489,566
NetApp, Inc.
3.38%, 06/15/21 (b)	350,000	357,885
Oracle Corp.
5.25%, 01/15/16	100,000	106,496
3.40%, 07/08/24 (b)	250,000	254,519
4.30%, 07/08/34 (b)	250,000	261,640
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	208,359
Seagate HDD Cayman
4.75%, 01/01/25 (c)	200,000	205,000
Xerox Corp.
2.75%, 03/15/19	400,000	407,126

		13,150,391

Transportation 0.5%
American Airlines Pass-Through Trust
4.00%, 01/15/27	664,107	679,049
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	400,000	446,720
3.60%, 09/01/20 (b)	300,000	318,287
4.55%, 09/01/44 (b)	300,000	312,813
Canadian National Railway Co.
6.20%, 06/01/36	100,000	131,865
4.50%, 11/07/43 (b)	400,000	434,012
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	500,000	555,852
CSX Corp.
3.70%, 10/30/20 (b)	500,000	529,969
4.10%, 03/15/44 (b)	400,000	392,394
FedEx Corp.
2.63%, 08/01/22	200,000	195,378
3.88%, 08/01/42	200,000	188,387
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	348,739
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,166
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	249,783
6.20%, 01/15/38	150,000	199,614

		5,185,028

		140,911,152

Utilities 1.8%

Electric 1.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	398,862
Appalachian Power Co.
6.38%, 04/01/36	650,000	851,895
7.00%, 04/01/38	400,000	554,342
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	520,332
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	511,877
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	410,358
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	521,407
3.95%, 05/15/43 (b)	400,000	402,981
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	496,011
5.25%, 08/01/33 (b)	500,000	576,335
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	157,018
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,767
6.45%, 10/15/32	350,000	462,629
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	260,666
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	836,165
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	250,000	255,077
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	300,000	317,000
5.60%, 06/15/42 (b)	300,000	332,491
Florida Power & Light Co.
6.20%, 06/01/36	500,000	674,081
Georgia Power Co.
4.75%, 09/01/40	350,000	387,577
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	632,266
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	519,334
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	205,379
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	300,000	300,733
4.55%, 12/01/41 (b)	500,000	553,643
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	210,015
6.05%, 03/01/34	300,000	377,153
5.80%, 03/01/37	400,000	491,014
Pacificorp
5.50%, 01/15/19	150,000	172,113
6.00%, 01/15/39	500,000	655,329
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	197,857
PSEG Power LLC
5.13%, 04/15/20	150,000	167,752
8.63%, 04/15/31	500,000	732,466
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	272,346
Sempra Energy
3.55%, 06/15/24 (b)	150,000	153,172
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	217,757
Southern California Edison Co.
5.50%, 08/15/18	250,000	285,240
The Southern Co.
2.15%, 09/01/19 (b)	500,000	500,274
TransAlta Corp.
6.65%, 05/15/18	100,000	113,246
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	196,875
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	102,358
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	351,760

50 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.80%, 09/15/41 (b)	750,000	838,837

		17,284,790

Natural Gas 0.1%
ONE Gas, Inc.
3.61%, 02/01/24 (b)(c)	200,000	210,273
4.66%, 02/01/44 (b)(c)	150,000	167,990
Sempra Energy
6.15%, 06/15/18	500,000	578,372
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	107,214

		1,063,849

		18,348,639

Total Corporate Bonds
(Cost $225,145,858)		237,360,669

U.S. Government and Government Agencies 38.6% of net assets

U.S. Government Agency Securities 3.4%
Fannie Mae
4.38%, 10/15/15 (h)	2,000,000	2,092,982
2.38%, 04/11/16	1,000,000	1,031,258
1.25%, 09/28/16	3,000,000	3,039,636
5.38%, 06/12/17	1,000,000	1,120,899
1.20%, 07/17/17 (b)	1,000,000	1,000,898
0.88%, 08/28/17	2,500,000	2,488,750
1.50%, 10/17/19 (b)	3,000,000	2,928,657
2.25%, 10/17/22 (b)	500,000	481,291
6.63%, 11/15/30 (h)	500,000	722,815
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	548,043
Federal Home Loan Bank
5.38%, 05/18/16	1,000,000	1,084,134
0.38%, 06/24/16	1,500,000	1,496,700
1.00%, 11/09/17 (b)	1,000,000	997,281
5.00%, 11/17/17	750,000	840,344
5.38%, 05/15/19	500,000	585,824
1.88%, 12/09/22	1,000,000	958,228
5.50%, 07/15/36	500,000	664,005
Freddie Mac
4.75%, 11/17/15	2,000,000	2,108,464
2.00%, 08/25/16	1,000,000	1,027,602
0.88%, 10/14/16	2,250,000	2,262,451
0.88%, 03/07/18	3,750,000	3,692,430
4.88%, 06/13/18	1,000,000	1,129,409
2.38%, 01/13/22	1,500,000	1,509,004
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,159,110

		34,970,215

U.S. Treasury Obligations 35.2%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,116,016
8.13%, 08/15/19	1,000,000	1,312,148
6.00%, 02/15/26 (h)	3,500,000	4,747,967
6.13%, 11/15/27	400,000	559,469
5.25%, 11/15/28	1,000,000	1,310,234
5.25%, 02/15/29 (h)	2,750,000	3,606,581
5.00%, 05/15/37	500,000	674,219
4.25%, 05/15/39	1,000,000	1,222,656
4.38%, 11/15/39	500,000	623,281
4.63%, 02/15/40	2,000,000	2,588,438
4.38%, 05/15/40	1,750,000	2,187,227
3.88%, 08/15/40 (h)	2,300,000	2,662,968
4.25%, 11/15/40	1,650,000	2,026,406
4.75%, 02/15/41	1,450,000	1,920,570
4.38%, 05/15/41	1,250,000	1,567,969
3.75%, 08/15/41	2,000,000	2,270,938
3.13%, 11/15/41	1,285,000	1,304,676
3.13%, 02/15/42	2,230,000	2,261,184
2.75%, 08/15/42	525,000	493,008
2.75%, 11/15/42	2,000,000	1,875,312
3.13%, 02/15/43	1,000,000	1,009,688
3.63%, 08/15/43	3,000,000	3,320,625
U.S. Treasury Notes
0.25%, 09/15/15 (h)	4,000,000	4,005,468
1.25%, 09/30/15	2,000,000	2,023,906
0.25%, 10/15/15	3,500,000	3,503,622
0.38%, 11/15/15	2,000,000	2,004,532
4.50%, 11/15/15	1,000,000	1,051,699
0.25%, 11/30/15	5,500,000	5,503,866
1.38%, 11/30/15	1,000,000	1,014,609
0.25%, 12/15/15	6,500,000	6,502,918
2.13%, 12/31/15	2,700,000	2,767,500
2.00%, 01/31/16	2,250,000	2,305,019
0.38%, 02/15/16	4,000,000	4,005,156
4.50%, 02/15/16	1,000,000	1,060,781
2.13%, 02/29/16	1,000,000	1,027,148
0.38%, 03/15/16	2,000,000	2,001,796
0.25%, 04/15/16 (h)	8,000,000	7,987,344
0.38%, 04/30/16	6,000,000	6,001,290
2.63%, 04/30/16	1,000,000	1,037,070
0.25%, 05/15/16	4,500,000	4,489,717
5.13%, 05/15/16	1,000,000	1,080,000
3.25%, 05/31/16	1,000,000	1,049,082
0.50%, 06/30/16	3,000,000	3,003,867
1.50%, 06/30/16	2,000,000	2,038,242
3.25%, 06/30/16	1,000,000	1,050,742
0.63%, 07/15/16	4,000,000	4,012,580
1.50%, 07/31/16	1,000,000	1,019,355
3.25%, 07/31/16	1,850,000	1,947,414
0.63%, 08/15/16	1,500,000	1,503,839
4.88%, 08/15/16	1,000,000	1,084,551
1.00%, 08/31/16	1,500,000	1,514,591
3.00%, 08/31/16	2,100,000	2,203,278
0.88%, 09/15/16	3,000,000	3,020,625
3.00%, 09/30/16	1,000,000	1,050,469
1.00%, 10/31/16	2,000,000	2,017,188
4.63%, 11/15/16	1,000,000	1,087,578
0.88%, 11/30/16	2,000,000	2,010,860
2.75%, 11/30/16 (h)	5,000,000	5,236,720
0.88%, 12/31/16	3,750,000	3,767,430
0.75%, 01/15/17	3,000,000	3,004,335
3.13%, 01/31/17 (h)	3,700,000	3,914,197
0.88%, 02/28/17	7,750,000	7,775,730
0.75%, 03/15/17	5,500,000	5,500,643
1.00%, 03/31/17	2,000,000	2,010,938
3.25%, 03/31/17	2,000,000	2,125,546
3.13%, 04/30/17 (h)	5,250,000	5,568,691
0.88%, 05/15/17	3,000,000	3,003,399
4.50%, 05/15/17	3,000,000	3,292,149
0.63%, 05/31/17	2,500,000	2,484,180
0.75%, 06/30/17	3,000,000	2,987,694
0.88%, 07/15/17	2,000,000	1,998,124
2.38%, 07/31/17	3,500,000	3,644,102
0.63%, 08/31/17	2,000,000	1,979,376

See financial notes 51

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.63%, 09/30/17	1,000,000	988,242
4.25%, 11/15/17	3,000,000	3,299,181
0.63%, 11/30/17	3,000,000	2,954,649
0.75%, 12/31/17	1,000,000	987,656
2.63%, 01/31/18	2,000,000	2,097,188
3.50%, 02/15/18	1,000,000	1,078,398
0.75%, 03/31/18	3,000,000	2,949,258
2.88%, 03/31/18	2,500,000	2,644,140
3.88%, 05/15/18	2,500,000	2,736,327
1.00%, 05/31/18	1,000,000	989,141
1.38%, 07/31/18	1,500,000	1,501,055
4.00%, 08/15/18	2,000,000	2,205,234
1.50%, 08/31/18	3,000,000	3,013,125
1.38%, 09/30/18	4,000,000	3,994,220
1.25%, 10/31/18	1,000,000	992,188
1.75%, 10/31/18	4,000,000	4,050,624
3.75%, 11/15/18	3,000,000	3,284,415
1.25%, 11/30/18	6,000,000	5,946,798
1.38%, 11/30/18	3,000,000	2,990,157
1.38%, 12/31/18	5,000,000	4,978,125
2.75%, 02/15/19	1,500,000	1,579,337
1.50%, 02/28/19	4,500,000	4,493,497
1.50%, 03/31/19	2,000,000	1,995,156
1.63%, 03/31/19	5,000,000	5,015,040
1.63%, 04/30/19	1,500,000	1,503,105
1.50%, 05/31/19	3,000,000	2,986,875
1.00%, 06/30/19	1,500,000	1,456,641
1.63%, 06/30/19	3,000,000	3,002,694
1.63%, 07/31/19	2,500,000	2,500,488
1.63%, 08/31/19	3,500,000	3,499,590
3.38%, 11/15/19	3,000,000	3,254,181
1.00%, 11/30/19	1,500,000	1,446,446
3.63%, 02/15/20 (h)	5,000,000	5,493,555
1.13%, 04/30/20	1,000,000	963,281
1.38%, 05/31/20	1,000,000	976,016
1.88%, 06/30/20	1,550,000	1,554,117
2.00%, 07/31/20	3,000,000	3,026,484
2.63%, 08/15/20 (h)	2,000,000	2,086,172
2.00%, 09/30/20	1,000,000	1,006,094
2.00%, 11/30/20	1,000,000	1,004,180
2.38%, 12/31/20	6,250,000	6,411,131
3.63%, 02/15/21	2,000,000	2,205,860
2.00%, 02/28/21	2,850,000	2,854,899
2.25%, 04/30/21	2,500,000	2,539,355
3.13%, 05/15/21 (h)	6,600,000	7,077,470
2.13%, 06/30/21	1,000,000	1,006,250
2.25%, 07/31/21	1,200,000	1,216,874
2.13%, 08/15/21 (h)	4,500,000	4,527,072
2.00%, 08/31/21	2,000,000	1,994,218
2.00%, 02/15/22	3,000,000	2,981,484
1.75%, 05/15/22	1,250,000	1,216,211
1.63%, 08/15/22	3,000,000	2,884,101
1.63%, 11/15/22	2,500,000	2,393,360
2.00%, 02/15/23	3,000,000	2,948,907
1.75%, 05/15/23	2,250,000	2,160,880
2.50%, 08/15/23	2,500,000	2,547,655
2.75%, 11/15/23	3,000,000	3,115,194
2.75%, 02/15/24	3,000,000	3,112,032
2.50%, 05/15/24	3,800,000	3,854,625
2.38%, 08/15/24	2,000,000	2,005,468
2.88%, 05/15/43	1,000,000	960,078
3.75%, 11/15/43	1,000,000	1,131,797
3.63%, 02/15/44	1,750,000	1,937,441
3.38%, 05/15/44	3,500,000	3,702,069
3.13%, 08/15/44	1,500,000	1,512,422

		358,762,459

Total U.S. Government and Government Agencies
(Cost $382,799,969)		393,732,674

Commercial Mortgage-Backed Securities 2.0% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,073,245
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	1,600,000	1,748,046
Series 2007-4 Class A4
5.95%, 02/10/51 (a)(b)	2,353,767	2,600,537
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	2,190,413	2,270,715
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	421,519
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	483,824
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,629,214
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.64%, 02/15/39 (a)(b)	650,000	686,552
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	722,993
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,022,068
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	898,265	934,625
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,387,570
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	299,789
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	398,164
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	866,384
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.53%, 12/15/44 (a)(b)	1,025,000	1,071,757
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.49%, 01/12/44 (a)(b)	700,000	735,543
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	206,522
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,624,871
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	403,701

52 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	326,763

Total Commercial Mortgage-Backed Securities
(Cost $20,190,417)		20,914,402

Asset-Backed Obligations 0.5% of net assets

Capital One Multi-Asset Execution Trust
5.75%, 07/15/20 (b)	100,000	112,822
Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,665,651
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	716,621
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	958,242
Discover Card Execution Note Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	601,325
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	150,064
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	164,891	165,060
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	230,000	229,800
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	100,964
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4
0.76%, 07/15/19 (b)	100,000	100,198
Volkswagen Auto Loan Enhanced Trust
0.66%, 03/20/19 (b)	400,000	399,159

Total Asset-Backed Obligations
(Cost $5,250,814)		5,199,906

Foreign Securities 5.3% of net assets

Foreign Agencies 1.7%

Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	442,618

Brazil 0.3%
Petrobras Global Finance BV
4.38%, 05/20/23	500,000	494,590
5.63%, 05/20/43	500,000	487,450
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	515,248
5.75%, 01/20/20	700,000	756,315
5.38%, 01/27/21	500,000	529,650

		2,783,253

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.25%, 10/26/15 (d)	1,000,000	1,011,455
2.63%, 02/16/16 (d)	1,000,000	1,032,370
2.00%, 06/01/16 (d)	900,000	923,758
0.50%, 07/15/16 (d)	350,000	349,895
4.88%, 01/17/17 (d)	850,000	930,894
4.38%, 03/15/18 (d)	500,000	552,739
4.50%, 07/16/18 (d)	1,250,000	1,394,437
4.00%, 01/27/20 (d)	250,000	277,329
2.75%, 09/08/20 (d)	750,000	781,437
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	148,279

		7,402,593

Japan 0.1%
Japan Finance Corp.
2.50%, 01/21/16	400,000	411,527
2.25%, 07/13/16	300,000	309,222

		720,749

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,000,000	1,237,500
Petroleos Mexicanos
5.50%, 01/21/21	500,000	565,000
6.50%, 06/02/41	200,000	245,000

		2,047,500

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	211,054
7.75%, 06/15/23	100,000	134,951
3.70%, 03/01/24	600,000	636,003
5.10%, 08/17/40	250,000	290,449

		1,272,457

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	637,802
The Korea Development Bank
4.00%, 09/09/16	1,000,000	1,057,247
3.00%, 09/14/22	250,000	249,830

		1,944,879

Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	743,450

		17,357,499

Foreign Local Government 0.4%

Canada 0.4%
Province of British Columbia
2.00%, 10/23/22	400,000	385,561
Province of Manitoba
1.13%, 06/01/18	500,000	494,501
Province of Ontario
1.00%, 07/22/16	300,000	302,109
4.00%, 10/07/19	400,000	439,193
4.40%, 04/14/20	975,000	1,089,924
Province of Quebec
5.13%, 11/14/16	350,000	383,211
7.50%, 09/15/29	650,000	939,243

		4,033,742

Sovereign 1.6%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	553,750
4.88%, 01/22/21	250,000	276,000

See financial notes 53

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
8.88%, 04/15/24	200,000	283,500
4.25%, 01/07/25	200,000	208,250
5.63%, 01/07/41	500,000	565,000

		1,886,500

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	649,500
3.63%, 10/30/42	200,000	185,000

		834,500

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	908,700

Egypt 0.1%
Egypt Government AID Bonds
4.45%, 09/15/15 (i)	1,000,000	1,041,857

Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	551,958
6.88%, 09/27/23	250,000	322,738

		874,696

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	553,750
3.50%, 01/21/21	350,000	364,875
3.63%, 03/15/22	1,000,000	1,043,500
6.75%, 09/27/34	750,000	993,750
6.05%, 01/11/40	150,000	188,250

		3,144,125

Panama 0.0%
Republic of Panama
5.20%, 01/30/20	100,000	112,000
6.70%, 01/26/36	200,000	258,000

		370,000

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	791,375

Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	806,250
5.00%, 01/13/37	500,000	575,625

		1,381,875

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	850,791

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	307,000

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	580,000

Turkey 0.3%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,138,670
5.63%, 03/30/21	1,000,000	1,104,300
7.38%, 02/05/25	500,000	623,250
4.88%, 04/16/43	500,000	487,500

		3,353,720

		16,325,139

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	350,000	361,060
0.88%, 05/15/17	200,000	199,596
Asian Development Bank
2.50%, 03/15/16	750,000	773,932
5.59%, 07/16/18	500,000	571,603
Corp Andina de Fomento
3.75%, 01/15/16	300,000	311,527
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	516,285
1.00%, 02/16/17	400,000	401,950
European Investment Bank
2.50%, 05/16/16	1,000,000	1,034,312
5.13%, 05/30/17	1,250,000	1,389,621
1.00%, 06/15/18	2,000,000	1,971,456
1.88%, 03/15/19	1,000,000	1,009,817
2.88%, 09/15/20	600,000	629,688
4.88%, 02/15/36	150,000	186,539
Inter-American Development Bank
1.13%, 03/15/17	1,000,000	1,011,377
0.88%, 03/15/18	350,000	344,987
3.88%, 09/17/19	500,000	550,249
International Bank for Reconstruction & Development
2.13%, 03/15/16	800,000	820,419
0.88%, 04/17/17	1,000,000	1,002,825
2.13%, 02/13/23	500,000	501,724
4.75%, 02/15/35	500,000	611,711
International Finance Corp.
2.25%, 04/11/16	500,000	514,359
1.75%, 09/04/18	350,000	354,273
1.75%, 09/16/19	350,000	349,962
Nordic Investment Bank
0.50%, 04/14/16	750,000	750,883

		16,170,155

Total Foreign Securities
(Cost $52,500,146)		53,886,535

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,044,577
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,462,650
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	259,102
Catholic Health Initiatives
1.60%, 11/01/17	150,000	150,171
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	115,000
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	372,564
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	700,000	910,112

54 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	900,000	1,011,654
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	816,202
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	769,763
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	128,971
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	239,298
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	492,286
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	148,511
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	287,840
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	293,943
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	197,918
New York City Transitional Finance Auth
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	122,774
President and Fellows of Harvard College
3.62%, 10/01/37	400,000	393,064
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	708,798

Total Municipal Bonds
(Cost $8,805,092)		9,925,198

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	6,608,733	6,608,733

Total Other Investment Company
(Cost $6,608,733)		6,608,733

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.0% of net assets

U.S. Government Agency Securities 5.0%
Fannie Mae
0.05%, 09/08/14 (f)	3,600,000	3,599,965
Federal Home Loan Bank
0.04%, 09/05/14 (f)	20,000,000	19,999,911
0.05%, 09/10/14 (f)	12,100,000	12,099,846
0.06%, 09/03/14 (f)	11,000,000	10,999,963
0.06%, 09/05/14 (f)	4,400,000	4,399,973

Total Short-Term Investments
(Cost $51,099,658)		51,099,658

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $1,040,203,997 and the unrealized appreciation and depreciation were $34,356,537 and ($2,409,897), respectively, with a net unrealized appreciation of $31,946,640.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,926,285 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Backed by a U.S. “sovereign guarantee”.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

See financial notes 55

 Schwab Total Bond Market Fund

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$293,422,862	$—	$293,422,862
Corporate Bonds[1]	—	96,449,517	—	96,449,517
Industrial[1]	—	135,726,124	—	135,726,124
Transportation	—	4,505,979	679,049	5,185,028
U.S. Government and Government Agencies[1]	—	393,732,674	—	393,732,674
Commercial Mortgage-Backed Securities	—	20,914,402	—	20,914,402
Asset-Backed Obligations	—	5,199,906	—	5,199,906
Foreign Securities[1]	—	53,886,535	—	53,886,535
Municipal Bonds[1]	—	9,925,198	—	9,925,198
Other Investment Company[1]	6,608,733	—	—	6,608,733
Short-Term Investments[1]	—	51,099,658	—	51,099,658

Total	$6,608,733	$1,064,862,855	$679,049	$1,072,150,637

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gain	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Securities	2013	(Premiums)	(Loss)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	($31)	$—	$9,798	$669,282	$—	$—	$—	$679,049

Total	$—	($31)	$—	$9,798	$669,282	$—	$—	$—	$679,049

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at August 31, 2014 was $9,798.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

56 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $1,039,687,346)		$1,072,150,637
Receivables:
Investments sold		10,840,813
Fund shares sold		10,226,324
Interest		6,003,430
Due from investment adviser		1,062
Income from securities on loan		3
Prepaid expenses	+	11,341

Total assets		1,099,233,610

Liabilities

Payables:
Investments bought		25,545,059
Investments bought - Delayed delivery		52,170,645
Shareholder service fees		41,205
Fund shares redeemed		451,453
Distributions to shareholders		81,139
Due to custodian		9,800
Accrued expenses	+	77,214

Total liabilities		78,376,515

Net Assets

Total assets		1,099,233,610
Total liabilities	−	78,376,515

Net assets		$1,020,857,095

Net Assets by Source
Capital received from investors		1,109,017,759
Net realized capital losses		(120,623,955)
Net unrealized capital appreciation		32,463,291

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,020,857,095		106,911,431		$9.55

See financial notes 57

 Schwab Total Bond Market Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$23,314,746*
Securities on loan	+	5,942

Total investment income		23,320,688

Expenses

Investment adviser and administrator fees		2,472,075
Shareholder service fees		2,341,002
Portfolio accounting fees		183,925
Custodian fees		64,372
Shareholder reports		49,598
Transfer agent fees		28,124
Registration fees		26,421
Independent trustees’ fees		14,031
Interest expense		13,835*
Professional fees		1,241
Other expenses	+	20,880

Total expenses		5,215,504
Expense reduction by CSIM and its affiliates	−	2,470,297

Net expenses	−	2,745,207

Net investment income		20,575,481

Realized and Unrealized Gains (Losses)

Net realized gains on investments		7,972,536
Net realized losses on TBA sale commitments	+	(21,242)

Net realized gains		7,951,294
Net change in unrealized appreciation (depreciation) on investments	+	22,800,858

Net realized and unrealized gains		30,752,152

Increase in net assets resulting from operations		$51,327,633

*	Includes $14,635 in interest income and $13,516 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

58 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$20,575,481	$19,221,841
Net realized gains		7,951,294	7,890,642
Net change in unrealized appreciation (depreciation)	+	22,800,858	(54,405,800)

Increase (decrease) in net assets from operations		51,327,633	(27,293,317)

Distributions to shareholders

Distributions from net investment income		($21,989,219)	($21,602,937)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,703,245	$241,046,767	26,692,367	$256,281,480
Shares reinvested		2,018,292	19,007,634	1,553,785	14,890,038
Shares redeemed	+	(16,408,856)	(153,755,448)	(30,683,823)	(294,263,336)

Net transactions in fund shares		11,312,681	$106,298,953	(2,437,671)	($23,091,818)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,598,750	$885,219,728	98,036,421	$957,207,800
Total increase (decrease)	+	11,312,681	135,637,367	(2,437,671)	(71,988,072)

End of period		106,911,431	$1,020,857,095	95,598,750	$885,219,728

See financial notes 59

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	9.93	10.61	10.63	10.40	10.06

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.08	0.19	0.23	0.29
Net realized and unrealized gains (losses)	0.31	(0.45)	0.21	0.37	0.40

Total from investment operations	0.49	(0.37)	0.40	0.60	0.69
Less distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.28)	(0.31)	(0.35)
Distributions from net realized gains	—	(0.02)	(0.14)	(0.06)	—

Total distributions	(0.27)	(0.31)	(0.42)	(0.37)	(0.35)

Net asset value at end of period	10.15	9.93	10.61	10.63	10.40

Total return (%)	5.04	(3.55)	3.87	5.95	7.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57 [1]	0.57 [1]	0.55	0.55	0.55
Gross operating expenses	0.66	0.62	0.60	0.61	0.63
Net investment income (loss)	1.89	1.34	1.76	2.24	2.66
Portfolio turnover rate[2]	481	401	567	641	264
Net assets, end of period ($ x 1,000,000)	289	363	638	506	578

1 The expense ratio would have been 0.55%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
2 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

60 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

111.6%		Mortgage-Backed Securities	317,657,475	322,844,096
0.9%		Other Investment Company	2,678,584	2,678,584
5.1%		Short-Term Investments	14,699,890	14,699,890

117.6%		Total Investments	335,035,949	340,222,570
(8	.8)%	TBA Sale Commitments	(25,304,375)	(25,334,689)
(8.8%)		Other Assets and Liabilities, Net		(25,573,320)

100.0%		Net Assets		289,314,561

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 111.6% of net assets

TBA Securities 16.8%
Ginnie Mae TBA
2.50%, 09/01/44 (b)(e)	2,000,000	1,951,434
3.00%, 09/01/44 to 10/01/44 (b)(e)	36,000,000	36,495,312
3.50%, 10/01/44 (b)(e)	9,800,000	10,164,539

		48,611,285

U.S. Government Agency Mortgages 94.8%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	225,926	252,264
5.49%, 09/01/29 to 09/01/31 (b)	102,944	114,916
5.50%, 09/01/17 (b)	69,623	73,807
5.81%, 12/01/31 (b)	71,303	79,230
6.50%, 04/01/31 (b)	140,525	155,744
7.17%, 11/01/30 (b)	13,351	13,396
Fannie Mae REMICs
1.50%, 11/25/17 (b)	72,148	72,176
2.50%, 02/25/21 (b)	27,498	27,490
3.75%, 05/25/33 (b)	181,495	182,182
4.50%, 01/25/30 to 11/25/36 (b)	398,554	409,808
7.00%, 09/25/22 (b)	72,758	81,011
Freddie Mac REMICs
2.00%, 07/15/20 (b)	562,683	569,025
3.00%, 08/15/19 to 12/15/40 (b)	1,760,972	1,786,324
3.50%, 03/15/28 (b)	3,627,360	3,712,641
4.00%, 11/15/23 to 07/15/27 (b)	911,710	931,094
4.50%, 09/15/35 (b)	104,326	106,562
5.00%, 06/15/33 to 05/15/34 (b)	597,482	600,828
5.50%, 08/15/35 (b)	372,879	380,451
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)	462,573	480,674
2.00%, 07/20/28 (b)	182,991	180,567
2.13%, 08/20/33 (a)(b)	79,915	80,301
2.50%, 06/15/27 to 06/15/28 (b)	2,007,327	2,059,938
3.00%, 02/15/26 to 07/20/44 (b)	16,153,414	16,534,453
3.50%, 02/20/16 (a)(b)	13,150	13,303
3.50%, 01/15/26 to 08/20/44 (b)	58,284,364	60,756,920
4.00%, 06/20/20 to 08/20/44 (b)	37,264,882	39,768,935
4.50%, 12/15/17 to 07/20/44 (b)	36,551,622	39,879,690
5.00%, 11/15/17 to 08/15/40 (b)	34,338,237	37,968,256
5.50%, 04/15/17 to 07/15/34 (b)	14,244,033	16,125,827
6.00%, 05/15/16 to 06/20/37 (b)	1,193,704	1,316,637
6.50%, 07/15/16 to 07/15/31 (b)	164,733	185,093
7.00%, 09/20/16 to 05/15/17 (b)	9,490	9,607
Ginnie Mae REMICs
2.25%, 03/20/36 (b)	1,022,665	1,035,423
4.00%, 02/20/32 (b)	11,645	11,725
4.26%, 10/20/43 (a)(b)	19,020,089	20,507,631
4.50%, 04/20/36 to 08/20/36 (b)	338,890	348,553
5.66%, 12/20/37 (a)(b)	15,422,481	17,367,071
6.47%, 08/20/34 (a)(b)	8,658,932	10,053,258

		274,232,811

Total Mortgage-Backed Securities
(Cost $317,657,475)		322,844,096

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,678,584	2,678,584

Total Other Investment Company
(Cost $2,678,584)		2,678,584

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.1% of net assets

U.S. Government Agency Securities 5.1%
Fannie Mae
0.07%, 09/10/14 (d)	2,700,000	2,699,956
Federal Home Loan Bank
0.06%, 09/03/14 (d)	10,000,000	9,999,967
Freddie Mac
0.07%, 09/10/14 (d)	2,000,000	1,999,967

Total Short-Term Investments
(Cost $14,699,890)		14,699,890

End of Investments.

See financial notes 61

 Schwab GNMA Fund

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $335,214,191 and the unrealized appreciation and depreciation were $5,327,216 and ($318,837), respectively, with a net unrealized appreciation of $5,008,379.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 8.8% of net assets

U.S. Government Agency Mortgages 8.8%
Ginnie Mae TBA
5.00%, 09/01/44 (b)(e)	16,000,000	17,565,643
5.50%, 09/01/44 (b)(e)	7,000,000	7,769,046

Total TBA Sale Commitments
(Proceeds $25,304,375)		25,334,689

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

REMIC —	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$322,844,096	$—	$322,844,096
Other Investment Company[1]	2,678,584	—	—	2,678,584
Short-Term Investments[1]	—	14,699,890	—	14,699,890

Total	$2,678,584	$337,543,986	$—	$340,222,570

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($25,334,689)	$—	($25,334,689)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

62 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $335,035,949)		$340,222,570
Receivables:
Investments sold		25,173,845
Interest		984,819
Fund shares sold		53,997
Collateral received for Agency MBS transactions		275,000
TBA sale commitment		25,304,375
Prepaid expenses	+	2,752

Total assets		392,017,358

Liabilities

TBA sale commitments, at value (proceeds $25,304,375)		25,334,689
Payables:
Investments bought		25,330,785
Investments bought - Delayed delivery		51,207,075
Investment adviser and administrator fees		9,885
Shareholder service fees		11,842
Distributions to shareholders		185,005
Fund shares redeemed		134,276
Due to custodian		94,257
Interest for TBA sale commitments		55,958
Due to brokers for Agency MBS transactions		275,000
Accrued expenses	+	64,025

Total liabilities		102,702,797

Net Assets

Total assets		392,017,358
Total liabilities	−	102,702,797

Net assets		$289,314,561

Net Assets by Source
Capital received from investors		292,338,933
Distributions in excess of net investment income		(5,170)
Net realized capital losses		(8,175,509)
Net unrealized capital appreciation		5,156,307

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$289,314,561		28,516,064		$10.15

See financial notes 63

 Schwab GNMA Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$7,459,922*

Expenses

Investment adviser and administrator fees		913,298
Shareholder service fees		749,348
Portfolio accounting fees		84,463
Professional fees		56,013
Interest expense		45,987*
Custodian fees		45,773
Shareholder reports		43,555
Registration fees		27,581
Transfer agent fees		26,064
Independent trustees’ fees		9,781
Other expenses	+	10,289

Total expenses		2,012,152
Expense reduction by CSIM and its affiliates	−	291,785

Net expenses	−	1,720,367

Net investment income		5,739,555

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,999,201
Net realized gains on TBA sale commitments	+	5,153

Net realized gains		2,004,354
Net change in unrealized appreciation (depreciation) on investments		7,163,015
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(49,681)

Net change in unrealized appreciation (depreciation)	+	7,113,334

Net realized and unrealized gains		9,117,688

Increase in net assets resulting from operations		$14,857,243

*	Includes $45,994 in interest income and $45,756 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).

64 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$5,739,555	$7,165,549
Net realized gains		2,004,354	1,882
Net change in unrealized appreciation (depreciation)	+	7,113,334	(25,215,853)

Increase (decrease) in net assets from operations		14,857,243	(18,048,422)

Distributions to shareholders

Distributions from net investment income		(8,325,822)	(14,761,028)
Distributions from net realized gains	+	—	(1,438,925)

Total distributions		($8,325,822)	($16,199,953)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,773,972	$37,939,257	12,942,027	$135,168,242
Shares reinvested		577,594	5,811,156	1,048,311	10,856,663
Shares redeemed	+	(12,439,702)	(124,371,698)	(37,492,412)	(386,285,940)

Net transactions in fund shares		(8,088,136)	($80,621,285)	(23,502,074)	($240,261,035)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,604,200	$363,404,425	60,106,274	$637,913,835
Total increase (decrease)	+	(8,088,136)	(74,089,864)	(23,502,074)	(274,509,410)

End of period		28,516,064	$289,314,561	36,604,200	$363,404,425

Distributions in excess of net investment income			($5,170)		($5,169)

See financial notes 65

Schwab® Treasury Inflation Protected Securities Index Fund

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–		9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11		8/31/10

Per-Share Data ($)

Net asset value at beginning of period	11.07	12.12	11.58	10.90		10.05

Income (loss) from investment operations:
Net investment income (loss)	0.27 [1]	0.19 [1]	0.23 [1]	0.46	[1]	0.23 [1]
Net realized and unrealized gains (losses)	0.33	(1.05)	0.66	0.62		0.77

Total from investment operations	0.60	(0.86)	0.89	1.08		1.00
Less distributions:
Distributions from net investment income	(0.23)	(0.18)	(0.33)	(0.40)		(0.15)
Distributions from net realized gains	—	(0.01)	(0.02)	—		—

Total distributions	(0.23)	(0.19)	(0.35)	(0.40)		(0.15)

Net asset value at end of period	11.44	11.07	12.12	11.58		10.90

Total return (%)	5.44	(7.19)	7.84	10.20		9.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.29 [2,3]	0.29	0.45	[4]	0.50
Gross operating expenses	0.61	0.67	0.64	0.63		0.62
Net investment income (loss)	2.43	1.61	1.97	4.14		2.16
Portfolio turnover rate	27	31	32	37		67
Net assets, end of period ($ x 1,000,000)	273	294	398	235		204

1 Calculated based on the average shares outstanding during the period.
2 Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.
3 The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
4 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.

66 See financial notes

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.8%	U.S. Government Securities	257,273,804	273,039,112
0.1%	Other Investment Company	164,107	164,107

99.9%	Total Investments	257,437,911	273,203,219
0.1%	Other Assets and Liabilities, Net		218,020

100.0%	Net Assets		273,421,239

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.8% of net assets

U.S. Treasury Obligations 99.8%
U.S. Treasury Inflation Protected Securities
2.00%, 01/15/16	6,067,590	6,324,492
0.13%, 04/15/16	12,194,465	12,411,649
2.50%, 07/15/16	5,937,232	6,357,469
2.38%, 01/15/17	5,149,144	5,557,060
0.13%, 04/15/17	13,722,740	14,044,401
2.63%, 07/15/17	4,414,541	4,869,769
1.63%, 01/15/18	4,662,006	5,017,484
0.13%, 04/15/18	15,256,880	15,581,089
1.38%, 07/15/18	4,597,713	4,955,461
2.13%, 01/15/19	4,277,060	4,750,188
0.13%, 04/15/19	10,276,033	10,465,523
1.88%, 07/15/19	4,859,913	5,397,517
1.38%, 01/15/20	5,894,136	6,392,367
1.25%, 07/15/20	9,057,289	9,822,901
1.13%, 01/15/21	10,361,046	11,118,749
0.63%, 07/15/21	10,997,268	11,492,145
0.13%, 01/15/22	12,138,864	12,161,685
0.13%, 07/15/22	12,520,502	12,549,800
0.13%, 01/15/23	12,578,154	12,493,629
0.38%, 07/15/23	12,476,727	12,697,066
0.63%, 01/15/24	12,448,041	12,883,722
0.13%, 07/15/24	4,474,562	4,434,023
2.38%, 01/15/25	8,051,441	9,762,373
2.00%, 01/15/26	5,864,656	6,940,468
2.38%, 01/15/27	4,718,966	5,830,141
1.75%, 01/15/28	4,723,438	5,502,049
3.63%, 04/15/28	4,059,573	5,755,094
2.50%, 01/15/29	4,557,905	5,822,723
3.88%, 04/15/29	4,885,655	7,210,152
3.38%, 04/15/32	1,838,156	2,690,894
2.13%, 02/15/40	2,535,014	3,316,508
2.13%, 02/15/41	3,203,954	4,228,226
0.75%, 02/15/42	5,631,254	5,507,198
0.63%, 02/15/43	4,114,304	3,888,017
1.38%, 02/15/44	4,212,119	4,807,080

Total U.S. Government Securities
(Cost $257,273,804)		273,039,112

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	164,107	164,107

Total Other Investment Company
(Cost $164,107)		164,107

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $259,390,407 and the unrealized appreciation and depreciation were $15,425,243 and ($1,612,431), respectively, with a net unrealized appreciation of $13,812,812.

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$273,039,112	$—	$273,039,112
Other Investment Company[1]	164,107	—	—	164,107

Total	$164,107	$273,039,112	$—	$273,203,219

[1]	As categorized in Portfolio Holdings.

See financial notes 67

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

68 See financial notes

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $257,437,911)		$273,203,219
Receivables:
Investments sold		3,425,257
Fund shares sold		1,357,290
Interest		448,323
Due from investment adviser	+	1,895

Total assets		278,435,984

Liabilities

Payables:
Investments bought		3,534,125
Shareholder service fees		11,229
Fund shares redeemed		1,319,808
Accrued expenses	+	149,583

Total liabilities		5,014,745

Net Assets

Total assets		278,435,984
Total liabilities	−	5,014,745

Net assets		$273,421,239

Net Assets by Source
Capital received from investors		255,539,602
Net investment income not yet distributed		3,627,584
Net realized capital losses		(1,511,255)
Net unrealized capital appreciation		15,765,308

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$273,421,239		23,892,483		$11.44

See financial notes 69

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$7,038,332

Expenses

Investment adviser and administrator fees		805,280
Shareholder service fees		655,646
Professional fees		51,264
Portfolio accounting fees		51,144
Registration fees		26,534
Transfer agent fees		26,311
Independent trustees’ fees		9,452
Custodian fees		9,149
Interest expense		1
Other expenses	+	8,603

Total expenses		1,643,384
Expense reduction by CSIM and its affiliates	−	1,133,372

Net expenses	−	510,012

Net investment income		6,528,320

Realized and Unrealized Gains (Losses)

Net realized gains on investments		994,973
Net change in unrealized appreciation (depreciation) on investments	+	6,676,669

Net realized and unrealized gains		7,671,642

Increase in net assets resulting from operations		$14,199,962

70 See financial notes

 Schwab Treasury Inflation Protected Securities Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$6,528,320	$6,274,930
Net realized gains (losses)		994,973	(586,689)
Net change in unrealized appreciation (depreciation)	+	6,676,669	(32,787,081)

Increase (decrease) in net assets from operations		14,199,962	(27,098,840)

Distributions to shareholders

Distributions from net investment income		(5,422,953)	(5,959,519)
Distributions from net realized gains	+	—	(503,187)

Total distributions		($5,422,953)	($6,462,706)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,230,991	$47,410,130	10,410,316	$125,392,498
Shares reinvested		359,026	4,010,683	403,550	4,848,657
Shares redeemed	+	(7,235,372)	(80,445,955)	(17,114,076)	(201,106,114)

Net transactions in fund shares		(2,645,355)	($29,025,142)	(6,300,210)	($70,864,959)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,537,838	$293,669,372	32,838,048	$398,095,877
Total decrease	+	(2,645,355)	(20,248,133)	(6,300,210)	(104,426,505)

End of period		23,892,483	$273,421,239	26,537,838	$293,669,372

Net investment income not yet distributed			$3,627,584		$2,507,483

See financial notes 71

 Schwab Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund
Schwab Total Bond Market Fund	Schwab 1000 Index Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

72

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a fixed percentage of the inflation-adjusted principal value. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.

 73

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. In April 2014, the Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and Schwab GNMA Fund began posting and receiving variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Agency Mortgage-Backed Securities Charges:

Due to market conditions or other reasons, delivery of agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security

74

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

sold. The Treasury Market Practices Group recommended voluntary fail charges when agency debt and agency mortgage-backed securities are not delivered as agreed by the parties.

During the period ended August 31, 2014, the funds received and paid out the following amounts for agency mortgage-backed securities not received or delivered on a timely basis:

	Fail Charges Received	Fail Charges Paid

Schwab Short-Term Bond Market Fund	$—	$—
Schwab Intermediate-Term Bond Fund	16,975	15,192
Schwab Total Bond Market Fund	14,635	13,516
Schwab GNMA Fund	45,994	45,756
Schwab Treasury Inflation Protected Securities Index Fund	—	—

(g) Distributions to Shareholders:

The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.

(h) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(i) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(j) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

 75

 Schwab Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s fixed income securities holdings.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, and at times, it may be difficult to value such investments.

Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls

76

 Schwab Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
% of Average Daily Net Assets	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

 77

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury Inflation
Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

0.29%	0.45%	0.29%	0.55%	0.19%

Schwab Total Bond Market Fund has incurred legal expenses in prior periods relating to the lawsuit discussed in note 10, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended August 31, 2014, the fund incurred no legal expenses related to these lawsuits. From the commencement of these lawsuits through August 31, 2014, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2014, as applicable:

	Underlying Funds
						Schwab
	Schwab	Schwab		Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term		Total Bond		Protected Securities
	Market Fund	Bond Fund		Market Fund		Index Fund

Schwab MarketTrack Growth Portfolio	—%	—%		10.5%		—%
Schwab MarketTrack Balanced Portfolio	—%	—%		18.4%		—%
Schwab MarketTrack Conservative Portfolio	—%	—%		12.1%		—%
Schwab MarketTrack Growth Portfolio II	—%	—%		0.5%		—%
Schwab Target 2010 Fund	2.2%	0.5%		1.3%		1.2%
Schwab Target 2015 Fund	3.3%	0.9%		2.1%		1.9%
Schwab Target 2020 Fund	8.4%	4.0%		6.1%		5.7%
Schwab Target 2025 Fund	3.5%	2.3%		2.8%		2.6%
Schwab Target 2030 Fund	4.6%	4.0%		4.0%		3.9%
Schwab Target 2035 Fund	1.1%	1.1%		0.8%		1.0%
Schwab Target 2040 Fund	1.9%	1.8%		1.2%		1.5%
Schwab Target 2045 Fund	0.1%	0.0%	*	0.0%	*	0.0% *
Schwab Target 2050 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Target 2055 Fund	0.0% *	0.0%	*	0.0%	*	0.0% *
Schwab Monthly Income Fund — Moderate Payout	—%	2.8%		1.4%		—%
Schwab Monthly Income Fund — Enhanced Payout	—%	7.0%		3.6%		—%
Schwab Monthly Income Fund — Maximum Payout	—%	5.0%		2.6%		—%
Schwab Balanced Fund	—%	6.3%		4.6%		—%

*	Less than 0.1%.

78

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$211,069,417	$78,937,878	$290,007,295
Schwab Intermediate-Term Bond Fund	588,202,752	132,031,690	720,234,442
Schwab Total Bond Market Fund	835,047,849	152,512,046	987,559,895
Schwab GNMA Fund	1,651,214,344	—	1,651,214,344
Schwab Treasury Inflation Protected Securities Index Fund	72,016,625	—	72,016,625

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$226,677,443	$66,157,820	$292,835,263
Schwab Intermediate-Term Bond Fund	569,454,795	88,023,509	657,478,304
Schwab Total Bond Market Fund	775,937,569	104,019,147	879,956,716
Schwab GNMA Fund	1,710,069,582	—	1,710,069,582
Schwab Treasury Inflation Protected Securities Index Fund	103,115,413	—	103,115,413

*	Includes securities guaranteed by U.S. Government Agencies.

 79

 Schwab Bond Funds

Financial Notes (continued)

8. Redemption Fee:

Prior to December 15, 2012, the Schwab Intermediate-Term Bond Fund imposed a 2.00% short-term redemption fee on shares that were redeemed or exchanged by a shareholder within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period is $2,069.

9. Federal Income Taxes:

As of August 31, 2014, the components of distributable earnings on a tax-basis were as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

Undistributed ordinary income	$42,685	$—	$81,139	$179,835	$3,627,837
Undistributed long-term capital gains	—	501,047	—	—	440,988
Unrealized appreciation	2,390,176	6,935,214	34,356,537	5,327,216	15,425,243
Unrealized depreciation	(841,016)	(730,155)	(2,409,897)	(318,837)	(1,612,431)
Other unrealized appreciation/(depreciation)	—	(10,357)	—	(30,314)	—

Net unrealized appreciation/(depreciation)	$1,549,160	$6,194,702	$31,946,640	$4,978,065	$13,812,812

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
Expiration Date	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

August 31, 2015	$4,664,327	$—	$—	$—	$—
August 31, 2016	2,401,090	—	—	—	—
August 31, 2017	30,633,553	—	86,609,947	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	7,997,267	—

Total	$53,162,970	$—	$120,107,304	$7,997,267	$—

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

80

 Schwab Bond Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred and capital loss carryforwards utilized as follows:

Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

Deferred capital losses	$—	$—	$—	$—	$—
Capital loss carryforwards utilized	1,354,781	—	1,589,795	—	—

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

Current Period Distributions
Ordinary income	$3,636,449	$6,943,862	$21,989,219	$8,325,822	$5,422,953
Long-term capital gains	—	183,600	—	—	—
Return of capital	—	—	—	—	—

Prior Period Distributions
Ordinary income	$3,519,782	$11,850,349	$21,602,937	$16,199,953	$6,006,457
Long-term capital gains	—	2,474,301	—	—	456,249
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2014, the funds made the following reclassifications:

					Schwab
	Schwab	Schwab	Schwab		Treasury Inflation
	Short-Term Bond	Intermediate-Term	Total Bond	Schwab	Protected Securities
	Market Fund	Bond Fund	Market Fund	GNMA Fund	Index Fund

Capital shares	$—	$—	$—	$—	$6,255
Undistributed net investment income	—	1,005,931	1,413,738	2,586,266	14,734
Net realized capital gains and losses	—	(1,005,931)	(1,413,738)	(2,586,266)	(20,989)

As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.

 81

 Schwab Bond Funds

Financial Notes (continued)

10. Legal Matters:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs sought unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. On August 8, 2011, the court dismissed Plaintiffs’ case with prejudice, and on September 7, 2011, Plaintiffs filed a notice of appeal with the Ninth Circuit Court of Appeals. Oral arguments were held on May 17, 2013, but no ruling has been issued. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

82

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Intermediate-Term Bond Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund (five of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2014

 83

Other Federal Tax Information (unaudited)

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2014:

Schwab Short-Term Bond Market Fund	$—
Schwab Intermediate-Term Bond Fund	183,600
Schwab Total Bond Market Fund	—
Schwab GNMA Fund	—
Schwab Treasury Inflation Protected Securities Index Fund	—

84

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer

 85

category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM and Schwab to reduce the specified expense caps of Schwab Treasury Inflation Protected Securities Index Fund and Schwab Intermediate-Term Bond Fund. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to each Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to such Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

86

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	75	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	75	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 87

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

88

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 89

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

90

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 91

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Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
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Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Annual report dated August 31, 2014, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

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Schwab Tax-Free Bond Funds

Annual Report
August 31, 2014

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two ways investors can include bond funds
in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Returns for the 12 Months Ended August 31, 2014

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	7.86%

S&P National AMT-Free Municipal Bond Index[1]	10.15%
Barclays 7-Year Municipal Bond Index	7.52%
Fund Category: Morningstar Municipal National Intermediate Bond	7.89%

Performance Details	pages 8-9

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	8.74%

S&P California AMT-Free Municipal Bond Index[2]	11.99%
Barclays 7-Year Municipal Bond Index	7.52%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	7.92%

Performance Details	pages 10-11

Minimum Initial Investment[3]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance. The fund’s previous primary benchmark index was the Barclays 7-Year Municipal Bond Index.
[2]	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance. The fund’s previous primary benchmark index was the Barclays 7-Year Municipal Bond Index.
[3]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund. These funds are part of our line-up of products designed to serve as the foundation of an investor’s portfolio, and seek current income exempt from federal income tax, including the Alternative Minimum Tax.1 In addition, we are proud to say that for a sixth consecutive year, the Schwab California Tax-Free Bond Fund was named by Lipper2 as its “Best California Intermediate Municipal Debt Fund over 10 Years.”

For the 12-month reporting period ended August 31, 2014, the funds generated moderate total returns that reflected a decline in municipal bond yields, but an overall increase in bond prices. Slow U.S. economic growth in early 2014 and assurances from the Federal Reserve that short-term interest rates need to remain low supported these results, even as the economy improved enough for the Fed to reduce its policies to hold down long-term interest rates. A reduction in municipal bond supply combined with rising demand also helped to push yields lower and prices higher on municipal securities. Moreover, credit quality improved for a majority of municipal bond issuers.

Total returns in bonds are impacted by changes in interest rates. Since bond yields and bond prices tend to move in opposite directions, when

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

[1]	The Schwab California Tax-Free Bond Fund also seeks current income exempt from California state income tax.
[2]	The Lipper Fund Awards recognize funds that have excelled in delivering consistently strong risk-adjusted performance, relative to peers. Lipper, a Thomson Reuters company, uses the Lipper Leader for Consistent Return methodology to designate award-winning funds in most individual classifications for the 3-, 5-, and 10-year periods. Lipper Rankings are based on average annual total returns. As of 8/31/2014, the Schwab California Tax-Free Bond Fund rankings within the Lipper California Intermediate Municipal Debt Funds category for the 1-, 3-,5-, and 10-year periods were 12/40, 9/37, 8/33, and 3/29, respectively.

4 Schwab Tax-Free Bond Funds

From the President continued

For the 12-month reporting period ended August 31, 2014, the funds generated moderate total returns that reflected a decline in municipal bond yields, but an overall increase in bond prices.

yields rise, prices on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.

For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

Schwab Tax-Free Bond Funds 5

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Shelton, CFA, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds. Prior to joining CSIM in 2000, Mr. Shelton worked as a client-services representative in Schwab’s Atlanta office for more than a year.

6 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s financial position is improving with the state’s moderate economic recovery and additional revenues from a tax increase approved by voters in November 2012.

California is expected to report that it ended fiscal 2014 (7/1/13-6/30/14) with a general fund balance of $3.9 billion, equal to about 3.9% of annual spending. The fiscal 2014 budget was the first to be structurally balanced since fiscal 2008. The state’s improved financial position is largely the result of a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. The new taxes were projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. State tax receipts through June 2014 were about $5.6 billion, or 5.7%, ahead of budget projections, led by personal income taxes and corporation taxes.

The fiscal 2015 budget was signed by Governor Brown on June 20, 2014. The general fund spending plan totals $108.0 billion, up from $100.7 billion in fiscal 2014, including $1.6 billion set aside in a budget stabilization account. With the help of strong capital gains income, the budget pays down over $10 billion of $26.2 billion in outstanding budgetary debt, including $5 billion of delayed payments to schools and community colleges. The state projects ending fiscal 2015 with $3.0 billion of reserves, or 2.8% of annual spending. The state’s school districts, which rely on state funds for nearly 60% of their operating revenues, benefit the most from this new budget with $4.75 billion of additional appropriations. The budget also begins to address the large unfunded liabilities of the California State Teachers Retirement System.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s recent budget cuts have had varying impacts on the credit quality of these issuers. For example, while California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many local property tax bases are now growing again, but the areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels. County governments are also seeing some improvement in their financial positions from growth in their tax bases and are tentatively restoring some of the health and social service spending trimmed in response to prior cuts in state aid and declines in local tax revenues.

The outlook for many of California’s cities is also improving, with moderate growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The cities of Stockton and San Bernardino remain in bankruptcy, and continue to work toward reorganization plans. Stockton and San Bernardino were both centers for the recent housing market boom and bust.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, the Bay Area Toll Authority and St. Joseph Health System have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. Despite serious drought conditions, the state’s largest water utilities are positioned well to meet demand through stored water, conservation and alternate supplies.

California’s economy is recovering from a deep recession at a moderate pace. The state gained 323,600 jobs from July 2013 to July 2014, a 2.1% increase, continuing on from the 441,100 jobs gained in calendar year 2013. California’s unemployment rate declined to 7.4% in July 2014, down from 9.0% in July 2013. It was tied with Kentucky for the sixth highest rate in the country and still above the national average of 6.2%.

Despite its diversified economy and high wealth indicators, California’s credit quality remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A from Fitch Ratings. Moody’s raised its rating from A1 in June 2014 and S&P revised its rating outlook to positive in January 2014.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fund™

The Schwab Tax-Free Bond Fund (the fund) seeks high current income exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser). The fund does not currently intend to invest in munis whose interest is subject to the alternative minimum tax. For more information on the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 7.86% for the 12-month period ended August 31, 2014, compared with the S&P National AMT-Free Municipal Bond Index (the comparative index), which returned 10.15%.

Market Highlights. U.S. bonds generated moderate overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower and returns correspondingly higher, including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, munis performed very well compared with other fixed income sectors, as investors gravitated toward potentially higher-yielding investments than U.S. Treasuries in the low yield environment. A reduction in municipal bond supply combined with rising demand also helped to push yields lower and total returns higher on munis.

Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. Although this range is close to the fund’s peer group, the fund typically maintains a lower sensitivity to interest rates than the comparative index. With longer-term bond yields generally declining the most, this translated into a higher total return for the comparative index than for the fund.

Regarding bond-maturity strategies, the fund continued to maintain a slight “barbell” relative to the fund’s peers. This slight barbell was accomplished by holding a relatively larger percentage of short- and long-term munis, while underweighting intermediate-term securities. With the yield difference between short- and long-term munis shrinking overall, this positioning enhanced the fund’s performance.

The fund’s overall credit quality remained high. However, a careful assessment of holdings late in the first quarter of 2014 led to a decrease in munis with AA ratings, and an increase in holdings of securities with credit ratings below this level. These securities were carefully screened through a methodical review process and were added because munis in this ratings spectrum have historically performed well when economic conditions are improving.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	90.3%
Variable Rate Demand Obligations	3.3%
Floating Rate Notes	3.1%
Put Bonds	2.9%
Refunded Bonds	0.4%

By Credit Quality[2]

AAA	9.4%
AA	42.7%
A	37.7%
BBB	8.8%
BB	1.3%
Unrated Securities	0.1%

Weighted Average Maturity[3]	5.6 Yrs
Weighted Average Duration[3]	5.1 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2004 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	7.86%	4.97%	4.31%
S&P National AMT-Free Municipal Bond Index*	10.15%	5.12%	n/a
Barclays 7-Year Municipal Bond Index	7.52%	4.96%	4.71%
Fund Category: Morningstar Municipal National Intermediate Bond	7.89%	4.59%	3.77%

Fund Expense Ratios4: Net 0.49%; Gross 0.56%

 Yields

30-Day SEC Yield[1,3]	1.36%

30-Day SEC Yield-No Waiver[1,5]	1.25%

Taxable-Equivalent Yield[6]	2.40%

12-Month Distribution Yield[1,3]	2.29%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free Bond Fund™

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser)—from California issuers. The fund does not currently intend to invest in munis whose interest is subject to the alternative minimum tax. For more information on the fund’s investment objective, please see the fund’s prospectus.

Performance. The fund returned 8.74% for the 12-month period ended August 31, 2014, compared with the S&P California AMT-Free Municipal Bond Index (the comparative index), which returned 11.99%.

Market Highlights. U.S. bonds generated moderate overall total returns for the reporting period, as falling yields on intermediate- and longer-term bonds translated into gains for many fixed income sectors. Several factors drove yields lower and returns correspondingly higher, including a shift in expectations regarding Federal Reserve (Fed) policies.

In January, the Fed began to “taper” its monthly purchases of fixed income securities—known as quantitative easing—a policy designed to hold down long-term interest rates. However, helping to offset the effects of this policy shift were Fed assurances that low short-term interest rates remain necessary. In addition, political unrest in Russia and the Ukraine, slow growth in Europe, uneven U.S. economic activity, and attractive U.S. Treasury yields compared with yields on many European government bonds supported the performance of U.S. fixed income securities.

Amid this backdrop, munis performed very well compared with other fixed income sectors, as investors gravitated toward potentially higher-yielding investments than U.S. Treasuries in the low yield environment. A reduction in municipal bond supply combined with rising demand also helped to push yields lower and total returns higher on munis, a supply/demand imbalance that was particularly evident in California during the reporting period.

Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. Although this range is close to the fund’s peer group, the fund typically maintains a lower sensitivity to interest rates than the comparative index. With longer-term bond yields generally declining the most, this translated into a higher total return for the comparative index than for the fund.

Regarding bond-maturity strategies, the fund continued to maintain a slight “barbell” relative to the fund’s peers. This slight barbell was accomplished by holding a relatively larger percentage of short- and long-term munis, while underweighting intermediate-term securities. With the yield difference between short- and long-term munis shrinking overall, this positioning enhanced the fund’s performance.

The fund’s overall credit quality remained high. However, a careful assessment of holdings late in the first quarter of 2014 led to a decrease in munis with AA ratings, and an increase in holdings of securities with credit ratings below this level. These securities were carefully screened through a methodical review process and were added because securities in this ratings spectrum have historically performed well when economic conditions are improving.

As of 8/31/14:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	90.1%
Put Bonds	5.7%
Variable Rate Demand Obligations	1.2%
Floating Rate Notes	1.4%
Refunded Bonds	1.0%
Fixed Rate Notes	0.6%

By Credit Quality[2]

AAA	2.1%
AA	52.4%
A	39.1%
BBB	5.0%
BB	0.3%
Short-Term Ratings	0.6%
Unrated Securities	0.5%

Weighted Average Maturity[3]	5.6 Yrs
Weighted Average Duration[3]	5.0 Yrs

Management views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance and Fund Facts as of 8/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2004 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	8.74%	4.99%	4.26%
S&P California AMT-Free Municipal Bond Index*	11.99%	6.12%	n/a
Barclays 7-Year Municipal Bond Index	7.52%	4.96%	4.71%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	7.92%	4.52%	3.73%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.28%

30-Day SEC Yield-No Waiver[1,5]	1.16%

Taxable-Equivalent Yield[6]	2.58%

12-Month Distribution Yield[1,3]	2.41%

Management views and portfolio holdings may have changed since the report date.

For index definitions, please see the Glossary.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab Tax-Free Bond Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000.00	$1,030.60	$2.51
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.74	$2.50

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000.00	$1,032.40	$2.51
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.74	$2.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	11.36	12.10	11.62	11.72	11.12

Income (loss) from investment operations:
Net investment income (loss)	0.27	0.27	0.30	0.31	0.31
Net realized and unrealized gains (losses)	0.61	(0.58)	0.54	0.06	0.72

Total from investment operations	0.88	(0.31)	0.84	0.37	1.03
Less distributions:
Distributions from net investment income	(0.27)	(0.27)	(0.30)	(0.31)	(0.31)
Distributions from net realized gains	—	(0.16)	(0.06)	(0.16)	(0.12)

Total distributions	(0.27)	(0.43)	(0.36)	(0.47)	(0.43)

Net asset value at end of period	11.97	11.36	12.10	11.62	11.72

Total return (%)	7.86	(2.65)	7.34	3.34	9.43

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.58	0.56	0.59	0.61	0.63
Net investment income (loss)	2.34	2.27	2.51	2.74	2.71
Portfolio turnover rate	81	110	102	128	122
Net assets, end of period ($ x 1,000,000)	627	602	684	484	446

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

93.1%		Fixed-Rate Obligations	552,339,356	583,905,578
8.1%		Variable-Rate Obligations	50,215,000	50,580,552

101.2%		Total Investments	602,554,356	634,486,130
(1	.2)%	Other Assets and Liabilities, Net		(7,265,714)

100.0%		Net Assets		627,220,416

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 93.1% of net assets

ALABAMA 0.7%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(f)	500,000	483,685
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(e)	1,160,000	1,314,918
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	264,118
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,050,000	1,205,788
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		950,000	1,102,960

					4,371,469

ALASKA 1.3%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,256,054
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/22		500,000	585,355
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/23		630,000	741,075
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19		1,000,000	1,177,270
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20		820,000	967,018
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22	(b)	805,000	945,231
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23	(b)	1,890,000	2,198,618

					7,870,621

ARIZONA 1.5%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2013B	5.00%	02/01/43	(b)	1,000,000	1,067,930
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	427,068
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(e)	1,375,000	1,580,535
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	624,234
COP Series 2013A	5.00%	12/01/18		400,000	462,264
COP Series 2013A	5.00%	12/01/19		500,000	586,630
GO Bonds Series 2012A	4.00%	07/01/22		140,000	159,732
Refunding COP Series 2013B	5.00%	12/01/16		625,000	688,963
Tucson
Refunding COP Series 2014	4.00%	07/01/21		1,650,000	1,851,547
Refunding COP Series 2014	4.00%	07/01/22		700,000	781,459
Refunding COP Series 2014	4.00%	07/01/23		700,000	778,106

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/15		170,000	175,926
Hospital RB Series 2009	5.50%	07/01/16		100,000	107,929
Hospital RB Series 2009	6.00%	07/01/18		300,000	346,527

					9,638,850

ARKANSAS 1.3%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)	1,325,000	1,335,256
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24		2,655,000	2,694,533
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	475,000	478,586
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	1,785,000	1,785,054
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27	(b)	1,570,000	1,576,892

					7,870,321

CALIFORNIA 14.2%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32	(a)(b)	1,380,000	1,561,898
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19		1,000,000	1,106,990
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,071,844
California
GO Bonds	5.00%	11/01/32	(b)(e)	1,240,000	1,368,042
GO Bonds	5.00%	04/01/38	(b)	500,000	552,880
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(e)	750,000	809,565
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011A	5.25%	03/01/23	(b)	1,000,000	1,183,310
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(e)	1,850,000	2,181,760
RB (St. Joseph Health) Series 2013A	5.00%	07/01/24	(b)	1,000,000	1,194,070
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25	(b)	1,000,000	1,182,340
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(e)	2,005,000	2,334,301
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		1,320,000	1,418,485
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/25	(b)	1,450,000	1,708,999
GO Refunding Bonds Series 2014	5.00%	07/01/26	(b)	1,615,000	1,871,236
GO Refunding Bonds Series 2014	5.00%	07/01/27	(b)	3,395,000	3,911,889
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/19		220,000	261,499
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,063,350
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/20		2,000,000	2,387,200
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21		2,000,000	2,407,040
Franklin-McKinley SD
GO Refunding Bonds Series 2014	5.00%	08/01/24		1,000,000	1,230,560
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23		105,000	123,605
Airport Refunding RB Series 2013A	5.00%	07/01/30	(b)	290,000	321,300
Inglewood USD
GO Bonds Series A	5.25%	08/01/25	(b)	815,000	954,292
GO Bonds Series A	5.25%	08/01/27	(b)	1,135,000	1,304,978
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(f)	1,545,000	315,891
GO Bonds Series 2006D	0.00%	08/01/39	(b)(f)	3,750,000	646,725
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21		600,000	705,888
Special Tax RB Series 2014A	5.00%	09/01/22		460,000	541,443

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,105,319
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		3,070,000	3,444,693
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds (Playa Vista Phase 1) Series 2014	5.00%	09/01/26	(b)	1,500,000	1,759,290
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17		975,000	1,086,384
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,122,985
Lease RB Series 2009C	4.00%	09/01/17		100,000	109,623
Lease RB Series 2009C	4.50%	09/01/19		125,000	144,265
Lease RB Series 2009E	5.13%	09/01/27	(b)	590,000	650,611
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30	(b)	100,000	114,615
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,370,940
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17		3,500,000	3,927,280
Old Adobe USD
GO Bonds Series B	5.25%	08/01/43	(b)	1,220,000	1,408,148
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19		180,000	198,463
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21		275,000	301,944
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22	(b)	360,000	421,006
Rancho Cucamonga Successor RDA
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26	(b)	755,000	901,855
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	4,006,974
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/17		2,000,000	2,178,600
Lease Refunding RB Series 2013A	5.00%	05/01/17		1,750,000	1,952,580
Sacramento City USD
GO Bonds Series 2013A	5.25%	08/01/29	(b)	150,000	174,648
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,165,000	2,375,676
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(f)	1,950,000	1,010,880
GO Bonds Series 2010C	0.00%	07/01/32	(f)	1,500,000	742,635
GO Bonds Series 2010C	0.00%	07/01/33	(f)	1,000,000	471,580
GO Bonds Series 2010C	0.00%	07/01/34	(f)	1,750,000	770,210
GO Bonds Series 2010C	0.00%	07/01/35	(f)	1,300,000	536,783
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,780,620
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,126,393
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,667,627
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22		1,360,000	1,617,407
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23		1,000,000	1,190,550
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24		1,250,000	1,479,112
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		140,000	153,800
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,005,000	2,228,116
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,333,098
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20		1,260,000	1,460,756
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,157,230

					89,204,076

COLORADO 1.4%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	650,000	712,166

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(e)	550,000	552,376
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(e)	1,630,000	1,779,406
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(e)	1,735,000	1,914,503
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,109,703
Denver Health & Hospital Auth
Healthcare RB Series 2014A	5.00%	12/01/39	(b)	1,000,000	1,075,860
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	252,052
RB Series 2012A	5.00%	11/15/16		440,000	483,635

					8,879,701

CONNECTICUT 2.9%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22		3,000,000	3,663,990
Special Tax Obligation Bonds Series 2013A	5.00%	10/01/20		2,000,000	2,394,260
Connecticut Health & Educational Facilities Auth
RB (Hartford HealthCare) Series E	5.00%	07/01/25	(b)	2,220,000	2,595,802
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/24		300,000	366,330
Wastewater System Refunding RB Series 2014B	5.00%	08/15/25	(b)	900,000	1,086,975
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26	(b)	625,000	746,369
Hamden
GO Bonds 2014A	4.00%	08/15/22		250,000	276,475
GO Bonds 2014A	5.00%	08/15/24	(b)	500,000	575,180
GO Bonds 2014A	5.00%	08/15/25	(b)	300,000	342,642
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,291,147
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		120,000	125,888
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,538,152
GO Refunding Bonds 2011	4.00%	08/01/18		1,445,000	1,613,371
GO Refunding Bonds 2011	4.00%	08/01/19		450,000	508,311
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26	(b)	140,000	165,525
Water Pollution Control RB Series 2013A	5.00%	08/15/29	(b)	15,000	17,387
West Haven
GO Bonds 2012	5.00%	08/01/20		865,000	998,521

					18,306,325

DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,400,000	1,462,706

DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(e)	300,000	352,413
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,402,463

					1,754,876

FLORIDA 5.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	586,625
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22	(b)	1,000,000	1,012,170
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,373,147
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	429,860
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,727,670
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24	(b)	3,485,000	4,028,242

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		150,000	173,970
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	355,884
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	987,914
Miami Beach Health Facilities Auth
Hospital Refunding & RB Series 2014	5.00%	11/15/21	(d)	100,000	116,320
Hospital Refunding & RB Series 2014	5.00%	11/15/22	(d)	150,000	174,921
Hospital Refunding & RB Series 2014	5.00%	11/15/24	(d)	400,000	465,976
Hospital Refunding & RB Series 2014	5.00%	11/15/25	(b)(d)	250,000	285,820
Hospital Refunding & RB Series 2014	5.00%	11/15/39	(b)(d)	1,000,000	1,087,470
Hospital Refunding & RB Series 2014	5.00%	11/15/44	(b)(d)	1,000,000	1,085,720
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20		500,000	588,475
Aviation RB Series 2010A	5.50%	10/01/26	(b)	4,690,000	5,543,908
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	(d)	740,000	849,971
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25	(b)(d)	810,000	925,644
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35	(b)(d)	575,000	624,571
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36	(b)(d)	890,000	962,873
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(e)	600,000	641,970
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22		550,000	654,654
Toll System RB Series 2014A	4.00%	07/01/23		1,730,000	1,936,112
Toll System RB Series 2014A	5.00%	07/01/24		625,000	749,963
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	445,289
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	338,511
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	628,423
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	1,900,000	2,235,217
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	82,235
Sumter County Industrial Development Auth
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/22		200,000	224,780
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/24	(b)	150,000	167,534
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/26	(b)	270,000	295,151
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	606,460
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	140,000	164,423
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		850,000	989,765

					33,547,638

GEORGIA 0.7%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fourth Series 1994	2.20%	10/01/32	(b)	1,500,000	1,530,960
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	866,233
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	206,103
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19		200,000	222,344
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 1995	2.00%	07/01/25	(b)	1,000,000	1,016,600
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		450,000	491,432

					4,333,672

HAWAII 0.9%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20		3,000,000	3,612,960

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	1,940,000	2,092,135

					5,705,095

IDAHO 1.0%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(e)	1,535,000	1,693,274
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(e)	1,885,000	2,130,578
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(e)	1,000,000	1,129,860
Univ of Idaho
General RB Series 2014	5.00%	04/01/21		350,000	417,560
General RB Series 2014	5.00%	04/01/24	(b)	200,000	237,174
General RB Series 2014	5.00%	04/01/26	(b)	300,000	351,267
General RB Series 2014	5.25%	04/01/39	(b)	500,000	570,915

					6,530,628

ILLINOIS 5.0%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15		200,000	204,070
Chicago
GO Refunding Bonds Series 2008A	4.00%	01/01/20	(b)	300,000	311,535
GO Refunding Bonds Series 2014A	5.00%	01/01/23		1,920,000	2,105,530
GO Refunding Bonds Series 2014A	5.00%	01/01/25	(b)	1,000,000	1,084,950
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(e)	1,000,000	1,102,400
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(e)	1,200,000	1,361,664
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(e)	750,000	869,962
Passenger Facility Charge Refunding RB (O’Hare) Series 2012A	5.00%	01/01/31	(b)	4,950,000	5,492,569
Chicago Park District
LT GO Refunding Bonds Series 2014D	5.00%	01/01/21	(d)	1,000,000	1,172,860
Illinois
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,120,220
GO Bonds Series May 2014	5.00%	05/01/34	(b)	500,000	528,440
GO Bonds Series May 2014	5.00%	05/01/35	(b)	1,000,000	1,052,830
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,325,000	2,563,010
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,360,861
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	474,244
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,449,630
Kane McHenry Cook & DeKalb Cntys Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31	(b)	4,940,000	5,577,458
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30	(b)	3,085,000	3,641,380

					31,473,613

INDIANA 2.3%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		700,000	805,910
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	1,940,000	2,194,315
Hospital RB (King’s Daughters’ Health) Series 2010	4.50%	08/15/15		1,370,000	1,407,538
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16		400,000	423,748
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17		480,000	523,944
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18		1,000,000	1,116,940
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19		1,000,000	1,134,220
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,109,732
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27	(b)	1,000,000	1,036,640
Jasper City Hospital Auth
Refunding RB (Memorial Hospital & Health Care) Series 2013	5.75%	11/01/32	(b)	4,000,000	4,589,040

					14,342,027

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25	(b)	765,000	900,596

KANSAS 0.3%
Butler Cnty USD
GO Refunding Bonds Series 2014	4.00%	09/01/18	(d)	500,000	557,590
GO Refunding Bonds Series 2014	4.00%	09/01/22	(d)	500,000	561,755
GO Refunding Bonds Series 2014	4.00%	09/01/23	(b)(d)	200,000	221,108
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	50,509
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	195,445
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/20		115,000	126,992
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21		220,000	242,123

					1,955,522

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		750,000	856,575
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20		1,210,000	1,433,656

					2,290,231

LOUISIANA 0.2%
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20		550,000	642,037
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21		400,000	468,256
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22		250,000	293,408

					1,403,701

MARYLAND 0.5%
Baltimore
Water RB Series 2013A	5.00%	07/01/18		500,000	578,715
Water RB Series 2013A	5.00%	07/01/19		750,000	886,095
Water RB Series 2013A	5.00%	07/01/20		150,000	179,477
Water RB Series 2013A	5.00%	07/01/21		450,000	544,693
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	25,000	25,084
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	386,623
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	503,100

					3,103,787

MASSACHUSETTS 0.7%
Chatham
GO Refunding Bonds	5.00%	07/01/16	(e)	100,000	108,583
GO Refunding Bonds	5.00%	07/01/17	(e)	245,000	275,777
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	335,247
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,080,610
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	978,775
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		550,000	605,616
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(g)	635,000	712,070

					4,096,678

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MICHIGAN 3.2%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		750,000	926,423
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		520,000	647,358
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,445,000	1,809,877
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	250,000	301,263
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	135,000	161,210
Karegnondi Water Auth
Water Supply System Bonds (Karegnondi Water Pipeline) Series 2014A	5.00%	11/01/24	(b)	1,695,000	1,981,506
Water Supply System Bonds (Karegnondi Water Pipeline) Series 2014A	5.00%	11/01/25	(b)	2,625,000	3,036,259
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22	(b)	2,200,000	2,566,300
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,058,390
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,592,370
Troy
LT GO Bonds Series 2013	5.00%	11/01/22	(b)	225,000	269,687
LT GO Bonds Series 2013	5.00%	11/01/23	(b)	150,000	177,921
LT GO Bonds Series 2013	5.00%	11/01/25	(b)	200,000	233,852
LT GO Bonds Series 2013	5.00%	11/01/26	(b)	250,000	290,855
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32	(b)	600,000	663,600
Airport RB Series 2014B	5.00%	12/01/33	(b)	825,000	910,973
Airport RB Series 2014B	5.00%	12/01/34	(b)	1,145,000	1,258,183
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,407,768
LT GO Refunding Bonds Series 2012	4.00%	01/01/20		700,000	783,916

					20,077,711

MINNESOTA 1.2%
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17		300,000	311,061
GO Refunding Bonds Series 2013H	4.00%	02/01/22		960,000	1,101,303
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20		1,765,000	2,019,566
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		790,000	891,033
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,205,340
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24	(b)	540,000	661,030
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	267,282
GO Bonds Series 2011D	5.00%	12/01/21		425,000	521,611
GO Bonds Series 2013A	4.00%	02/01/20		595,000	679,811

					7,658,037

MISSISSIPPI 1.5%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40	(b)	4,250,000	5,630,782
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	256,185
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	425,156
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		50,000	54,581
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	950,000	1,070,280
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	1,725,000	1,868,917

					9,305,901

MISSOURI 1.4%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	437,040

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18		1,200,000	1,344,564
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21		565,000	652,202
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22		540,000	625,045
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23		585,000	672,931
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24		1,675,000	1,934,005
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25	(b)	1,760,000	2,008,970
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,300,000	1,403,402

					9,078,159

NEBRASKA 0.8%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,500,000	1,558,050
S/F Housing RB Series 2013C	2.50%	03/01/35	(b)	2,045,000	2,108,947
S/F Housing RB Series 2013E	3.00%	03/01/43	(b)	900,000	940,896
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		250,000	292,295

					4,900,188

NEVADA 2.6%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	550,071
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	380,634
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,420,557
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(e)	1,115,000	1,159,299
Airport System Jr Sub Lien Revenue Notes Series 2014B	5.00%	07/01/18		2,500,000	2,878,200
Airport System RB Sr Series 2010D	5.00%	07/01/17	(e)	1,000,000	1,121,700
Airport System RB Sr Series 2010D	5.00%	07/01/18	(e)	1,770,000	2,039,217
Nevada
Highway Improvement RB Series 2004	5.50%	12/01/18	(b)(g)	340,000	344,702
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,230,055

					16,124,435

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		180,000	213,201
RB (Dartmouth-Hitchcock Obligated Group) Series 2009	6.00%	08/01/38	(b)	400,000	449,652
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	825,000	896,338
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,220,000	1,299,605

					2,858,796

NEW JERSEY 4.1%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(e)	430,000	443,502
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	338,538
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	306,281
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	450,724
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17		425,000	465,706
Refunding RB Series 2012	4.00%	12/01/18		465,000	516,322
Refunding RB Series 2012	4.00%	12/01/19		485,000	541,871
Refunding RB Series 2012	4.00%	12/01/20		510,000	569,833
Refunding RB Series 2012	4.00%	12/01/21		355,000	395,353
Refunding RB Series 2012	4.00%	12/01/22		480,000	536,362
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	215,045
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,037,690
Refunding RB Series 2011	4.00%	09/01/16		65,000	69,558

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,775,747
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20		900,000	1,002,429
Refunding COP Series 2011	4.00%	06/15/21		265,000	294,378
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	435,543
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	235,814
RB Series 2011	3.00%	09/15/16		1,270,000	1,339,418
Refunding RB Series 2011	4.00%	09/15/21		625,000	715,937
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	100,076
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19		705,000	764,446
County Guaranteed Bonds Series 2012A	3.00%	02/01/20		695,000	753,449
New Jersey
COP Series 2009A	5.25%	06/15/29	(b)	50,000	54,695
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	148,180
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	999,506
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,870,225
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	10,662
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	100,000	115,892
New Jersey Turnpike Auth
RB Series 2012B	5.00%	01/01/25	(b)	2,400,000	2,844,072
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,648,954
GO Refunding Bonds Series 2012	4.00%	02/01/17		245,000	264,463
GO Refunding Bonds Series 2012	4.00%	02/01/19		500,000	556,830

					25,817,501

NEW MEXICO 0.3%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		375,000	423,450
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	119,543
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	522,235
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	10,929
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		660,000	737,365

					1,813,522

NEW YORK 13.2%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	253,010
School Refunding Bonds Series 2012E	3.00%	02/01/16		175,000	181,598
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22		135,000	159,521
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23		160,000	176,722
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24		150,000	178,773
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25	(b)	125,000	146,160
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34	(b)	250,000	276,153
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44	(b)	750,000	814,920
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24	(b)	1,420,000	1,668,543
RB (Hofstra Univ) Series 2013	5.00%	07/01/29	(b)	3,175,000	3,602,672
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	236,067
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	141,929
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	338,278
Transportation RB Series 2014B	5.00%	11/15/23		1,000,000	1,219,930
Transportation RB Series 2014B	5.00%	11/15/24	(b)	1,330,000	1,622,135

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,550,000	4,135,714
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	169,840
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21		500,000	583,430
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23		535,000	625,447
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24		425,000	497,335
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25	(b)	1,000,000	1,158,200
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26	(b)	250,000	287,265
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)(g)	3,035,000	3,182,774
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	55,000	57,665
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22		1,700,000	2,052,087
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22		4,000,000	4,801,240
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23		2,000,000	2,418,520
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20		3,000,000	3,575,040
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		425,000	427,414
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,693,125
Water & Sewer System RB Fiscal 2014 Series CC2	5.00%	06/15/19	(b)	1,400,000	1,603,896
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series B1	5.00%	11/01/23		3,000,000	3,702,090
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,213,870
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,052,685
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	239,178
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,693,400
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	708,305
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	92,627
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15		1,000,000	1,040,380
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19		1,370,000	1,590,186
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,439,800
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	589,315
General RB Series I	5.00%	01/01/21		1,000,000	1,191,860
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19		1,000,000	1,111,050
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19		2,500,000	2,918,200
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	533,931
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,652,589
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		700,000	761,999
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21	(b)	6,250,000	6,744,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	650,661
Niagara Frontier Transportation Auth
Airport Refunding RB Series 2014B	4.00%	04/01/16	(d)	500,000	527,700
Airport Refunding RB Series 2014B	5.00%	04/01/17	(d)	600,000	664,440
Airport Refunding RB Series 2014B	4.00%	04/01/18	(d)	450,000	494,883
Airport Refunding RB Series 2014B	5.00%	04/01/19	(d)	400,000	462,920
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	870,664
Scarsdale UFSD
GO Refunding Bonds 2012	5.00%	02/01/18		350,000	400,134
GO Refunding Bonds 2012	4.00%	02/01/19		260,000	293,231
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34	(b)	2,550,000	2,704,607

					82,630,108

NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,610,000	1,798,096
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,330,000	1,399,665

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	924,727
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,906,100
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	570,460

					10,599,048

OHIO 1.8%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	587,141
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	593,021
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014	0.00%	12/01/23	(f)	250,000	194,125
ULT GO Bonds Series 2014	0.00%	12/01/24	(f)	400,000	298,532
ULT GO Bonds Series 2014	0.00%	12/01/25	(f)	550,000	392,320
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,321,460
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23		500,000	587,365
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24		500,000	588,490
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25	(b)	1,000,000	1,165,290
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,869,748
GO Refunding Bonds Series 2012	3.00%	12/01/16		240,000	252,523
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,256,871
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	891,079
Westerville
GO LT Bonds Series 2010	4.00%	12/01/18		365,000	411,286

					11,409,251

OKLAHOMA 0.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(e)	545,000	590,388

OREGON 2.3%
Forest Grove
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34	(b)	1,625,000	1,828,190
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40	(b)	950,000	1,038,094
Gladstone SD No. 115
GO Refunding Bonds Series 2014	0.00%	06/15/25	(a)(f)	1,900,000	1,369,045
GO Refunding Bonds Series 2014	0.00%	06/15/26	(a)(f)	2,490,000	1,718,274
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,673,181
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,732,479
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,416,640
Refunding RB (PeaceHealth) Series 2014A	5.00%	11/15/25	(b)	1,045,000	1,243,916
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25	(a)(f)	915,000	689,562

					14,709,381

PENNSYLVANIA 3.5%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	365,188
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	632,160
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	541,245
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,624,406
Pennsylvania
COP Series 2010A	3.00%	04/01/18		245,000	261,248
COP Series 2010A	3.05%	10/01/18		1,530,000	1,640,053

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
COP Series 2010A	3.30%	10/01/19		705,000	764,227
COP Series 2010A	3.50%	04/01/20		365,000	397,646
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,647,650
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	1,975,259
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	670,949
RB (Temple Univ) First Series 2012	4.00%	04/01/16		250,000	264,178
RB (Temple Univ) First Series 2012	4.00%	04/01/17		410,000	444,489
RB (Temple Univ) First Series 2012	4.00%	04/01/18		95,000	104,757
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/18		2,000,000	2,309,700
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/20		1,070,000	1,276,082
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	2,105,000	2,432,580
Pittsburgh
GO Bonds Series 2014	5.00%	09/01/23		550,000	664,945
GO Bonds Series 2014	5.00%	09/01/31	(b)	1,320,000	1,519,003
GO Bonds Series 2014	5.00%	09/01/32	(b)	1,000,000	1,148,000

					21,683,765

SOUTH CAROLINA 0.7%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	115,725
Refunding RB Series 2010B	5.00%	03/01/23		495,000	609,192
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,281,283
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,218,460
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27	(b)	1,000,000	1,005,040

					4,229,700

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15		620,000	633,652
RB Series 2011	3.00%	06/01/16		165,000	172,768
RB Series 2011	4.00%	06/01/21	(b)	55,000	60,182
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	112,713

					979,315

TENNESSEE 0.8%
Franklin Cnty Health & Educational Facilities Board
Educational Facilities Refunding and Improvement RB (Univ of the South) Series 2014	3.00%	09/01/21	(d)	250,000	267,025
Educational Facilities Refunding and Improvement RB (Univ of the South) Series 2014	4.00%	09/01/25	(b)(d)	400,000	436,256
Educational Facilities Refunding and Improvement RB (Univ of the South) Series 2014	5.00%	09/01/28	(b)(d)	225,000	259,843
Educational Facilities Refunding and Improvement RB (Univ of the South) Series 2014	5.00%	09/01/29	(b)(d)	200,000	229,276
Educational Facilities Refunding and Improvement RB (Univ of the South) Series 2014	5.00%	09/01/30	(b)(d)	350,000	399,889
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	70,440
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	911,403
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,396,320
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		100,000	108,647

					5,079,099

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

TEXAS 6.9%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(e)	3,650,000	4,183,265
Burkburnett ISD
ULT Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,277
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39	(a)(b)(d)	780,000	869,131
ULT GO Bonds Series 2014	5.00%	08/15/44	(a)(b)(d)	1,315,000	1,456,599
Collin Cnty
LT & Refunding Bonds Series 2009A	4.00%	02/15/19	(e)	695,000	787,866
Dallas-Fort Worth
Airport Jt RB Series 2014C	5.00%	11/01/22		250,000	300,702
Airport Jt RB Series 2014C	5.00%	11/01/23		250,000	302,605
Airport Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,808,032
Airport Refunding RB Series 2013D	5.25%	11/01/25	(b)	650,000	780,286
Denver City ISD
ULT Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	580,812
ULT Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,001,220
ULT Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,221,244
ULT Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,776,313
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30	(a)(b)	930,000	1,080,009
ULT GO Bonds Series 2014	5.00%	08/15/32	(a)(b)	1,500,000	1,698,660
ULT GO Bonds Series 2014	5.00%	08/15/34	(a)(b)	830,000	906,227
Fort Bend Cnty
LT & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	111,224
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,430,000	1,541,240
Garland ISD
ULT Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,528,248
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23	(a)	205,000	249,401
Houston Community College System
LT Refunding Bonds Series 2011	5.00%	02/15/17		500,000	555,260
LT Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,146,140
Klein ISD
ULT Refunding Bonds Series 2009A	4.00%	08/01/17		560,000	614,611
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,357
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,041,620
Midland ISD
ULT Refunding Bonds Series 2011	5.00%	02/15/18	(a)	115,000	131,859
ULT Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	980,942
ULT Refunding Bonds Series 2012	4.00%	02/15/20	(a)	150,000	170,756
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	605,410
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		650,000	789,899
Reagan Hospital District
LT & RB Series 2014A	4.50%	02/01/24		1,065,000	1,139,656
LT & RB Series 2014A	5.00%	02/01/29	(b)	2,000,000	2,112,220
Rockwall ISD
ULT Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	220,733
ULT Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	544,500
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		880,000	976,413
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24	(b)	500,000	555,445
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	228,554
ULT GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	119,323
ULT GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	142,660
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	3.00%	09/01/14		370,000	370,055

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16		440,000	467,377
Hospital RB (Hendrick Medical Center) Series 2013	5.00%	09/01/21		1,200,000	1,384,188
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	400,000	465,632
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	645,000	686,532
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21	(a)	150,000	181,009
Travis Cnty
LT Refunding Bonds Series 2009	5.00%	03/01/18		1,000,000	1,146,860
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,210,150
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	709,478
ULT GO Bonds Series 2012	3.00%	02/15/17	(a)	450,000	477,882

					42,958,882

UTAH 0.4%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	993,576
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	733,823
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		250,000	259,625
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	421,173

					2,408,197

VERMONT 0.6%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26	(b)	3,475,000	3,748,517

VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19	(e)	455,000	508,804
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	564,165
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(e)	825,000	954,896
Second Sr Lien Refunding RB (Dulles Metrorail) Series 2014A	5.00%	10/01/53	(b)	3,000,000	3,151,230
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		345,000	383,457
RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		275,000	303,322
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	220,000	254,263
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	90,919
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22	(g)	1,400,000	1,659,854
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	194,063

					8,064,973

WASHINGTON 2.2%
Camas SD No. 117
ULT GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,245,694
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,167,270
Naches Valley SD No. JT3
ULT GO Bonds Series 2014	5.00%	12/01/22	(a)	650,000	787,592
Ocosta SD No. 172
ULT GO Bonds 2013	3.13%	12/01/20	(a)	65,000	70,012
ULT GO Bonds 2013	5.00%	12/01/23	(a)	390,000	475,987

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Washington
GO Bonds Series 1990A	6.75%	02/01/15		225,000	230,769
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,148,750
Washougal SD No. 112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	880,090
ULT GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,791,066
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19		745,000	857,547
ULT GO Bonds 2013	5.00%	12/01/20		720,000	833,652
ULT GO Bonds 2013	5.00%	12/01/22		510,000	590,876

					14,079,305

WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/21		1,125,000	1,331,201
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,198,100
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,361,537
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		150,000	168,428

					4,059,266

Total Fixed-Rate Obligations
(Cost $552,339,356)					583,905,578

Variable-Rate Obligations 8.1% of net assets

CALIFORNIA 0.6%
California
GO Bonds Series 2013C	0.60%	12/01/28	(b)	3,600,000	3,618,468

COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.25%	03/01/16	(a)(b)(c)	700,000	700,000

CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2011A	0.97%	05/15/18		5,275,000	5,368,104
GO Bonds Series 2011C	1.15%	05/15/19		5,000,000	5,117,500
GO Bonds Series 2012A	1.30%	04/15/20	(e)	1,000,000	1,026,390
GO Bonds Series 2012D	0.82%	09/15/18		1,000,000	1,011,430

					12,523,424

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.80%	12/01/17	(b)	3,240,000	3,249,590

LOUISIANA 1.5%
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008	0.03%	10/01/33	(a)(b)	9,600,000	9,600,000

MASSACHUSETTS 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.03%	03/01/26	(a)(b)	4,500,000	4,500,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.63%	10/01/40	(b)	1,000,000	1,000,040
RB (Boston Univ) Series U6E	0.60%	10/01/42	(b)	4,000,000	4,008,480

					9,508,520

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.65%	03/01/28	(b)	5,000,000	5,080,550

NEW YORK 0.4%
New York City
GO Bonds Fiscal 1993 Series E2	0.04%	08/01/20	(a)(b)	2,500,000	2,500,000

PENNSYLVANIA 0.5%
Geisinger Auth
Health System RB (Geisinger Health) Series 2011C	0.03%	06/01/41	(a)(b)	2,800,000	2,800,000

TEXAS 0.2%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	0.04%	12/01/41	(b)	1,000,000	1,000,000

Total Variable-Rate Obligations
(Cost $50,215,000)					50,580,552

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $602,558,176 and the unrealized appreciation and depreciation were $31,934,546 and ($6,592), respectively, with a net unrealized appreciation of $31,927,954.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,241,240 or 0.4% of net assets.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited Tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$583,905,578	$—	$583,905,578
Variable-Rate Obligations[1]	—	50,580,552	—	50,580,552

Total	$—	$634,486,130	$—	$634,486,130

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 31

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $602,554,356)		$634,486,130
Cash		1,785,649
Receivables:
Investments sold		1,456,143
Interest		5,768,127
Fund shares sold		766,172
Prepaid expenses	+	5,172

Total assets		644,267,393

Liabilities

Payables:
Investments bought - Delayed delivery		16,097,814
Investment adviser and administrator fees		17,673
Shareholder service fees		24,872
Distributions to shareholders		464,330
Fund shares redeemed		376,631
Accrued expenses	+	65,657

Total liabilities		17,046,977

Net Assets

Total assets		644,267,393
Total liabilities	−	17,046,977

Net assets		$627,220,416

Net Assets by Source
Capital received from investors		594,200,276
Net investment income not yet distributed		47,752
Net realized capital gains		1,040,614
Net unrealized capital appreciation		31,931,774

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$627,220,416		52,381,602		$11.97

32 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$17,038,440

Expenses

Investment adviser and administrator fees		1,722,320
Shareholder service fees		1,426,376
Portfolio accounting fees		103,460
Professional fees		57,957
Shareholder reports		56,133
Registration fees		40,410
Transfer agent fees		35,435
Custodian fees		17,416
Independent trustees’ fees		11,774
Interest expense		139
Other expenses	+	15,435

Total expenses		3,486,855
Expense reduction by CSIM and its affiliates	−	541,549

Net expenses	−	2,945,306

Net investment income		14,093,134

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,577,857
Net change in unrealized appreciation (depreciation) on investments	+	29,009,632

Net realized and unrealized gains		31,587,489

Increase in net assets resulting from operations		$45,680,623

See financial notes 33

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$14,093,134	$15,806,790
Net realized gains		2,577,857	340,988
Net change in unrealized appreciation (depreciation)	+	29,009,632	(33,722,901)

Increase (decrease) in net assets from operations		45,680,623	(17,575,123)

Distributions to shareholders

Distributions from net investment income		(14,100,227)	(15,796,789)
Distributions from net realized gains	+	—	(9,852,011)

Total distributions		($14,100,227)	($25,648,800)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,575,225	$158,724,584	22,294,858	$266,874,048
Shares reinvested		724,546	8,491,616	1,375,164	16,434,059
Shares redeemed	+	(14,910,782)	(173,514,019)	(27,150,629)	(321,651,789)

Net transactions in fund shares		(611,011)	($6,297,819)	(3,480,607)	($38,343,682)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		52,992,613	$601,937,839	56,473,220	$683,505,444
Total increase (decrease)	+	(611,011)	25,282,577	(3,480,607)	(81,567,605)

End of period		52,381,602	$627,220,416	52,992,613	$601,937,839

Net investment income not yet distributed			$47,752		$47,752

34 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	9/1/09–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	11.49	12.31	11.77	11.94	11.30

Income (loss) from investment operations:
Net investment income (loss)	0.29	0.30	0.34	0.36	0.35
Net realized and unrealized gains (losses)	0.70	(0.59)	0.56	(0.07)	0.64

Total from investment operations	0.99	(0.29)	0.90	0.29	0.99
Less distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.34)	(0.36)	(0.35)
Distributions from net realized gains	—	(0.23)	(0.02)	(0.10)	—

Total distributions	(0.29)	(0.53)	(0.36)	(0.46)	(0.35)

Net asset value at end of period	12.19	11.49	12.31	11.77	11.94

Total return (%)	8.74	(2.49)	7.75	2.55	8.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.60	0.59	0.59	0.59	0.59
Net investment income (loss)	2.47	2.46	2.84	3.12	2.99
Portfolio turnover rate	107	118	101	68	88
Net assets, end of period ($ x 1,000,000)	426	395	434	379	446

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

93.0%	Fixed-Rate Obligations	371,938,447	395,819,184
6.4%	Variable-Rate Obligations	26,986,855	27,079,314

99.4%	Total Investments	398,925,302	422,898,498
0.6%	Other Assets and Liabilities, Net		2,706,053

100.0%	Net Assets		425,604,551

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 93.0% of net assets

CALIFORNIA 93.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)	3,500,000	3,952,725
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)	235,000	265,061
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	417,282
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	842,050
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,680,725
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	589,826
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15		1,175,000	1,203,458
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25	(b)	720,000	880,171
Lease RB Series 2013A	5.25%	12/01/26	(b)	775,000	936,208
Alameda Cnty Transportation Commission
LT Sales RB Series 2014	5.00%	03/01/20		800,000	962,936
LT Sales RB Series 2014	5.00%	03/01/21		500,000	610,710
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		450,000	538,056
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/22		435,000	527,037
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	800,206
Anaheim Public Financing Auth
Electric System RB Series 2011A	5.00%	10/01/25	(b)	2,000,000	2,320,080
Lease Refunding RB Series 2008	4.50%	08/01/17		115,000	127,411
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		600,000	672,786
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16		750,000	805,043
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16		100,000	106,589
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26	(c)	2,830,000	2,019,403
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15		2,500,000	2,534,000
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20	(b)	5,000,000	5,941,050
GO Bonds	4.00%	09/01/17		1,245,000	1,372,650
GO Bonds	5.00%	09/01/18		3,000,000	3,497,580
GO Bonds	5.00%	11/01/18		1,000,000	1,170,840
GO Bonds	5.50%	04/01/19		900,000	1,082,781
GO Bonds	5.00%	11/01/19		2,425,000	2,902,046
GO Bonds	5.00%	09/01/20		2,560,000	3,099,136
GO Bonds	5.00%	11/01/24	(b)	750,000	893,212
GO Bonds	5.00%	12/01/24	(b)	2,990,000	3,662,481

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds	5.00%	09/01/25	(b)	3,535,000	4,278,022
GO Bonds	5.00%	11/01/25	(b)	495,000	584,625
GO Bonds	4.00%	12/01/26	(b)	1,000,000	1,063,760
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,742,989
GO Bonds	6.00%	11/01/35	(b)	4,190,000	5,098,057
GO Bonds	5.00%	09/01/36	(b)	2,635,000	2,974,572
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,115
GO Refunding Bonds	5.00%	09/01/21		1,355,000	1,654,292
GO Refunding Bonds	5.25%	10/01/32	(b)	2,965,000	3,436,287
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,717,074
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	856,823
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,213,280
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/15		280,000	283,760
RB (Pomona College) Series 2011	4.00%	01/01/16		400,000	420,616
RB (Pomona College) Series 2011	4.00%	01/01/17		200,000	217,258
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24		2,000,000	2,591,140
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17		1,230,000	1,349,359
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18		680,000	785,441
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21		500,000	593,765
California Health Facilities Financing Auth
Insured RB Series 2011A	5.25%	02/01/20	(a)	145,000	169,646
RB (City of Hope) Series 2012A	5.00%	11/15/21		500,000	602,820
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17		750,000	828,038
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	150,000	157,517
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	125,000	145,030
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21		700,000	846,237
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)	3,285,000	3,871,734
RB (Scripps Health) Series 2008A	5.00%	10/01/16		2,735,000	3,000,350
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)	3,000,000	3,019,050
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43	(b)	2,000,000	2,378,540
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,428,114
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	504,945
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16		1,000,000	1,001,410
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(d)	1,925,000	1,966,869
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		215,000	234,571
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	863,877
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	293,353
RB (USC) Series 2010	5.00%	12/01/19		470,000	564,136
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	823,253
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	856,562
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30	(b)	1,300,000	1,467,947
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)(d)	1,000,000	1,245,950
Lease RB Series 1993E	5.50%	06/01/15		125,000	128,640
Lease RB Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,208,100
Lease RB Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,199,830
Lease RB Series 2012A	5.00%	04/01/23	(b)	2,050,000	2,462,255
Lease RB Series 2012G	4.00%	11/01/16		885,000	954,862
Lease RB Series 2013F	4.00%	09/01/16		500,000	536,735
Lease RB Series 2013F	3.00%	09/01/17		750,000	803,025
Lease RB Series 2013G	5.00%	09/01/16		500,000	546,615
Lease RB Series 2013G	5.00%	09/01/17		600,000	678,288
Lease RB Series 2013I	5.00%	11/01/19		1,250,000	1,487,812
Lease RB Series 2013I	5.00%	11/01/20		1,335,000	1,615,096
Lease RB Series 2014B	5.00%	10/01/23		1,700,000	2,096,066
Lease RB Series 2014B	5.00%	10/01/24		1,000,000	1,237,530
Lease Refunding RB Series 2012C	5.00%	06/01/18		1,500,000	1,730,685
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,170,830
RB (Cottage Health) Series 2010	5.00%	11/01/17		325,000	366,317
RB (Cottage Health) Series 2010	5.00%	11/01/18		350,000	402,105
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	115,007

See financial notes 37

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		3,190,000	3,428,006
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,054,646
RB (The Redwoods) Series 2013	3.00%	11/15/16	(a)	200,000	210,040
RB (The Redwoods) Series 2013	3.00%	11/15/17	(a)	325,000	343,268
RB (The Redwoods) Series 2013	4.00%	11/15/19	(a)	150,000	164,229
RB (The Redwoods) Series 2013	4.00%	11/15/20	(a)	125,000	136,778
RB (The Redwoods) Series 2013	5.00%	11/15/22	(a)	435,000	503,325
RB (The Redwoods) Series 2013	5.00%	11/15/23	(a)	200,000	232,566
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	343,365
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	440,000	492,259
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20	(a)(b)	3,500,000	3,594,570
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		235,000	236,645
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36	(b)	1,400,000	1,716,148
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21		100,000	113,093
GO Refunding Bonds Series 2012	4.00%	08/01/24	(b)	75,000	86,081
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(c)	515,000	341,697
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	129,982
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22		515,000	616,857
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/24		1,000,000	1,191,360
GO Refunding Bonds Series 2014	5.00%	07/01/28	(b)	3,695,000	4,237,315
Contra Costa CCD
GO Bonds Series 2014A	3.00%	08/01/23		800,000	866,320
GO Bonds Series 2014A	3.00%	08/01/24		1,370,000	1,470,051
GO Bonds Series 2014A	4.00%	08/01/25	(b)	325,000	371,462
GO Bonds Series 2014A	4.00%	08/01/26	(b)	350,000	392,609
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	975,000	1,183,923
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24	(b)	1,500,000	1,792,080
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	500,000	596,190
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	800,947
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	190,000	229,976
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	350,000	420,861
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	50,000	59,223
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22	(c)	1,680,000	1,402,078
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17		750,000	815,063
Refunding RB Series 2014A	5.00%	03/01/18		1,000,000	1,145,250
Refunding RB Series 2014A	5.00%	03/01/19		750,000	878,805
Refunding RB Series 2014A	5.00%	03/01/34	(b)	800,000	907,744
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,063,350
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/19		1,000,000	1,180,390
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22		2,000,000	2,423,400
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/26	(b)	2,000,000	2,383,220
Evergreen Elementary SD
GO Bonds Series 2009B	0.00%	08/01/27	(c)	3,255,000	2,091,240
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40	(b)(c)	1,000,000	234,530
GO Bonds Series D	5.25%	08/01/37	(b)	1,500,000	1,715,025
GO Refunding Bonds Series 2014	4.00%	08/01/21		500,000	570,155
GO Refunding Bonds Series 2014	5.00%	08/01/22		800,000	969,912
GO Refunding Bonds Series 2014	5.00%	08/01/23		900,000	1,098,783
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20		300,000	329,868
Airport Refunding RB Series 2013A	5.00%	07/01/22		350,000	408,814

38 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Garden Grove USD
GO Bonds Series C	5.00%	08/01/26	(b)	750,000	899,767
GO Bonds Series C	5.00%	08/01/27	(b)	520,000	618,758
GO Bonds Series C	5.00%	08/01/28	(b)	400,000	472,680
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19		900,000	1,017,072
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21		1,250,000	1,500,012
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,093,130
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19		250,000	296,368
Refunding Revenue COP Series 2014A	5.00%	12/01/21		340,000	407,245
Refunding Revenue COP Series 2014A	5.00%	12/01/22		375,000	451,605
Refunding Revenue COP Series 2014A	5.00%	12/01/23		500,000	606,030
Refunding Revenue COP Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,199,130
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,150,780
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	201,696
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	385,717
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	494,564
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	852,466
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	897,142
Inglewood USD
GO Bonds Series A	5.00%	08/01/15		1,880,000	1,961,517
GO Bonds Series A	5.00%	08/01/16		150,000	162,885
GO Bonds Series A	5.00%	08/01/17		205,000	226,937
GO Bonds Series A	5.00%	08/01/18		90,000	103,486
GO Bonds Series A	6.25%	08/01/37	(b)	2,250,000	2,723,490
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19		475,000	550,430
Special Tax RB Series 2014A	5.00%	09/01/20		550,000	643,770
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,627,374
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,404,738
Lee Lake Public Financing Auth
Sr Lien Special Tax Refunding RB Series 2013A	3.00%	09/01/14		1,165,000	1,165,151
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	321,660
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		450,000	502,101
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	500,387
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	802,430
Long Beach CCD
GO Refunding Bonds Series 2014E	5.00%	05/01/27	(b)	1,000,000	1,219,440
GO Refunding Bonds Series 2014E	5.00%	05/01/28	(b)	1,000,000	1,206,810
GO Refunding Bonds Series 2014E	5.00%	05/01/29	(b)	1,000,000	1,195,000
GO Refunding Bonds Series 2014E	5.00%	05/01/30	(b)	1,000,000	1,185,260
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,150,000	6,071,489
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		150,000	168,344
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	604,655
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		440,000	512,371
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,857,816
Los Angeles Cnty Metropolitan Transportation Auth
Sr Refunding RB Series 2014A	5.00%	07/01/30	(b)	2,645,000	3,130,701
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	4.00%	09/01/17		1,710,000	1,880,658
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	4.00%	09/01/18		830,000	929,301
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	5.00%	09/01/20		1,000,000	1,193,600
Tax Allocation Refunding RB (South Gate Redevelopment Project No.1) Series 2014A	5.00%	09/01/24		1,390,000	1,697,982

See financial notes 39

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Cnty Regional Financing Auth
Insured RB (MonteCedro) Series 2014B1	3.00%	11/15/21	(a)(b)	750,000	762,968
Insured RB (MonteCedro) Series 2014B3	2.50%	11/15/20	(a)(b)	750,000	764,550
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds (Playa Vista Phase 1) Series 2014	5.00%	09/01/22		750,000	894,367
Special Tax Refunding Bonds (Playa Vista Phase 1) Series 2014	5.00%	09/01/23		1,000,000	1,193,800
Special Tax Refunding Bonds (Playa Vista Phase 1) Series 2014	5.00%	09/01/24		1,250,000	1,494,725
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21	(b)	30,000	35,240
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16		515,000	551,050
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	3,937,227
Power System RB Series 2012A	5.00%	07/01/29	(b)	675,000	786,848
Power System RB Series 2014B	5.00%	07/01/23		480,000	598,555
Power System RB Series 2014B	5.00%	07/01/24	(b)	600,000	748,290
Power System RB Series 2014B	5.00%	07/01/32	(b)	2,565,000	3,015,440
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,215,490
Los Angeles USD
GO Refunding Bonds Series 2014D	5.00%	07/01/19		2,500,000	2,964,025
GO Refunding Bonds Series 2014D	5.00%	07/01/21		2,500,000	3,050,400
Refunding COP Series 2012A	5.00%	10/01/20		2,150,000	2,566,240
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,387,804
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	570,170
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		180,000	194,963
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	958,284
Malibu
COP Series 2009A	4.00%	07/01/17		100,000	108,507
COP Series 2009A	4.00%	07/01/18		75,000	82,632
COP Series 2009A	5.00%	07/01/20	(b)	75,000	85,886
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,556,410
Refunding Promissory Notes 2012	5.00%	09/01/26	(b)	1,205,000	1,417,393
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	984,189
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	217,786
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	112,835
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	237,226
Moraga
COP 2013	4.00%	04/01/18		120,000	131,969
COP 2013	4.00%	04/01/25	(b)	145,000	166,609
COP 2013	5.00%	04/01/26	(b)	360,000	437,947
COP 2013	5.00%	04/01/27	(b)	430,000	516,116
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18		1,100,000	1,269,477
Lease Refunding RB Series 2013	5.00%	11/01/22		810,000	975,621
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	487,826
RB Series 2011A	5.00%	08/01/20		200,000	233,896
RB Series 2011A	5.00%	08/01/21		550,000	648,054
RB Series 2011A	5.75%	08/01/40	(b)	700,000	788,046
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,160,610
Oakland
Sewer Refunding RB Series 2014A	4.00%	06/15/17		650,000	713,141
Sewer Refunding RB Series 2014A	5.00%	06/15/18		600,000	696,348
Sewer Refunding RB Series 2014A	5.00%	06/15/27	(b)	1,000,000	1,206,440
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15		2,000,000	2,091,560
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19		3,050,000	3,566,822
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20		2,000,000	2,350,880
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27	(b)	440,000	488,497
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30	(b)	240,000	261,713

40 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(d)	785,000	1,006,174
Rancho Cucamonga Successor RDA
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17		920,000	1,011,328
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/18		750,000	869,243
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19		1,370,000	1,618,833
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20		1,175,000	1,405,699
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18		800,000	928,784
Limited Sales Tax RB Series 2013A	5.25%	06/01/24	(b)	710,000	888,643
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,200,242
Roseville City SD
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	510,000	590,662
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27	(b)	350,000	408,881
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43	(b)	1,000,000	1,122,920
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,109,960
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16		1,000,000	1,059,330
Lease Refunding RB Series 2013A	4.00%	05/01/18		4,000,000	4,433,920
Sacramento Cnty Sanitation District Financing Auth
RB (Sacramento Regional Cnty Sanitation District) Series 2014A	5.00%	12/01/26	(b)	1,030,000	1,263,655
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	1,800,000	2,041,398
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		100,000	121,751
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	250,000	300,823
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	455,000	541,132
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	623,743
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,100,290
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,159,380
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20		900,000	1,012,347
Lease Refunding RB Series 2010A	5.00%	09/01/20		745,000	872,015
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	435,829
Lease RB Series 2009A	4.00%	02/01/17		840,000	907,225
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22		300,000	358,713
Refunding RB Series 2013A	5.00%	09/01/23		750,000	899,797
Refunding RB Series 2013A	5.00%	09/01/24	(b)	500,000	592,185
Refunding RB Series 2013A	5.00%	09/01/25	(b)	1,500,000	1,756,500
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		1,790,000	2,248,455
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	565,961
COP Series 2009A	5.00%	04/01/21	(b)	3,325,000	3,827,673
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21		750,000	926,662
Refunding RB Series 2012A	5.00%	05/01/26	(b)	340,000	395,352
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,827,887
San Francisco CCD
GO Bonds Series 2004B	5.00%	06/15/21	(b)	500,000	501,975
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,708,586
GO Bonds Series 2007B	5.00%	06/15/28	(b)	3,500,000	3,513,160
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,897,328
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,863,954
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,224,936
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,041,000

See financial notes 41

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19		1,000,000	1,113,640
GO Refunding Bonds Series 2014	5.00%	08/01/21		275,000	325,399
GO Refunding Bonds Series 2014	5.00%	08/01/22		500,000	594,135
San Joaquin Cnty
Refunding Revenue COP (Solid Waste System) 2014	3.00%	04/01/17		150,000	157,610
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/18		285,000	311,214
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/19		225,000	248,225
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/20		350,000	385,378
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/21		350,000	406,196
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/22		350,000	406,795
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		210,000	245,057
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/30	(c)	150,000	80,466
San Mateo Cnty Jt Powers Financing Auth
Lease RB (Maple Street Correctional Center) Series 2014A	5.00%	06/15/24		1,500,000	1,859,040
Lease RB (Maple Street Correctional Center) Series 2014A	5.00%	06/15/25	(b)	3,150,000	3,868,452
Lease Refunding RB Series 2008A	4.00%	07/15/17		125,000	137,745
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,031,746
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,243,749
San Pablo Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/21		500,000	591,785
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/22		610,000	723,186
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/23		1,000,000	1,190,510
Tax Allocation Refunding Bonds Series 2014A	5.00%	06/15/24		1,000,000	1,195,670
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	250,521
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	125,868
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	328,350
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21		125,000	147,285
Lease RB Series 2014	5.00%	08/01/22		165,000	193,982
Lease RB Series 2014	3.00%	08/01/23		140,000	143,562
Lease RB Series 2014	3.00%	08/01/24		175,000	177,986
Lease RB Series 2014	5.00%	08/01/25	(b)	175,000	205,868
Lease RB Series 2014	5.00%	08/01/26	(b)	165,000	191,727
Lease RB Series 2014	5.00%	08/01/27	(b)	320,000	368,509
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,056,798
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	204,040
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,320,000	2,687,442
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36	(b)	945,000	1,097,542
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	130,233
GO Bonds Series B	5.00%	08/01/19		75,000	89,672
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23		1,160,000	1,452,923
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	574,810
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	600,650
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,400,000	1,488,242
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		4,505,000	5,381,222
Water Refunding RB Series 2014G2	3.00%	07/01/37	(b)	1,500,000	1,592,865
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25	(b)	2,375,000	2,811,050
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	950,000	1,140,285
Tustin USD
GO Bonds Series B	6.00%	08/01/36	(b)	950,000	1,143,049

42 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,490,753
General RB Series 2011AB	3.00%	05/15/18		565,000	613,793
Medical Center Pooled RB Series 2013J	3.00%	05/15/16		100,000	104,781
Medical Center Pooled RB Series 2013J	4.00%	05/15/17		100,000	109,679
Medical Center Pooled RB Series 2013J	5.00%	05/15/18		100,000	115,749
Medical Center Pooled RB Series 2013J	5.00%	05/15/19		100,000	118,342
Medical Center Pooled RB Series 2013J	4.00%	05/15/20		250,000	285,810
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		915,000	1,047,025
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		1,890,000	2,246,719
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32	(b)	1,875,000	2,159,419
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,385,000	1,592,972
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	76,967
Revenue COP Series 2011	5.00%	06/01/20		275,000	321,019
Revenue COP Series 2011	5.00%	06/01/28	(b)	300,000	334,779
Westlands Water District
Refunding RB Series 2012A	3.00%	09/01/14		575,000	575,092
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	723,324
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,255,085
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,265,680
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	158,043
Water RB Series 2011	4.15%	03/01/19		130,000	145,070
Water RB Series 2011	4.65%	03/01/21		115,000	132,436

Total Fixed-Rate Obligations
(Cost $371,938,447)					395,819,184

Variable-Rate Obligations 6.4% of net assets

CALIFORNIA 6.4%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	0.95%	04/01/45	(b)	5,000,000	4,964,000
Toll Bridge RB Series 2007A1	0.75%	04/01/47	(b)	1,000,000	1,000,490
Toll Bridge RB Series 2014C	1.88%	04/01/47	(b)	2,500,000	2,557,575
California
GO Bonds Series 2013C	0.60%	12/01/28	(b)	2,400,000	2,412,312
GO Refunding Bonds 2012B	0.95%	05/01/18	(b)	1,000,000	1,012,470
GO Refunding Bonds 2012B	1.20%	05/01/20	(b)	1,000,000	1,018,750
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.85%	10/01/15	(b)	3,970,000	3,973,771
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.00%	04/01/52	(b)	2,620,000	2,622,882
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.37%	06/01/38	(b)	515,000	514,784
Water System Refunding RB Series 2008A4	0.03%	06/01/38	(a)(b)	5,000,000	5,000,000
Southern California Metropolitan Water District
Water Refunding RB Series 2012B1	0.40%	07/01/27	(b)	2,000,000	2,002,280

Total Variable-Rate Obligations
(Cost $26,986,855)					27,079,314

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $398,924,128 and the unrealized appreciation and depreciation were $24,027,622 and ($53,252), respectively, with a net unrealized appreciation of $23,974,370.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.

See financial notes 43

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
LT —	Limited Tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$395,819,184	$—	$395,819,184
Variable-Rate Obligations[1]	—	27,079,314	—	27,079,314

Total	$—	$422,898,498	$—	$422,898,498

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

44 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $398,925,302)		$422,898,498
Cash		358,680
Receivables:
Investments sold		1,500,000
Interest		4,341,930
Fund shares sold	+	186,741

Total assets		429,285,849

Liabilities

Payables:
Investments bought		3,031,927
Investment adviser and administrator fees		12,699
Shareholder service fees		16,478
Distributions to shareholders		328,016
Fund shares redeemed		245,864
Accrued expenses	+	46,314

Total liabilities		3,681,298

Net Assets

Total assets		429,285,849
Total liabilities	−	3,681,298

Net assets		$425,604,551

Net Assets by Source
Capital received from investors		397,949,212
Distributions in excess of net investment income		(511)
Net realized capital gains		3,682,654
Net unrealized capital appreciation		23,973,196

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$425,604,551		34,915,913		$12.19

See financial notes 45

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Interest		$11,955,729

Expenses

Investment adviser and administrator fees		1,209,851
Shareholder service fees		975,594
Portfolio accounting fees		84,211
Professional fees		49,716
Transfer agent fees		25,519
Shareholder reports		22,596
Custodian fees		11,931
Independent trustees’ fees		10,338
Registration fees		8,229
Interest expense		204
Other expenses	+	10,481

Total expenses		2,408,670
Expense reduction by CSIM and its affiliates	−	432,376

Net expenses	−	1,976,294

Net investment income		9,979,435

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,154,385
Net change in unrealized appreciation (depreciation) on investments	+	19,419,900

Net realized and unrealized gains		23,574,285

Increase in net assets resulting from operations		$33,553,720

46 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$9,979,435	$10,941,813
Net realized gains		4,154,385	952,670
Net change in unrealized appreciation (depreciation)	+	19,419,900	(22,550,231)

Increase (decrease) in net assets from operations		33,553,720	(10,655,748)

Distributions to shareholders

Distributions from net investment income		(9,975,616)	(10,929,861)
Distributions from net realized gains	+	—	(8,666,317)

Total distributions		($9,975,616)	($19,596,178)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,233,411	$85,947,435	9,072,187	$110,280,574
Shares reinvested		498,084	5,933,803	1,009,552	12,229,765
Shares redeemed	+	(7,158,052)	(84,584,975)	(10,985,392)	(131,340,506)

Net transactions in fund shares		573,443	$7,296,263	(903,653)	($8,830,167)

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,342,470	$394,730,184	35,246,123	$433,812,277
Total increase (decrease)	+	573,443	30,874,367	(903,653)	(39,082,093)

End of period		34,915,913	$425,604,551	34,342,470	$394,730,184

Distributions in excess of net investment income			($511)		($511)

See financial notes 47

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Intermediate-Term Bond Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

48

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 49

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond

50

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s fixed income securities holdings.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds’ returns or as a substitute for a position or security.

Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.

 51

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.49%.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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 Schwab Tax-Free Bond Funds

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$511,027,561	$488,291,998
Schwab California Tax-Free Bond Fund	446,101,223	433,663,026

8. Federal Income Taxes:

As of August 31, 2014, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Undistributed tax-exempt income	$512,082	$327,505
Undistributed ordinary income	—	1,159,888
Undistributed long-term capital gains	1,044,433	2,521,594
Unrealized appreciation	31,934,546	24,027,622
Unrealized depreciation	(6,592)	(53,252)
Other unrealized appreciation/(depreciation)	1	—

Net unrealized appreciation/(depreciation)	$31,927,955	$23,974,370

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had no capital losses deferred and no capital losses utilized.

 53

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Current Period Distributions
Tax-exempt income	$14,100,227	$9,975,616
Long-term capital gains	—	—
Return of capital	—	—

Prior Period Distributions
Tax-exempt income	$15,796,789	$10,929,861
Ordinary income	5,464,975	2,108,014
Long-term capital gains	4,387,036	6,558,303
Return of capital	—	—

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2014, the funds made the following reclassifications:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Capital shares	$—	$—
Undistributed net investment income	7,093	(3,819)
Net realized capital gains and losses	(7,093)	3,819

As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

54

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (two of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2014

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Other Federal Tax Information (unaudited)

Under Section 852 (b)(5) of the Internal Revenue Code (and Section 17145 of the California Revenue and Taxation Code with respect to the Schwab California Tax-Free Bond Fund), the funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2014.

Percentage

Schwab Tax-Free Bond Fund	100.0%
Schwab California Tax-Free Bond Fund	100.0%

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders.

The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this

 57

review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to each Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to such Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	75	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	75	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

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 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays California Exempt Municipal Bond Index An index that is the California component of the Barclays Municipal Bond Index.

Barclays Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

S&P California AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.

S&P National AMT-Free Municipal Bond Index A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 63

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

64

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13656-17
00125299

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
(a) (1)	Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
          (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).
          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) THE REGISTRANT’S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE MARIANN BYERWALTER, WILLIAM HASLER AND KIRAN PATEL WHO ARE “INDEPENDENT” FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of nine series. Seven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2013 and 2012 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees

2014: $325,971	2013: $317,611
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.

Audit-Related Fees

For services rendered to Registrant:

2014: $21,058	2013: $20,511

Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

Tax Fees

For services rendered to Registrant:

2014: $23,279	2013: $22,671

Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

All Other Fees

For services rendered to Registrant:

2014: $1,082	2013: $2,960

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2014: $45,419	2013: $46,396

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

Schwab Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: October 16, 2014

Schwab Tax-Free Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: October 16, 2014

Schwab Bond Funds

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: October 16, 2014

Schwab Tax-Free Bond Funds

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: October 16, 2014